As filed with the SEC on April 28, 2011
Registration No. 33-54924
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 23	[ X ]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 51	[ X ]
EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Exact name of registrant)
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(name of depositor)
200 Liberty Street, Tower A One World Financial Center
New York, New York 10281
(Address of depositor's principal executive offices)
Depositor's telephone number: 1-800-544-8888
____________________________________________
JEFFREY K. CIMINI
President
Empire Fidelity Investments Life Insurance Company
200 Liberty Street, Tower A One World Financial Center
New York, New York 10281
(Name and address of agent for service)
_________________________________________
Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP 1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
_________________________________________

Individual Variable Annuity Contracts -- Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number of securities.

It is proposed that this filing will become effective (check appropriate space):
immediately upon filing pursuant to paragraph (b) of rule 485
X	on April 30, 2011, pursuant to paragraph (b) (1) (iii) of rule 485
60 days after filing pursuant to paragraph (a) (1) of rule 485 on ______, pursuant to paragraph (a) (1) of rule 485
	75 days after filing pursuant to paragraph (a) (2) of rule 485	Page _ of _
	on , pursuant to paragraph (a) (2) of rule 485	Exhibit Index Appears on Page __

Prospectus

Income Advantage

Introduction

This prospectus describes a single premium variable income annuity contract (the "Contract") offered by Empire Fidelity Investments Life Insurance Company® ("Empire Fidelity Investments Life," the "Company," "EFILI," "we," or "us"), the insurance company that is part of the group of financial service companies known as Fidelity Investments.

There are two types of Contracts. You may purchase:

(1) a "Non-qualified Contract" with money from any source; and

(2) a "Qualified Contract" that is an Individual Retirement Annuity with contributions rolled-over from qualified plans such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. An Individual Retirement Annuity that is a Roth IRA may be purchased only with a contribution rolled over from another Roth IRA.

The Contract provides you (the "Annuitant") with the opportunity to receive annuity income for life at regular intervals (the "Annuity Income Dates"). You choose the first Annuity Income Date, which may be up to one year from the day we issue the Contract (the "Contract Date"), and whether you want the Annuity Income Dates to be monthly, quarterly, semi-annual, or annual. Annuity income can be for your lifetime, or for your lifetime and the lifetime of a second person you name (the "Joint Annuitant").

You may choose a guaranteed minimum number of years of annuity income. Or, if you have a Qualified Contract, you may choose a Contract which permits you to withdraw part or all of the Withdrawal Value of your Contract. Withdrawals are only available for allocations to variable annuity income. Withdrawals may result in a reduction or elimination of future annuity income. A Contract with a Withdrawal Option will provide slightly less annuity income than an otherwise identical Contract that does not permit withdrawals.

You purchase a Contract with a single payment (the "Purchase Payment"). You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000.

For a Non-qualified Contract, the portion of annuity income that is considered a return of the Purchase Payment will generally be non-taxable, and the portion of annuity income that is considered a distribution of earnings will generally be taxable. For Qualified Contracts the entire amount of annuity income each year will generally be taxable unless your Purchase Payment includes after-tax contributions. For a more detailed discussion of the tax treatment of annuity income, see Tax Considerations on page <Click Here>.

Investment Options

You allocate your Purchase Payment between fixed and variable annuity income. You may choose all fixed annuity income, all variable annuity income, or a combination of the two. If you allocate all or a portion to variable annuity income, you may choose one or more of the available Subaccounts of the Empire Fidelity Investments Variable Annuity Account A (the "Variable Account"). Amounts allocated to the Subaccounts will result in annuity income that varies in amount according to the investment results of the Subaccounts. We may add additional Investment Options in the future.

Some of the Funds are managed by Fidelity Management & Research Company ("FMR"): Fidelity VIP Asset Manager, Fidelity VIP Asset Manager: Growth, Fidelity VIP Balanced, Fidelity VIP Consumer Discretionary, Fidelity VIP Consumer Staples, Fidelity VIP Contrafund®, Fidelity VIP Disciplined Small Cap (sub-advised by Geode Capital Management, LLC ("Geode")), Fidelity VIP Dynamic Capital Appreciation, Fidelity VIP Emerging Markets, Fidelity VIP Energy, Fidelity VIP Equity Income, Fidelity VIP Financial Services, Fidelity VIP Growth, Fidelity VIP Growth & Income, Fidelity VIP Growth Opportunities, Fidelity VIP Growth Stock, Fidelity VIP Growth Strategies, Fidelity VIP Health Care, Fidelity VIP High Income, Fidelity VIP Index 500 (sub-advised by Geode), Fidelity VIP Industrials, Fidelity VIP International Capital Appreciation, Fidelity VIP Investment Grade Bond, Fidelity VIP Materials, Fidelity VIP Mid Cap, Fidelity VIP Money Market, Fidelity VIP Overseas, Fidelity VIP Real Estate, Fidelity VIP Strategic Income, Fidelity VIP Technology, Fidelity VIP Telecommunications, Fidelity VIP Utilities, Fidelity VIP Value, Fidelity VIP Value Leaders, and Fidelity VIP Value Strategies.

Others are managed by Strategic Advisers®, Inc. ("Strategic Advisers"), an affiliate of FMR: Fidelity VIP FundsManager® 20%, Fidelity VIP FundsManager® 50%, Fidelity VIP FundsManager® 60%, Fidelity VIP FundsManager® 70%, Fidelity VIP FundsManager® 85%.

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Other funds are managed by:

Credit Suisse Asset Management, LLC ("Credit Suisse"): Credit Suisse International Equity Flex III

Invesco Advisers, Inc. ("Invesco"): Invesco Van Kampen V.I. Global Value Equity

Lazard Asset Management, LLC ("Lazard"): Lazard Retirement Emerging Markets Equity

Morgan Stanley Investment Management Inc. ("Morgan Stanley"): Morgan Stanley Emerging Markets Debt, Morgan Stanley Emerging Markets Equity, and Morgan Stanley Global Tactical Asset Allocation

Pacific Investment Management Company, LLC ("PIMCO"): PIMCO VIT Low Duration, PIMCO VIT Real Return, and PIMCO VIT Total Return

Legal Information

This prospectus provides information that you should know before purchasing a Contract. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2011. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling EFILI at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page <Click Here>.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by either the current prospectus for the Money Market Investment Option or the prospectuses for all the investment options available in the Contract.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL EMPIRE FIDELITY INVESTMENTS LIFE

Nationally 1-800-544-2442

Date: April 30, 2011

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Prospectus Contents

Glossary	<Click Here>
Summary of the Contract	<Click Here>
Facts About Empire Fidelity Investments Life, the Variable Account and the Funds
Empire Fidelity Investments Life	<Click Here>
The Variable Account	<Click Here>
Financial Statements	<Click Here>
The Funds	<Click Here>
Facts About the Contract
Purchase of a Contract	<Click Here>
Free Look Privilege	<Click Here>
Investment Allocation of Your Purchase Payment	<Click Here>
Trading Among Variable Subaccounts	<Click Here>
Charges	<Click Here>
Certain Portfolios Impose a Short-Term Redemption Fee	<Click Here>
Annuity Income Dates	<Click Here>
Signature Guarantee or Customer Authentication	<Click Here>
Death Benefit	<Click Here>
Fixed, Variable or Combination Annuity Income	<Click Here>
Benchmark Rate of Return	<Click Here>
Types of Annuity Income Options	<Click Here>
Annuity Income Including Withdrawal Options	<Click Here>
Guarantee Period	<Click Here>
Withdrawal Provisions	<Click Here>
Reports	<Click Here>
More About the Contract
Tax Considerations	<Click Here>
Other Contract Provisions
Selling the Contracts	<Click Here>
Postponement of Benefits	<Click Here>
More About the Variable Account and the Funds
Changes in Investment Options	<Click Here>
Total Return for a Subaccount	<Click Here>
Voting Rights	<Click Here>
Resolving Material Conflicts	<Click Here>
Litigation	<Click Here>
Table of Contents of the Statement of Additional Information	<Click Here>

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Glossary

Annuitant - You are the Annuitant. You receive lifetime income. For Qualified Contracts all annuity income must be received only by you during your lifetime. Either you or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. To choose the Withdrawal Option, either you or the Joint Annuitant must be no more than 72 years old. You must also be an Owner.

Annuity Income Dates - The dates we determine the amount of annuity income. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open. You choose whether you want Annuity Income Dates to be monthly, quarterly, semi-annual or annual.

Annuity Income Unit - A unit of measure used to calculate the amount of variable annuity income.

Benchmark Rate of Return - The return that is assumed in the calculation of each amount of variable annuity income. The Benchmark Rate of Return applies only to the variable income portion of the Contract and the following description assumes you make no withdrawals.

The estimated first annuity income amount is calculated assuming that the Investment Options will earn the Benchmark Rate of Return you choose. If the annualized Total Return (performance after all expenses) of the Investment Options you choose matches the benchmark, annuity income will stay constant. If the Total Return exceeds the benchmark, annuity income will increase. If the Total Return falls below the benchmark, annuity income will decrease.

If you choose a higher benchmark, annuity income will start at a higher amount but you will need better investment performance in order to keep annuity income from declining.

You will be able to choose a Benchmark Rate of Return of 3.5% or 5.0%. We may make other rates available, as permitted by state law.

Beneficiary(ies) - The person(s) who may receive certain benefits under this Contract when there is no longer a living Annuitant or Joint Annuitant.

Code - The Internal Revenue Code of 1986, as amended.

Contract - A Contract designed to provide you and the Joint Annuitant (if any) with annuity income for your life (or lives) beginning with the first Annuity Income Date.

Contract Date - The date your Contract becomes effective. This will be stated in your Contract.

Funds - Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, and Other Funds available in the Contract.

Guarantee Period - A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If no Annuitant lives to the end of the Guarantee Period, each Beneficiary will continue to receive income for the remainder of the Guarantee Period unless he or she chooses a commuted value as a lump sum benefit instead. A Contract with a Guarantee Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Guarantee Period.

Investment Options - The Subaccounts, each of which is a division of the Variable Account.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Joint Annuitant - The Joint Annuitant (if any), receives lifetime annuity income. However, for Qualified Contracts all annuity income must be received only by the Annuitant during the Annuitant's lifetime. Either the Annuitant or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. For Non-qualified Contracts the Joint Annuitant may, but need not be, an Owner. For Qualified Contracts the Joint Annuitant may not be an Owner.

Net Investment Factor - An index used to measure the investment performance of an Investment Option from one Valuation Period to the next. The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Investment Option during the current Valuation Period representing the daily charge equivalent to an effective annual rate of not more than 1%.

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Non-qualified Contract - A Contract other than a Qualified Contract. This type of Contract may be purchased with money from any source.

Owner(s) - The person(s) who have certain rights under the Contract. You (the Annuitant) must be an Owner. If there is a Joint Annuitant, he or she may also be an Owner (except for a Qualified Contract, where only one Owner is permitted). The Joint Annuitant is never required to be an Owner. Only you and the Joint Annuitant (if any), may ever be Owners.

Portfolio - An investment portfolio of a Fund.

Qualified Contract - A Contract that qualifies as an Individual Retirement Annuity under Section 408(b) of the Code, including an Individual Retirement Annuity that qualifies as a Roth IRA under section 408A of the Code.

Roth IRA - Refers generally to an IRA that qualifies as a Roth IRA under Section 408A of the Code. When it is used to refer to a Qualified Contract, it means an Individual Retirement Annuity Contract that qualifies as a Roth IRA under Section 408A of the Code.

Subaccount - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in the Contract.

Total Return - Used to measure the investment performance of an Investment Option, after all expenses.

Trading among Variable Subaccounts - Transfers of amounts among the Investment Options.

Valuation Period - The period of time from the time Annuity Income Unit values are calculated to the next time such values are calculated. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Empire Fidelity Investments Variable Annuity Account A.

Withdrawal (Liquidity) Period - Period of time you can take money out of your annuity. The initial Withdrawal Period will be equal to the life expectancy of the Annuitant(s). The life expectancy is in whole numbers and is determined to be a period not in excess of that permitted by IRS guidelines. If no withdrawals are made from your annuity, the Withdrawal Period will operate as a Guarantee Period. The length of the Withdrawal Period may shorten if a withdrawal is made after the fifth anniversary of your Contract's first Annuity Income Date. Withdrawals are only available for allocations to variable annuity income.

Withdrawal Value - The total amount you can take out of your annuity during the Withdrawal Period is known as your Withdrawal Value. The Withdrawal Value is only available for allocations to variable annuity income.

You - The Annuitant. The Annuitant is always an Owner.

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Summary of the Contract

Purpose

This variable annuity provides periodic annuity income for your life, or for your life and the life of a Joint Annuitant unless you choose to surrender the Contract, if allowed. You may select from a number of annuity income options. You may also choose a guaranteed minimum number of years of annuity income or, if you have a Qualified Contract, you may choose a Withdrawal option. See Types of Annuity Income Options on page 12 and Annuity Income Including Withdrawal Options on page 13. You may choose annuity income that is entirely fixed, entirely variable, or a combination of fixed and variable. See Fixed, Variable or Combination Annuity Income on page 11.

Annuity Income

We guarantee to provide annuity income for each Annuity Income Date for your lifetime and for the lifetime of the Joint Annuitant, if any (unless you choose to surrender the Contract, if allowed). We guarantee the amount of fixed annuity income on each Annuity Income Date, but we do not guarantee the amount of any variable annuity income. Neither do we guarantee any minimum number of Annuity Income Dates, unless you choose an option that provides for such a guarantee.

Under the Contract, we will distribute lifetime annuity income to you, or to you and the Joint Annuitant. The federal income tax laws have a special requirement for Qualified Contracts that have a Joint Annuitant. For these Contracts, during your lifetime annuity income can be payable only to you.

You are an Owner of the Contract. The Joint Annuitant will also be an Owner if so named on the application, except that for Qualified Contracts you must be the only Owner.

Purchase of Contract

You purchase the Contract with a single Purchase Payment. The minimum Purchase Payment is generally $25,000. EFILI reserves the right to reject Purchase Payments in excess of limits it establishes from time to time.

There are two types of Contracts. You may purchase a Non-qualified Contract with money from any source. In addition, you may purchase a Qualified Contract that is an Individual Retirement Annuity with contributions rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. An Individual Retirement Annuity that is a Roth IRA may be purchased only with a contribution rolled over from another Roth IRA.

Investment Options

You allocate your Purchase Payment between variable and fixed annuity income on your application. This allocation may not be changed. The amount of variable annuity income will fluctuate from one Annuity Income Date to the next according to the investment results of the Investment Options you select. You may direct your money to one or more of the forty-nine variable Subaccounts or the Fixed Account option.

Free Look Period

For all contracts, the portion of your Purchase Payment allocated to the Variable Account will be placed in the Money Market Investment Option during the Money Market Period, and you may currently reallocate among the variable Investment Options at any time after the end of the Money Market Period.

You may return the Contract for a refund during the free look period. See Free Look Privilege on page 6 ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND. If neither you nor the Joint Annuitant survives to the first Annuity Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries. See Death Benefit on page 11.

Important

We intend this summary to provide only an overview of the more significant aspects of the Contract. You will find more detailed information in the rest of this prospectus and in the Contract. The Contract constitutes the entire agreement between you and EFILI and should be retained.

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FEE TABLE

The following items describe the fees and expenses that you will pay while owning the contract.

Contract Owner Transaction Expenses	None
Annual Maintenance Fee	None
Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Charge	0.75%
Daily Administrative Charge	0.25%
Total Separate Account Annual Fees	1.00%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets, including management fees and other expenses)	0.10%	2.43%

Certain Portfolios impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Emerging Markets Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio.

For more details about the fee, please see "Certain Portfolios Impose a Short-Term Redemption Fee" on page 9

Facts About Empire Fidelity Investments Life, the Variable Account and the Funds

EMPIRE FIDELITY INVESTMENTS LIFE

Empire Fidelity Investments Life is a stock life insurance company organized under the laws of the State of New York on May 1, 1991. EFILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. EFILI's financial statements appear in the Statement of Additional Information ("SAI"). EFILI's principal executive offices are located at 200 Liberty Street, Tower A, One World Financial Center, New York, New York 10281. The address for our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0051.

THE VARIABLE ACCOUNT

Empire Fidelity Investments Variable Annuity Account A was established as a separate investment account on July 15, 1991. It supports the Contracts and other forms of variable annuity contracts, and may be used for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Financial statements for the Variable Account are in the SAI.

We own the assets in the Variable Account. The assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, as required by law. The assets of the Variable Account may not be charged with liabilities from any other business we conduct. All income, gains and losses concerning assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains or losses of EFILI. Assets are maintained in the Variable Account at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to its general account. EFILI is obligated to provide all benefits under the Contracts.

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FINANCIAL STATEMENTS

Financial statements for EFILI and for the Variable Account may be found in the Statement of Additional Information.

THE FUNDS

There are currently forty-nine Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Adviser; however, the performance of such funds may differ significantly.

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
FIDELITY
Fidelity VIP Asset Manager: Growth Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company
Fidelity VIP Asset Manager Portfolio	Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Management & Research Company
Fidelity VIP Balanced Portfolio	Seeks both income and capital growth consistent with reasonable risk	Fidelity Management & Research Company
Fidelity VIP Consumer Discretionary Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Consumer Staples Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Contrafund® Portfolio	Seeks long-term capital appreciation	Fidelity Management & Research Company
Fidelity VIP Disciplined Small Cap Portfolio	Seeks capital appreciation	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Dynamic Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Emerging Markets Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Energy Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio	Seeks reasonable income while also considering capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Financial Services Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP FundsManager® 20% Portfolio	Seeks high current income, and as a secondary objective, capital appreciation	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 50% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 60%	Seeks capital appreciation	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 70% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 85% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Portfolio	Seeks to achieve capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Opportunities Portfolio	Seeks to provide capital growth	Fidelity Management & Research Company
Fidelity VIP Growth Stock Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Health Care Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company
Fidelity VIP Index 500 Portfolio	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Industrials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP International Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Investment Grade Bond Portfolio	Seeks high level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
Fidelity VIP Materials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Mid Cap Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Money Market Portfolio	Seeks high level of current income consistent with the preservation of capital and liquidity	Fidelity Management & Research Company
Fidelity VIP Overseas Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Real Estate Portfolio	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Strategic Income Portfolio	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company
Fidelity VIP Technology Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Telecommunications Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Utilities Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Leaders Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
CREDIT SUISSE
Credit Suisse International Equity Flex III	Seeks capital appreciation	Credit Suisse Asset Management, LLC
INVESCO
Invesco Van Kampen V.I. Global Value Equity	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers	Invesco Advisers, Inc.
LAZARD
Lazard Retirement Emerging Markets Equity	Seeks long-term capital appreciation	Lazard Asset Management, LLC
MORGAN STANLEY
Morgan Stanley Emerging Markets Debt	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Emerging Markets Equity	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Global Tactical Asset Allocation*	Seeks total return	Morgan Stanley Investment Management Inc.
PIMCO
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Pacific Investment Management Company, LLC
PIMCO VIT Low Duration Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company, LLC
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company, LLC
VIT refers to Variable Insurance Trust

* Formerly known as Morgan Stanley International Magnum

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442 or visiting Fidelity.com.

Funds' Availability to Separate Accounts

Shares of the Funds may also be sold to a variable life separate account of Fidelity Investments Life and to variable annuity and variable life separate accounts of other insurance companies. For a discussion of the possible consequences associated with having the Funds available to such other separate accounts, see Resolving Material Conflicts on page 22.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained approval. Two types of Contracts are available. You may purchase: (1) a Non-qualified Contract using money from any source; and (2) a Qualified Contract with money rolled over from a qualified retirement plan, such as a 401(a) or a 401(k) plan, 403(b) plan or a governmental 457(b) plan, or an IRA.

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  The minimum Purchase Payment for a Contract is generally $25,000.
  You may purchase a Qualified Contract that is an Individual Retirement Annuity only with a "rollover" (including a direct trustee-to-trustee transfer, where permitted) of funds from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. You may purchase a Qualified Contract that is a Roth IRA only with a "qualified rollover contribution" (including a direct trustee-to-trustee transfer, where permitted) of funds from another Roth IRA.
  You must be the Annuitant and the Owner of the Contract. If in addition to you, another person is named as an Owner, that person must be the Joint Annuitant.
  However, if you purchase the Contract as a Qualified Contract you must be the sole Owner of the Contract.
  Generally, for all Contracts either you or the Joint Annuitant must be no more than 85 years old. To choose the Withdrawal Option either you or the Joint Annuitant must be no more than 72 years old.

  Application and Initial Purchase Payment

When we receive your properly completed application, we apply your payment to the purchase of a Contract within two Valuation Periods after receipt at the Annuity Service Center. We will consider your application properly completed as soon as:

(1) you have provided all the information requested on the application form, including your choice of annuity income option;

(2) we have received adequate proof of your date of birth (and the date of birth of the Joint Annuitant, if any); and

(3) we receive the entire amount of your Purchase Payment.

The date we credit the payment and issue your Contract is called the Contract Date. If your application is incomplete, we will request the information necessary to complete the application. If you do not furnish the information within five business days of the time we receive your application, we will return your payment unless we obtain your specific permission to keep it until you complete the application.

EFILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

FREE LOOK PRIVILEGE

You may return a Contract for a refund within 30 calendar days after you receive it (the "free look period"). If you choose to cancel the Contract, return it to the Annuity Service Center with a written request within the free look period. When you are replacing an existing annuity or life insurance policy with a contract, we will extend the free look period to 60 calendar days. For more information, please see Signature Guarantee or Customer Authentication.

For most Contracts, we assume that you receive your Contract 5 days after the Contract Date. For Contracts with large Purchase Payments, we may use the actual date you receive the Contract.

If you return the Contract during the free look period and more than 10 days after you receive it, we will promptly refund your Purchase Payment adjusted for investment performance. If you return a Contract during the first 10 calendar days after you receive it, we will promptly refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings nor charging it with any administrative expenses, or (2) your Purchase Payment plus the investment performance of the Money Market Investment Option. We will also make an adjustment for the amount of any annuity income we paid before we received the Contract. If your free look period ends on a non-business day, the next business day will be used. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

The portion of your Purchase Payment you allocate to the Subaccounts will be invested in the Money Market Investment Option for the Money Market Period. At the end of the Valuation Period in which the Money Market Period ends any amount then in the Money Market Investment Option (the "Free Look Units") will be exchanged for Annuity Income Units in the percentages you have chosen. You allocate percentages that are whole numbers, not fractions. Immediately following the reallocations, the total dollar value of the Annuity Income Units will be the same as the Free Look Units that were exchanged.

At least 10% of the variable portion of your Purchase Payment must be allocated to each Investment Option you select. If your instructions are incomplete (e.g. unclear or percentages do not equal 100%), your payments will be allocated to the VIP Money Market Portfolio until we receive your complete instructions. In these cases, we will not be responsible for the results of unit value changes or lost market opportunity. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

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TRADING AMONG VARIABLE SUBACCOUNTS

You may currently exchange amounts among Subaccounts without charge. However, excessive exchange activity can disrupt Portfolio management strategy and increase Portfolio expenses, which are borne by everyone participating in the Portfolio regardless of their exchange activity. Therefore, EFILI may limit the number of exchanges permitted, but not to fewer than twelve per calendar year. We may also require you to submit your exchange instructions by mail. Contracts without a liquidity feature may have different exchange provisions and trade minimums. Please refer to your contract.

You tell us the percentage you want for your new allocation in each Subaccount. Your allocation percentages must be in whole numbers, not fractions. You may change the allocations among the Subaccounts by writing or telephoning the Annuity Service Center or on our Internet website.

  Trading by Telephone or Internet

EFILI reserves the right to change telephone or Internet exchange provisions, or to eliminate them, and to limit or reject any telephone or Internet exchange at any time. You may make up to a combined total of eighteen telephone/Internet exchanges per calendar year. All exchanges made on the same day count as one exchange. After this total is reached, you will only be permitted to complete exchanges in writing. Multiple exchanges among the Subaccounts in a single trading day count as one exchange. We will not accept exchange requests via fax or electronic mail.

We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

  Use of Market Timing Services

In some cases, we may sell Contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

  Short-Term Trading Risk

Frequent exchanges among Investment Options by Contract Owner(s) can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value ("NAV").

The insurance-dedicated mutual funds available through the Investment Options are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual Contract Owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from Owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by Contract Owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with EFILI that will require EFILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

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As outlined below, EFILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the mutual funds' prospectuses for specific information about the funds' short-term trading policies and risks.

• EFILI Policies Regarding Frequent Trading

EFILI does not authorize market timing. EFILI has adopted policies and procedures designed to discourage frequent trading (i.e. frequent transfers or exchanges of Contract Value) as described below. If requested by the underlying mutual funds, EFILI will consider additional steps to discourage frequent trading of shares of those funds, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent trading may be subject to temporary or permanent restrictions as described below on future purchases or exchanges in a Fund, and potentially in all funds managed by FMR. Further, Contract Owners who have engaged in frequent trading in other funds managed by FMR - or in Other Funds - may be subject to temporary or permanent restrictions on purchases or exchanges in those funds. EFILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with EFILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or exchange out of that Investment Option.

In addition, each underlying mutual fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make EFILI unable to execute Owner purchase, withdrawal or exchange transactions involving that fund on that trading day. EFILI's policies and procedures are separate and independent from any policies and procedures of the underlying mutual funds, and do not guarantee that the mutual funds will not reject Variable Account orders.

• Frequent Trading Monitoring and Restriction Procedures

EFILI has adopted policies and procedures related to exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or exchange into an Investment Option followed by a withdrawal or exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction, at least two of which are completed on different business days, within any rolling 12 month period will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies issued by EFILI or its affiliate, that they own. This rule will apply even if the four or more roundtrips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is re-started and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

EFILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect to any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions. EFILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Money Market Investment Option;

(2) Annuity payments will not count toward an Investment Option's roundtrip limits;

(3) EFILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that EFILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The Frequent Trading procedures will be applied consistently to all Owners.

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• Effective Date of Exchanges Among Variable Subaccounts

When you exchange among the variable Subaccounts, we will redeem shares of the appropriate Portfolios at their prices as of the end of the current Valuation Period. Generally, any Subaccount you exchange to is credited at the same time.

However, we may wait to credit the amount to a new Subaccount until an Investment Option you exchange from becomes liquid. This will happen only if (1) the Subaccount you exchange to invests in a Portfolio that accrues dividends on a daily basis and requires Federal funds before accepting a purchase order, and (2) the Subaccount you exchange from is investing in an equity Portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell Portfolio securities in order to make funds available.

The Subaccount you exchange from will be liquid when it receives proceeds from sales of Portfolio securities, the purchase of new Contracts, or otherwise. During any period that we wait to credit a Subaccount for this reason, the amount you exchange will be uninvested. After seven days the exchange will be made even if the Investment Option you exchange from is not liquid.

• Important

The amount of the allocation in each Subaccount will change with its investment performance. You should periodically review the allocations in light of market conditions and financial objectives.

CHARGES

The following are all the charges we make under the Contract.

1. Premium Taxes. Some states charge a "premium tax" based on the amount of your Purchase Payment. State premium taxes range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you reside in a place where premium taxes apply, any amount needed to provide for the applicable premium taxes is deducted from your Purchase Payment. We will allocate the remainder of your Purchase Payment to the Investment Options and/or apply it to the purchase of fixed annuity income.

2. Administrative Charges. Administrative charges compensate us for the expenses incurred in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge.

Each day, a deduction is made from the assets of the Investment Options at an effective annual rate of 0.25%. We guarantee this charge will never increase. This charge does not affect the amount of fixed annuity income.

3. Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. Each day we deduct an amount from the assets of each Investment Option at an effective annual rate of 0.75%.

The mortality risk is our obligation to provide annuity income for your life (and the life of the Joint Annuitant, if any) no matter how long that might be. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large that cost may be. EFILI will realize a gain from the charge for these risks to the extent that it is not needed to provide for benefits and expenses under the Contracts. This charge does not affect the amount of fixed annuity income.

4. Expenses of the Funds. The Funds are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the performance of the Investment Options. See the prospectuses for the Funds for a description of the Funds' fees and expenses.

5. Other Taxes. EFILI reserves the right to charge for certain taxes (other than premium taxes) that it may have to fund. Currently, no such charges are being made. See EFILI's Tax Status on page 19.

The Company or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisers or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the Fee Table.

CERTAIN PORTFOLIOS IMPOSE A SHORT-TERM REDEMPTION FEE

Thirteen Subaccounts invest in Portfolios that impose a short-term redemption fee. Any short-term redemption fees that you pay are retained by the Portfolio, not by EFILI, and are part of the Portfolio's assets. The thirteen Portfolios that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Emerging Markets Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio.

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An Owner (or a person who succeeds to the Owner's rights after the Owner's death) who chooses to redeem an interest in a Subaccount that invests in a Portfolio that charges a redemption fee will be subject to a 1.00% fund short-term trading fee if, and to the extent that, the interest in the Subaccount has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last.

Redemption from a particular Subaccount occurs when you reallocate variable annuity income from that Subaccount to another Subaccount, or when you make a withdrawal from a Subaccount. The fee will apply to all redemptions you request. The fee applies both to one time transactions and to periodic transactions.

Here are four examples to help you understand the application of the fee. The first two show the effect on Withdrawal Value, the last two show the effect on variable annuity income.

Example 1: On Day One, you allocate all of your variable annuity income to a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 58, you make a full withdrawal of your Withdrawal Value. Your Withdrawal Value immediately before the full withdrawal is $50,000.

The fee applies to the entire amount withdrawn. The fee is $500 (1% of $50,000).

Example 2: On Day One, you allocate half of your Purchase Payment to a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 50 you allocate the remainder of your variable annuity income to the same Subaccount. On Day 65 your Withdrawal Value in the Subaccount is $50,000, and you withdraw 80% of your Withdrawal Value from that Subaccount. Immediately before the redemption your Withdrawal Value in the Subaccount attributable to your original allocation is $30,000 and the Withdrawal Value in the Subaccount attributable to your subsequent allocation is $20,000.

The first step is to determine how much of your Withdrawal Value is subject to the fee. You withdrew $40,000 of Withdrawal Value (80% of the total Withdrawal Value of $50,000). Using the first in, first out rule, all $30,000 of Withdrawal Value that relates to your original allocation is redeemed, and $10,000 of your subsequent allocation is redeemed. The $30,000 of Withdrawal Value associated with your original allocation is not subject to the redemption fee because the original allocation has been maintained in the Subaccount for 60 days or longer, but the $10,000 of the Withdrawal Value attributable to your subsequent allocation is subject to the fee because it has been maintained in the Subaccount for less than 60 days. Since the Withdrawal Value in the Subaccount subject to the fee has a Value of $10,000 at the time of the partial withdrawal, the redemption fee is $100 (1% of $10,000).

Example 3: On Day One, you allocate all of your variable annuity income to a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 58 you change your entire allocation of variable annuity income to another Subaccount. The value of your periodic annuity income in the first Subaccount immediately before the reallocation is $500.

The fee applies to the entire amount reallocated. Your variable annuity income is reduced by $5 (1% of $500).

Example 4: On Day One, you allocate half of your Purchase Payment to a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 50 you allocate the remainder of your variable annuity income to the same Subaccount. On Day 65 the value of your annuity income in the Subaccount is $500, and you reallocate 80% of your variable annuity income to another Subaccount. Immediately before the redemption $300 of your variable annuity income from the Subaccount comes from your original allocation and $200 from your subsequent allocation.

The first step is to determine how much of your variable annuity income is subject to the fee. You reallocated $400 of variable annuity income (80% of the $500). Using the first in, first out rule, all $300 of variable annuity income that related to your original allocation is exchanged, and $100 of variable annuity income from your subsequent allocation is exchanged. The $300 of income associated with your original allocation is not subject to the redemption fee because the original allocation has been maintained in the Subaccount for 60 days or longer, but the $100 of income attributable to your subsequent allocation is subject to the fee because it has been maintained in the Subaccount for less than 60 days.

Since the income in the Subaccount subject to the fee has a value of $100 at the time of the subsequent reallocation, variable annuity income is reduced by $1 (1% of $100).

ANNUITY INCOME DATES

We calculate the amount of your annuity income on each Annuity Income Date. You select the first Annuity Income Date when you purchase the Contract. The first Annuity Income Date may be either the first or the fifteenth day of a month. All subsequent Annuity Income Dates will be on the same day of the month as the first Annuity Income Date. The first Annuity Income Date may be up to one year after the Contract Date. The first Annuity Income Date generally may not be earlier than 30 days after the Contract Date.

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On the application, you choose the frequency of annuity income. You can choose monthly, quarterly, semi-annual, or annual annuity income.

If an Annuity Income Date falls on a day that is not the last day of a Valuation Period, the amount of annuity income will be determined based on the value of your selected Investment Options at the close of the Valuation Period. Annuity income will generally be sent at the end of the Valuation Period immediately following the day on which the amount is determined.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and Empire Fidelity Investments Life from fraud.

Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1. Loss of Account Ownership

2. Any other circumstances where we deem it necessary for your protection

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

DEATH BENEFIT

If no Annuitant or Joint Annuitant is alive on the first Annuity Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries.

If your Contract is a joint and survivor annuity and either you or the Joint Annuitant die before the first Annuity Income Date we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

FIXED, VARIABLE OR COMBINATION ANNUITY INCOME

At the time of purchase, you allocate your Purchase Payment between fixed and variable annuity income. You may choose all fixed annuity income, all variable annuity income, or a combination of the two.

• Fixed Annuity Income. Any portion of your Purchase Payment allocated to fixed annuity income will always remain allocated to fixed annuity income. If you allocate all of your Purchase Payment to fixed annuity income, EFILI will guarantee a specific amount of fixed annuity income that will be the same on each Annuity Income Date, except as described for Options 3 and 4 under Types of Annuity Income Options on page 12.

• Variable Annuity Income. Any portion of your Purchase Payment allocated to variable annuity income will always remain allocated to variable annuity income. You can reallocate the variable portion of your Contract among the various Investment Options. However, the variable portion of a Contract must remain in the Money Market Investment Option for the Money Market Period.

If you choose all variable annuity income, all of your annuity income will vary according to the investment experience of the Investment Options. Variable annuity income may decrease upon the death of the Annuitant or Joint Annuitant, as described for Options 3 and 4 under Types of Annuity Income Options on page 12.

Any portion of your Purchase Payment allocated to variable annuity income will initially purchase Free Look Units. EFILI will determine the number of Free Look Units based upon (a) your age and sex (and the age and sex of the Joint Annuitant, if any); (b) the type of annuity income option you choose; (c) the frequency of Annuity Income Dates you choose; (d) the first Annuity Income Date you choose; (e) the Benchmark Rate of Return you choose; and (f) the value of the Free Look Units on the Contract Date. The value of the Free Look Units reflects the investment performance of the Money Market Investment Option.

On the date the Money Market Period ends, EFILI will exchange Free Look Units for Annuity Income Units in the Investment Options you select. The total dollar value of the Annuity Income Units will be the same as the Free Look Units that were exchanged. The number of Annuity Income Units allocated to each Investment Option under a single life Contract will not change unless you reallocate among the Investment Options. If you choose a joint life Contract and benefits are reduced due to your death or the death of the Joint Annuitant, the number of Annuity Units will be reduced at that time.

EFILI calculates the amount of your variable annuity income based on the number of Annuity Income Units credited to each Investment Option. At the close of business on each Annuity Income Date (or on the next Valuation Date if the Annuity Income Date falls on a non-business day), the number of Annuity Income Units is multiplied by the value of the Annuity Income Units for each Investment Option. The amount of variable annuity income on the Annuity Income Date will be the sum of annuity income amounts for each Investment Option.

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We will generally transmit each annuity income payment on the first business day after the Annuity Income Date. If you elect to receive your annuity income payment by direct deposit, you will usually receive your income sooner than if we send it to you through the mail.

• Combination of Fixed and Variable Annuity Income. If you choose a combination of fixed and variable annuity income, a portion of your annuity income will be fixed and a portion will vary according to the investment experience of the Investment Options. We will guarantee the dollar amount of the fixed annuity income portion on each Annuity Income Date. Both fixed and variable annuity income decrease upon the death of the Annuitant or Joint Annuitant as described for Options 3 and 4 under Types of Annuity Income Options on page 12.

BENCHMARK RATE OF RETURN

When you purchase a Contract, we calculate an estimated first annuity income amount, assuming that the Investment Options will earn the Benchmark Rate of Return you choose. If the annualized Total Return of the Investment Options is greater than the Benchmark Rate of Return between the Contract Date and the first Annuity Income Date, assuming you do not make any withdrawals, the first annuity income amount will be higher than the estimate. If it is less, the first annuity income amount will be lower than the estimate.

Assuming you do not make any withdrawals, income will increase from one Annuity Income Date to the next if the annualized Total Return during that time is greater than the Benchmark Rate of Return you choose, and will decrease if the annualized Total Return is less than the Benchmark Rate of Return.

TYPES OF ANNUITY INCOME OPTIONS

At the time of purchase, you have a choice among a number of annuity income options. You also choose whether you want a minimum guaranteed number of years of annuity income. For any income option, you may choose to receive annuity income monthly, quarterly, semi-annually, or annually. Once you make these choices, they cannot be changed. The options EFILI currently offers are described below. Other annuity income options may be made available. The Federal income tax laws may limit your annuity income options where the Contract is used as a Qualified Contract.

1. Single Life Annuity. We will provide annuity income for your entire life, no matter how long that may be. Annuity income stops when you are no longer living. It is possible that your total annuity income under this option will be less than your Purchase Payment. It is even possible that you might receive annuity income only once under this option. This would happen if you were to die before the second Annuity Income Date. Because of this risk, this option offers you the highest level of annuity income. The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not.

2. Joint and Survivor Annuity With Full Annuity Income to the Survivor. Under this option, we will provide annuity income jointly to you and the Joint Annuitant while you are both living, except that for a Qualified Contract during your lifetime we provide the income only to you. After the death of either of you, we will continue to provide the full amount of annuity income to the survivor. Annuity income stops when both you and the Joint Annuitant are no longer living. As in the case of the single life annuity described above, there is the risk that you may receive annuity income only once.

3. Joint and Survivor Annuity With Reduced Annuity Income to the Survivor. This option is like Option 2 above, except that annuity income is higher while both you and the Joint Annuitant are living, and lower when only one of you is still living. You indicate on your application whether annuity income to the survivor is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive.

4. Joint and Survivor Annuity With Full Annuity Income to the Annuitant if the Joint Annuitant Dies, But Reduced Annuity Income to the Joint Annuitant if the Annuitant Dies. This option is like Option 3 above, but annuity income is not reduced upon the death of the Joint Annuitant if the Joint Annuitant is the first to die. In case you are the first to die, you indicate on your application whether annuity income to the Joint Annuitant is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive. While you and the Joint Annuitant are both still alive, this option provides greater annuity income than Option 2 but not as much annuity income as Option 3.

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For Options 2, 3, and 4, if either you or the Joint Annuitant die before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will generally result in greater annuity income.

ANNUITY INCOME INCLUDING WITHDRAWAL OPTIONS

If you have a Qualified Contract, you may elect the following options only if a portion or all of your purchase payment is allocated to the variable account. Withdrawals are not available for any allocations to fixed income. The withdrawal option feature may not be available in your state.

Single Life Annuity with Withdrawal Option. We will provide annuity income, beginning with the first Annuity Income Date, for as long as you live unless you surrender your Contract. If you die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income to the Beneficiary(ies) according to the terms of the Contract.

Joint and Survivor with Full Annuity Income to the Survivor with Withdrawal Option. Assuming you do not surrender your Contract or make withdrawals, we will provide full annuity income, beginning with the first Annuity Income Date, while either you or the Joint Annuitant is still living.

If either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity with a withdrawal option. If the person who dies (you or the Joint Annuitant) is an Owner and the survivor is not the deceased Owner's spouse, we will adjust the Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Withdrawal Period and a higher amount of annuity income. For any allocations to fixed income, similar adjustments will be made to the Guarantee Period, if any.

If you and the Joint Annuitant both die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract.

GUARANTEE PERIOD

On your application, you may choose a guaranteed number of years of annuity income beginning with the first Annuity Income Date. You may choose a number of years from five (5) to forty-five (45). You may choose a Guarantee Period for annuity income options 1 through 4. If you choose an income option with a withdrawal option, you cannot also choose a Guarantee Period. If neither you nor the Joint Annuitant lives to the end of the Guarantee Period, any remaining annuity income will go to your Beneficiary or Beneficiaries. For Options 3 and 4 above, if you and the Joint Annuitant die at the same time, the annuity income due to any Beneficiary will be the same as if you died before the Joint Annuitant. If you choose to have a Guarantee Period, the amount of annuity income on each Annuity Income Date will be lower than if you had not chosen the guarantee.

If (a) you choose Option 2, 3 or 4 with a Guarantee Period, (b) an Owner dies before the first Annuity Income Date, and (c) the survivor (whether it is you or the Joint Annuitant) is not the deceased Owner's spouse, we will adjust the Guarantee Period, as required by the federal income tax laws, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Guarantee Period and a generally higher amount of annuity income.

• Annuity Income to Beneficiary. If a Beneficiary is entitled to annuity income, the Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive a lump sum instead. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining guaranteed Annuity Income Dates.

• Lump Sum Payment. A lump sum will become due under a Contract if there are guaranteed Annuity Income Dates remaining and either: (a) a Beneficiary elects a lump sum on the death of the last survivor of you and the Joint Annuitant (if any), (b) a Beneficiary receiving guaranteed annuity income dies, or (c) the last survivor of you and the Joint Annuitant (if any), dies and the Beneficiary is no longer living. For (b), the lump sum will be paid to the Beneficiary's estate. For (c), it will go to the estate of the last to die of you and the Joint Annuitant (if any).

Any lump sum attributable to the fixed annuity portion of a Contract will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, discounted at a rate equal to the rate used to determine annuity income payments.

Any lump sum attributable to the variable annuity income portion of a Contract will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return that EFILI used in determining the annuity income on the first Annuity Income Date.

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If EFILI believes that the first annuity income amount due to any Beneficiary will be less than $50, EFILI may instead provide a lump sum for the value of all remaining annuity income. The amount of the lump sum will be determined on the same basis as described above for other lump sums.

WITHDRAWAL PROVISIONS

If you have purchased a Qualified Contract with a withdrawal option, you can withdraw amounts from the variable portion of your Contract by writing to our Annuity Service Center. See How to Make Withdrawals below.

You can not purchase a Qualified Contract with a withdrawal option if your Contract provides only fixed annuity income. Also, you can not elect a withdrawal option if you purchase a Non-qualified Contract.

The amount you can withdraw will depend on when you make the withdrawal, how much of your Purchase Payment you allocated to variable annuity income and the investment experience of your Contract. See Withdrawal Value below.

The length of time you can make withdrawals is called the Withdrawal Period or Liquidity Period. See Withdrawal (Liquidity) Period below.

Certain withdrawals will have the effect of ending your Contract, i.e. you will receive no more annuity income. Other withdrawals may shorten the Withdrawal Period. All withdrawals will reduce the amount of variable annuity income. See Effect of Withdrawals below.

How to Make Withdrawals

All requests for withdrawals must be in writing to our Annuity Service Center. You may request to withdraw all of the Withdrawal Value (full withdrawal) or a portion of the Withdrawal Value (partial withdrawal). You may not make more than one withdrawal in any Valuation Period. You may not make more than two partial withdrawals each calendar year. Any partial withdrawal must be for at least $500. You may not make any partial withdrawal that would reduce your variable annuity income below $1,200 per year at the time of the withdrawal.

Withdrawal Value

The Withdrawal Value changes each Valuation Period. What follows is an overview of how we determine the Withdrawal Value for each Valuation Period. For a complete description of how the Withdrawal Value is calculated, see Withdrawal Value in the Statement of Additional Information.

The Withdrawal Value for a Valuation Period is the sum of two amounts, which we call Part A and Part B. On the day we issue your contract, the total of Part A and Part B equals your Purchase Payment less any federal, state or local taxes we deducted from your Purchase Payment. The amount you can withdraw from your Contract decreases over time, eventually becoming zero.

Part A is based on the portion of your Purchase Payment that provides variable annuity income during the Withdrawal Period. Part B is based on the portion of your Purchase Payment that provides variable annuity income after the Withdrawal Period.

Part A changes (up or down) each Valuation Period based on the investment experience of your Contract. Also, each withdrawal and each annuity income payment reduces the value of Part A. Part A becomes zero at the end of the Withdrawal Period and remains zero thereafter.

Part B also changes (up or down) each Valuation Period based on the investment experience of your Contract. Withdrawals (but not annuity income payments) also reduce the value of Part B. Beginning one year after your first Annuity Income Date, Part B reflects a percentage which declines each day. The percentage declines at a rate of 25% per year, so five years after your first Annuity Income Date Part B becomes zero and remains zero thereafter.

The reductions in the values of Part A and Part B resulting from a withdrawal are in proportion to their values just before the withdrawal.

Withdrawal (Liquidity) Period

When you purchase your Contract we set the Withdrawal Period to be equal to the life expectancy of the Annuitant or Annuitants. Life expectancy is determined to be a period not in excess of that permitted by the Internal Revenue Service. It is always expressed in whole numbers.

If no withdrawals are made from your Contract, then you or your beneficiaries will receive variable annuity income for the entire length of the Withdrawal Period. In this respect the Withdrawal Period works like a Guarantee Period, i.e. variable annuity income would be guaranteed to last for (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period, whichever is longer. However, if you make withdrawals, the Withdrawal Period may shorten or end, as described below.

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If all the Annuitants die before the end of the Withdrawal Period, each Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive a lump sum instead. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining Annuity Income Dates in the Withdrawal Period.

Comparing Withdrawal Period to Guarantee Period

You may compare a Contract with a Withdrawal Period to one that provides a Guarantee Period.

Under a Contract with a Withdrawal Period, variable annuity income is guaranteed to last for (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period, whichever is longer.

Under a Contract with a Guarantee Period, all annuity income (fixed and variable) is guaranteed to last for (1) the life or lives of the Annuitant(s) or (2) the Guarantee Period, whichever is longer.

Under a Contract with a Withdrawal Period, a withdrawal may cause the Withdrawal Period to shorten or end.

Under a Contract with a Guarantee Period, withdrawals are not possible, and the date on which the Guarantee Period will end will not change after the Contract is issued.

Effect of Withdrawals

Withdrawals made within five years of the first annuity income date will have different consequences from withdrawals made after the first five years. Full withdrawals will have different consequences from partial withdrawals.

YOU SHOULD THINK MORE CAREFULLY ABOUT MAKING A WITHDRAWAL THE CLOSER YOU ARE TO THE FIFTH ANNIVERSARY OF YOUR FIRST ANNUITY INCOME DATE. IN MANY CIRCUMSTANCES YOU WILL BE BETTER OFF WAITING UNTIL AFTER THAT DATE TO MAKE A WITHDRAWAL. For example, if you buy a Contract that provides only variable income, withdrawals made after the end of the fifth year of annuity income would reduce your annuity income but would not cause your annuity income to end. In the same Contract, making a full withdrawal before the end of the fifth year would result in the loss of all future annuity income and your Contract would end. See the descriptions below to understand how withdrawals made during your first five years of annuity income may have different effects from withdrawals made later.

• Full Withdrawals During First Five Years

If all of your Purchase Payment is allocated to variable annuity income and you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, your Contract will end and you will not receive any more annuity income.

If your Purchase Payment is allocated part to variable annuity income and part to fixed annuity income, and you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, you will not receive any more variable annuity income. Fixed annuity income will continue in accordance with the income option you selected.

• Partial Withdrawals During First Five Years

If you withdraw part of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, then the amount withdrawn will be subtracted from the Withdrawal Value and all remaining variable annuity income will be reduced, in the same ratio that the amount withdrawn bears to the Withdrawal Value. A partial withdrawal during the first five years will have no impact on the length of the remainder of the Withdrawal Period.

• Full Withdrawals After First Five Years

If you withdraw all of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, you will no longer have a Withdrawal Value, the Withdrawal Period will end, and all remaining variable annuity income will be reduced.

• Partial Withdrawals After First Five Years

If you withdraw part of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, the amount withdrawn will be subtracted from the Withdrawal Value, all remaining variable annuity income will be reduced, and the Withdrawal Period will be reduced.

The Company will allocate partial withdrawals to the Investment Options in which the Contract is then invested in the same proportion as the value in each Investment Option bears to the Withdrawal Value on the date of the partial withdrawal.

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For both full and partial withdrawals made after the first five years, the value of the reduced variable annuity income plus the amount of the withdrawal will be equivalent to the value of the variable annuity income just prior to the withdrawal. The Company will determine equivalence using modified insurance industry mortality tables.

REPORTS

If part or all of your Purchase Payment is allocated to variable income, we will send you a statement showing the number of Annuity Income Units in each variable Investment Option, and the value of each Annuity Income Unit, at least once each calendar quarter, and each time you transfer Annuity Income Units among the Investment Options. If you choose the Withdrawal option, we will show your Withdrawal Value at least once each calendar quarter.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

We will also send you semiannual reports containing financial statements for the Funds, and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940. Contract owners have access to their contract information online at Fidelity.com.

More About the Contract

TAX CONSIDERATIONS

Treatment of Distributions

Taxation of Distributions. Regulations under section 401(a)(9) of the Internal Revenue Code addressing required minimum distributions from annuity contracts apply to Contracts issued as IRAs. Your IRA might have a Liquidity Option, under which you may withdraw part or all of the Contract's "Liquidity Value" during the "Liquidity Period." It is unclear how the regulations apply with respect to a Liquidity Option. It is possible that the Liquidity Option will need to be modified in order to comply with the regulations.

The portion of an annuity income distribution that is includible in ordinary income may vary depending on the annuity income option selected under the Contract, but generally is the excess of the distribution over the "exclusion amount."

In the case of a variable annuity income distribution, the exclusion amount is generally the "investment in the contract" allocated to the variable annuity income, adjusted for any guaranteed period, divided by the expected number of periodic annuity income distributions (determined under Treasury Department regulations).

In the case of fixed annuity income distributions, the exclusion amount is generally the amount determined by multiplying the distribution by the ratio (determined under Treasury Department regulations) of (1) the investment in the Contract allocated to the fixed annuity income, adjusted for any guaranteed period, to (2) the "expected return" under the fixed annuity income distributions. For Qualified Contracts, the investment in the contract is generally zero. When the investment in the Contract is zero, annuity income distributions are fully taxable as ordinary income.

After the dollar amount of the investment in the Contract is deemed to be recovered, the entire amount of each annuity income distribution will be fully includible in income. On the other hand, should the annuity income distributions cease before the adjusted investment in the Contract is fully recovered, the person receiving those distributions at the time of their death will be allowed a deduction for the unrecovered amount of the adjusted investment in the Contract.

Where a guaranteed period of annuity income distributions is selected and no Annuitant or Joint Annuitant lives to the end of that period, the annuity income distributions made to the Beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at the time; or (2) if distributed as annuity income distributions, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income distributions thereafter are fully includible in income.

Penalty Tax. Certain distributions under the Contract may be subject to a penalty tax equal to 10% of the portion of the distribution which is includible in income. Annuity income distributions under Qualified Contracts typically will not be subject to the penalty tax imposed under the Code on premature distributions if the first Annuity Income Date is after you attain age 59 1/2. If you own a Qualified Contract with a Withdrawal Period and the first Annuity Income Date is before you attain age 59 1/2, a withdrawal that is made either before age 59 1/2 or within 5 years of the first Annuity Income Date generally will trigger the application of the penalty tax to the withdrawal and all distributions made prior to the withdrawal. Also, the additional 10% penalty tax generally does not apply to distributions under a Non-qualified Contract that are made (1) on or after the taxpayer attains age 59 1/2; (2) as part of a series of "substantially equal periodic payments" over the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (3) under an "immediate annuity" (as that term is defined in the tax law); or (4) in certain other situations.

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In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2 even if the custodian is 59 1/2 or older.

It is unclear at this time whether annuity distributions under a Non-qualified Contract prior to the recipient attaining age 59 1/2 satisfy an exception to the penalty tax. Accordingly, a prospective purchaser of a Non-qualified Contract who expects to receive distributions prior to attaining age 59 1/2 should consult a qualified tax adviser regarding the application of the penalty tax to those distributions.

Withholding and Reporting. EFILI will, as required by law, withhold and remit to the U.S. Government a part of the taxable portion of each distribution under the Contract, unless a written election not to have any amounts withheld is filed prior to the distribution. Also, EFILI will report all annuity income distributions made while you are alive as being distributed in full to you, even if you name a Joint Annuitant.

Qualified Contracts

The Contract may be used as an Individual Retirement Annuity under Section 408(b) of the Internal Revenue Code. Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity." The Contract also may be issued as a Roth IRA, i.e., an Individual Retirement Annuity that also satisfies the requirements of Section 408A of the Code. A Roth IRA is a type of IRA that satisfies certain additional requirements under section 408A of the Code. Roth IRAs are treated like IRAs in many respects, and thus much of the discussion relating to Contracts issued as Individual Retirement Annuities also applies to Contracts issued as Roth IRAs. However, Roth IRAs differ from other IRAs in several respects. Among the differences is that no portion of a premium payment to a Roth IRA is tax deductible, and "qualified distributions" (discussed below) from a Roth IRA are excludable from gross income. Additionally, the eligibility and mandatory distribution requirements for Roth IRAs differ from non-Roth IRAs. You should seek competent advice as to the tax consequences associated with the use of a Contract as a Qualified Contract.

Because the Contract's minimum Purchase Payment is greater than the maximum annual contribution permitted to an Individual Retirement Annuity, a Qualified Contract may be purchased only in connection with a "rollover" (including a direct trustee-to-trustee transfer, where permitted). Specifically, a Qualified Contract that is an Individual Retirement Annuity may be purchased only in connection with a rollover of amounts from a qualified 401(a) or a 401(k) plan, a tax-sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA. A Qualified Contract that is a Roth IRA may be purchased only in connection with a "qualified rollover contribution" (including a direct trustee-to-trustee transfer, where permitted) of amounts from another Roth IRA, i.e., a rollover contribution from another Roth IRA that meets the IRA rollover requirements under Section 408(d)(3) of the Code. The Contract may not be purchased as a Roth IRA with a qualified rollover contribution or a trustee-to-trustee transfer from a non-Roth IRA.

If the Contract is used as a Qualified Contract, you must be the sole Owner of the Contract and the Annuitant. If you name a Joint Annuitant, all distributions made while you are alive must be made to you. Also, if you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant. Furthermore, if you choose a guaranteed period, the length of the period may have to be limited in order to satisfy certain minimum distribution requirements of the Code.

In the case of a Contract with a Withdrawal Value that is issued as an Individual Retirement Annuity, we believe that the annuity income payments thereunder should satisfy the minimum distribution requirements under section 401(a)(9) of the Code. However, it is possible, though unlikely, that the IRS will determine that the annuity income payments do not satisfy those requirements. In addition, we do not know whether the withdrawal of all or a part of the Withdrawal Value constitutes a minimum required distribution which cannot be directly transferred to another IRA or rolled over. Due to this uncertainty, we will not process direct transfers to another IRA but will instead treat all withdrawals of the Withdrawal Value from the Contract as distributions for tax reporting and withholding purposes. Accordingly, we will report such withdrawals on a 1099R form. Owners should consult a tax advisor before withdrawing an amount with the intention of rolling it over to another IRA.

In the Case of a Contract that is issued as a Roth IRA, any "qualified distribution" is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after the Owner attains age 59 1/2, (b) made after the Owner's death, (c) attributable to the Owner being disabled, or (d) a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code. Second, the payment or distribution must be made in a taxable year that is at least five years after (a) the first taxable year for which a contribution was made to any Roth IRA established for the Owner, or (b) in the case of a payment or distribution properly allocable to a qualified rollover contribution from a non-Roth IRA (or income allocable thereto), the taxable year in which the rollover contribution was made. As mentioned above, the Contract may not be purchased as a Roth IRA with a qualified rollover contribution from a non-Roth IRA.

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It should be noted that since the Contract is an immediate annuity contract, annuity income distributions under the Contract will begin within one year after a qualified rollover contribution is made to the Contract. Hence, persons considering making a qualified rollover contribution to the Contract issued as Roth IRA should consult a qualified tax advisor regarding whether distributions from the Contract will satisfy the requirements of a qualified distribution.

A distribution from a Roth IRA which is not a qualified distribution is generally taxed in the same manner as a distribution from a non-Roth IRA. However, such a distribution will be treated as made first from contributions to the Roth IRA to the extent that such distributions, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. Generally, all Roth IRAs are aggregated to determine the tax treatment of distributions.

Minimum distributions are not required from a Roth IRA while the Owner is alive. However, if the Owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the Roth IRA must be distributed in accordance with certain minimum distribution requirements set forth in Section 401(a)(9) of the Code. Hence, it might be necessary in certain circumstances to modify the distributions under an annuity income option after the Owner's death in order to comply with these after-death distribution requirements under the Code. Persons intending to use the Contract as a Roth IRA should seek competent advice regarding these requirements.

Tax Deferral Until Distributions are Made

Under existing provisions of the Code, any increase in the value of the Contract is generally not taxable until distributions are made under one of the Contract's annuity income options. However, as discussed below, this tax deferral generally applies only if (1) the Owner is an individual, (2) the investments in the Variable Account are adequately diversified in accordance with Treasury Department regulations, (3) EFILI, rather than the Owner, is considered the Owner of the assets of the Variable Account for federal tax purposes, and (4) certain distribution requirements are met in the event that you die.

Non-natural Owner. In certain circumstances, if an Owner were a "non-natural" person, such as a corporation or a trust, the Contract would not be treated as an annuity contract for federal tax purposes, and the Owner would be taxable currently on the income and gain from the assets of the Variable Account. Accordingly, the Contract must be owned by an individual (or individuals), and will not be issued to "non-natural" persons.

Diversification Requirements. For a Contract to be treated as an annuity contract for federal income tax purposes, the investments of the Variable Account must be "adequately diversified." The Treasury Department has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, the Contracts would not be treated as annuity contracts for federal income tax purposes, and each Owner would be taxable currently on the income and gain from the assets of the Variable Account. Although EFILI does not control the investments of the Funds, EFILI has entered into agreements with the Funds requiring them to operate in compliance with the Treasury Department regulations so that the Variable Account will be considered "adequately diversified."

Ownership Treatment. In certain circumstances, variable annuity Contract Owners may be considered the Owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the Contract Owners' gross income.

The Internal Revenue Service (the "Service") has stated in published rulings that a variable Contract Owner will be considered the Owner of separate account assets if the Owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the Owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a separate account] without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that Contract Owners were not Owners of separate account assets. For example, the Owner of the Contract has a choice of more Investment Options to which to allocate the Purchase Payment, and may be able to transfer among Investment Options more frequently than in such rulings. These differences could result in the Owner being treated as the owner of the assets of the Variable Account, and thus income and gain from such assets would be includible in the Owner's income annually. In addition, it is not known what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the Owner of the assets of the Variable Account.

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Distribution Requirements. To qualify as an annuity for federal tax purposes, the Contract must satisfy certain distribution requirements in the event of your death. The Contract contains the required distribution provisions. In certain situations, those provisions may limit the guaranteed period over which annuity income distributions can be made (if such a period is selected).

• Important. This discussion of the Tax Considerations assumes that the Contract will be treated as an annuity contract for federal income tax purposes and that EFILI will be treated as the Owner of the Variable Account assets.

EFILI's Tax Status

EFILI is taxed as a life insurance company under Subchapter L of the Code. Since the operations of the Variable Account are part of, and are taxed with, the operations of EFILI, the Variable Account is not separately taxed as a "regulated investment company" under Subchapter M of the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied to increase reserves under a contract. EFILI does not expect to incur federal income taxes attributable to the Variable Account. Based on this, no charge is being made currently to the Variable Account for federal income taxes. EFILI will periodically review the need for a charge to the Variable Account for its federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Under existing laws, EFILI may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes (other than premium taxes) are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, EFILI may make charges for such taxes against the Variable Account.

General Tax Considerations

The above discussion is not exhaustive and is not intended as tax advice. The federal income tax consequences associated with the purchase of an immediate annuity, like the Contract, are complex, and the application of the pertinent tax rules to a particular person may vary according to facts specific to that person. A qualified tax adviser should always be consulted regarding the application of law to individual circumstances. In particular, if you name a Joint Annuitant who is not your spouse (or if the Joint Annuitant is your spouse and you and your spouse do not file joint income tax returns), you should consult a qualified tax adviser as to the tax consequences of your particular arrangement.

This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address federal estate and gift tax consequences, or state or local tax consequences, associated with the purchase of a Contract. In addition, Empire Fidelity Investments Life Insurance Company makes no guarantee regarding any tax treatment, federal, state, or local, of any Contract or of any transaction involving a Contract.

Other Contract Provisions

You should also be aware of the following important provisions of your Contract.

1. Owner(s). Before a Contract is issued, the Owner(s) also has (have) the right to (a) name the Joint Annuitant (if any); (b) allocate the Purchase Payment between fixed and variable annuity income; (c) choose an annuity income option; (d) allocate the Purchase Payment among the Investment Options; (e) choose the Benchmark Rate of Return; (f) name the Beneficiary or Beneficiaries; and (g) select the first Annuity Income Date and how often you will receive annuity income.

After a Contract is issued, each Owner named in the application has the following rights: (a) the right to change any Beneficiary; (b) the right to cancel the Contract during the free look period; (c) any right to reallocate among the Investment Options; and (d) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract; and for a Contract that includes a Withdrawal option, (e) the right to withdraw from the variable portion of the Contract during the Withdrawal Period and the right to surrender the variable portion of the Contract within five years from the first annuity income date.

A Joint Annuitant who is not an Owner when a Contract is issued will succeed to the rights in the paragraph above if he or she survives the Owner. When no Owner or Joint Annuitant is still alive, each Beneficiary will have (a) the right to reallocate among the Investment Options, and (b) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract, with respect to his or her share of annuity income.

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2. Annuitant. You have the right to receive annuity income under the terms of the Contract. You also have rights as an Owner as described above.

3. Joint Annuitant. For Non-qualified Contracts, the Joint Annuitant (if any), has the right to receive annuity income jointly with you under the terms of the Contract. The Joint Annuitant may also be an Owner, or succeed to the rights of the Owner(s) as described above. For Qualified Contracts (a) all annuity income during your lifetime must be received only by you, and (b) the Joint Annuitant may not be an Owner.

4. Beneficiary. You may name one or more Beneficiaries when you complete your application. You may change Beneficiaries later, unless you have designated an irrevocable Beneficiary, in which case we will require the consent of the irrevocable Beneficiary in writing. The Beneficiary (or Beneficiaries) will receive (a) annuity income for the remainder of any guarantee period after the death(s) of the Annuitant (and Joint Annuitant if any), and (b) a refund of your Purchase Payment if you (and the Joint Annuitant, if any) do not live to the first Annuity Income Date.

The Beneficiary (or Beneficiaries) will receive any remaining Withdrawal Period annuity income if neither you nor the Joint Annuitant (if any) survives to the end of the Withdrawal Period.

Surviving Beneficiaries will receive equal shares unless you specify otherwise. If (1) no Beneficiary survives you and the Joint Annuitant (if any); and (2) the Withdrawal Period or Guarantee Period (if any) has not ended; we will provide a lump sum to the estate of the last to die of you and the Joint Annuitant.

The Beneficiary has choices if you (and the Joint Annuitant, if any) die before the end of the Withdrawal Period or Guarantee Period, if any:

The Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive the Withdrawal Value plus the present value of fixed annuity income (if any). If a Contract with a withdrawal option is within its first five years after the first annuity income date, it will typically be more advantageous for the Beneficiary to choose option (b). The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining guaranteed Annuity Income Dates.

If a Beneficiary receiving annuity income dies, a lump sum will be provided to the Beneficiary's estate. The fixed annuity income portion of any lump sum will be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, discounted at a rate equal to the rate used to determine annuity income payments. The variable annuity income portion will be the Withdrawal Value.

A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined. See Types of Annuity Income Options on page 12.

5. Misstatement of Date of Birth or Sex. If the date of birth or sex of you or the Joint Annuitant has been misstated, EFILI will change the benefits to those which the proceeds would have purchased had the correct date(s) of birth and sex(es) been stated.

If the misstatement is not discovered until after the first Annuity Income Date, EFILI will take the following action: (1) if EFILI provided too much annuity income, EFILI will add interest at the rate of 6% per year compounded annually and withhold annuity income on subsequent following Annuity Income Date(s) until it has recovered the excess; (2) if EFILI provided too little annuity income, we will make up the balance plus interest at the rate of 6% per year compounded annually in a lump sum.

6. Assignment. The Contract may not be assigned.

7. Dividends. The Contract is "non-participating." This means that there are no dividends. Investment results of the Investment Options are reflected in benefits.

8. Notification of Death. Any Beneficiary claiming an interest in the Contract must provide us in writing with due proof of your death and the death of the Joint Annuitant (if any) at the Annuity Service Center. We will not be responsible for any annuity income paid to you or the Joint Annuitant (if any) before we receive due proof of death at the Annuity Service Center.

You and the Joint Annuitant are each responsible for notifying EFILI of the death of the other. Each Beneficiary is responsible for notifying EFILI of the death of the last surviving Annuitant or Joint Annuitant. Upon the death of the last person with the right to receive annuity income under a Contract, that person's executor is responsible for notifying EFILI. If too much annuity income is provided because EFILI is not notified of a death, EFILI may withhold annuity income on subsequent Annuity Income Dates, or take legal action, until it has recovered any excess amounts.

EFIAL7

SELLING THE CONTRACTS

The Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc. Each is a subsidiary of FMR LLC, the parent company of EFILI. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds, including the Fidelity Funds. The principal business address of Fidelity Brokerage Services LLC and Fidelity Distributors Corporation is 82 Devonshire Street, Boston, Massachusetts 02109. Fidelity Insurance Agency, Inc. receives sales compensation from EFILI of not more than 3% of the Purchase Payments. Amounts paid by EFILI to Fidelity Insurance Agency, Inc. will be paid out of the general assets of EFILI, which may include proceeds derived from mortality and expense risk charges EFILI deducts from the Variable Account.

POSTPONEMENT OF BENEFITS

We will usually send annuity income within seven days of the Annuity Income Date. We will usually send any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. We will usually send any Death Benefit within seven days after we receive due proof of your death (for a single life Contract) or the deaths of you and the Joint Annuitant (for a joint life Contract). However, we may delay sending these amounts if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement for any other reason.

More About the Variable Account and the Funds

CHANGES IN INVESTMENT OPTIONS

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contract.

EFILI also has the right to eliminate any Subaccount, to combine two or more Investment Options, or substitute a new portfolio or fund for the Portfolio in which a Subaccount invests. A substitution may become necessary if, in EFILI's judgment, a Portfolio or Fund no longer suits the purpose of the Contract. This may happen due to a change in laws or regulations, or a change in a Portfolio's investment objectives or restrictions, or because the Portfolio is no longer available for investment, or for some other reason. EFILI would obtain prior approval from the SEC and any other required approvals before making such a substitution.

EFILI also reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR A SUBACCOUNT

The Total Return reflects the investment performance of a Subaccount, less all expenses and charges, for the Valuation Period. EFILI determines the Total Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a Portfolio of the Funds are reinvested in shares of that Portfolio.

VOTING RIGHTS

EFILI will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and EFILI decides that it is permitted to vote the shares of the Funds in its own right, it may decide to do so.

EFILI calculates the number of shares that you may instruct it to vote by dividing the reserve maintained in each Investment Option to meet the obligations under the Contract by the net asset value of one share of the corresponding Portfolio. Fractional votes will be counted. EFILI reserves the right to modify the manner in which it calculates the weight to be given to your voting instructions where such a change is necessary to comply with Federal regulations or interpretations of those regulations.

EFILI will determine the number of shares you can instruct it to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will mail you material for providing your voting instructions.

EFIAL7

If your voting instructions are not received in time, EFILI will vote the shares in the same proportion as the instructions received with regard to all other contracts issued through the Variable Account. EFILI will also vote shares it holds in the Variable Account that are not attributable to contracts in the same proportionate manner. Under certain circumstances, EFILI may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the Portfolios, or result in the approval or disapproval of an investment advisory contract.

Under Federal regulations, EFILI may also disregard instructions to vote for changes in investment policies or the investment adviser if it disapproves of the proposed changes. EFILI would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if it decided that the change would result in overly speculative or unsound investments. If EFILI ever disregards voting instructions, it will include a summary of its actions in the next semi-annual report.

RESOLVING MATERIAL CONFLICTS

The Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts EFILI establishes.

Although EFILI does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in a Fund. A conflict may occur due to a change in law affecting the operations of variable life insurance and variable annuity separate accounts, differences in the voting instructions we receive and instructions received by other companies, or some other reason. In the event of a conflict, it is possible that the Variable Account might be required to withdraw its investment in the Funds. In the event of any conflict, we will take any steps necessary to protect Annuitants, Joint Annuitants, and Beneficiaries.

LITIGATION

Neither EFILI, the Variable Account, nor Fidelity Brokerage Services LLC is a party to any material litigation.

EFIAL7

Table of Contents of the
Statement of Additional Information

Service Agreements	2
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	4
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File No. 811-06388

EFIAL7-pro-0411
1.756516.112

EFIAL7

THIS PAGE INTENTIONALLY LEFT BLANK

INDIVIDUAL RETIREMENT ANNUITY AND ROTH IRA ANNUITY
DISCLOSURE STATEMENT

1. This Disclosure Statement addresses the Federal income tax treatment of a single premium variable income annuity contract (the "Contract") that is issued by Empire Fidelity Investments Life Insurance Company ("EFILI") as an Individual Retirement Annuity ("IRA annuity") or a Roth IRA annuity. It is important that you read this statement carefully.

This disclosure statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice. Also, the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the Internal Revenue Service ("IRS"). Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance.

Revocation

2. You are allowed to revoke or cancel your Contract within thirty (30) calendar days after you receive it. If you return a Contract more than 10 days after you receive it, EFILI will promptly refund your Purchase Payment adjusted for investment performance. If you return a Contract during the first ten calendar days after you receive it, EFILI will promptly refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings, nor charging it with any administrative expenses; or (2) your Purchase Payments plus the investment performance of the Money Market Investment Option.

You may revoke your Contract by mailing or delivering a notice of revocation to:

Empire Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, Ohio 45277-0051

A notice of revocation shall be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

Any questions regarding this procedure may be directed to a Fidelity Annuity Specialist at 800-544-2442.

Contributions

3. You may purchase a Contract as an IRA annuity with proceeds from a (1) non-taxable rollover from a qualified plan, tax-sheltered annuity or custodial account under section 403(b) of the Internal Revenue Code ("Code"), Individual Retirement Account ("IRA account"), or another IRA annuity, or (2) a non-taxable transfer from an IRA account or another IRA annuity. You may purchase a Contract as a Roth IRA annuity with a non-taxable rollover or non-taxable transfer from a Roth IRA account or another Roth IRA annuity. The amount of such rollover or transfer will not be included in your taxable income for the year of the rollover or transfer.

4. Subsequent contributions will not be accepted.

5. No deduction is allowed for contributions.

Investments

6. Your entire interest in the Contract is nonforfeitable.

7. The Contract is not transferable and is established for the exclusive benefit of you and your beneficiaries.

Distributions

8. A distribution from your Contract is includible in your gross income for the year in which the distribution is made and is taxed as ordinary income, except to the extent the distribution is treated as a recovery of non-deductible contributions, if any. Special rules apply for purposes of determining the portion of a distribution that is allocable to any non-deductible contributions.

9. If a distribution from the Contract is made before you attain age 59 1/2, your tax for the year in which the amount is received is increased by a penalty tax equal to 10% of the portion of the distribution that is includible in gross income. However, this 10% premature distribution penalty tax generally does not apply if the distribution (1) is made on account of your death or disability; (2) is part of a series of substantially equal periodic payments over your life (or life expectancy) or the joint lives (or joint life expectancy) of you and a second person designated by you; or (3) satisfies some other specified exception to this penalty tax.

Not Part of the Prospectus

EFVIA-92160

10. In the case of a Roth IRA, no portion of a distribution is subject to federal income tax or the 10% premature distribution penalty tax if the distribution generally is made (a) after the close of the 5-year period beginning with the first year in which a contribution was made to a Roth IRA established for the owner, and (b) the owner is at least 59 1/2 at the time of the distribution, the distribution is made after the owner's death or disability, or the distribution (up to a $10,000 total lifetime maximum) is made in connection with a first-time home purchase as defined in the Code. A Roth IRA distribution that fails to satisfy these requirements is treated generally as made first from non-deductible contributions. Once the total non-deductible contributions have been recovered, any earnings distributed are taxable and may be subject to the 10% premature distribution penalty tax.

11. The entire interest in an IRA must be distributed or commence to be distributed no later than April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. Installment payments may be made in accordance with income tax regulations over the owner's life (or the lives of the owner and his or her designated beneficiary within the meaning of the Code) or over a period not exceeding the owner's life expectancy (or the joint life expectancy of the owner and his or her designated beneficiary). If the owner dies after required distributions have commenced, any remaining interest must be distributed at least as rapidly as under the method of distribution being used at the time of death. If the owner dies before required distributions have commenced, any remaining interest must be distributed generally (1) within 5 years, or (2) over the life or life expectancy of the designated beneficiary commencing by the end of the year following the year of the owner's death (or by the end of the year in which the owner would have attained age 70 1/2, if later, and the owner's spouse is the sole beneficiary).

The minimum distribution rules that apply to IRAs do not apply to Roth IRAs while the owner is alive. However, after the death of the Roth IRA owner, the after death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA owner died before required distributions have commenced.

In order for annuity income payments under the Contract to comply with these minimum distribution requirements, it might be necessary in certain circumstances to limit (1) the length of any guarantee period under an annuity income option, and (2) limit the joint and survivor annuity income options from which you may select. In addition, in the case of a Roth IRA, it might be necessary in certain circumstances to adjust the annuity income payments made after your death in order to comply with these minimum distribution requirements. Also, if you name a Joint Annuitant, all distributions made while you are alive must be made to you.

If required distributions are not timely made, you will be liable for a 50% penalty tax on the difference between the required minimum distribution for the tax year and the amount actually paid to you. The IRS has the authority to waive this penalty tax under certain circumstances.

12. Special rules apply with respect to rollovers and transfers from IRAs and Roth IRAs. You should seek competent tax advice to comply with the requirements for rollovers and transfers.

Other Tax Considerations

13. You must file an IRS Form 5329 (Additional Taxes on Qualified Plans (Including IRAs) and Other Tax-Favored Accounts) with your income tax return for a year in which there is a penalty tax due because of premature distributions or insufficient distributions.

14. The Contract has been approved as to form for use as an IRA by the IRS. The Contract has not been approved as to form for use as a Roth IRA by the IRS. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

15. Further information concerning IRAs and Roth IRAs can be obtained from any district office of the IRS and from IRS Publication 590 (Individual Retirement Arrangements (IRAs)).

Prohibited Transactions

16. The Contract may cease to be an IRA or Roth IRA, whichever is applicable, because of a prohibited transaction. Generally, a prohibited transaction is any improper use of your Contract by you, a beneficiary, or any disqualified person. If during a taxable year you borrow any money under your Contract or use the Contract in another prohibited manner (for example, if the Contract is pledged as collateral for a loan), the Contract will cease to be an IRA or Roth IRA as of the first day of the taxable year, you must include in your gross income for the year an amount equal to the fair market value of the Contract as of the first day of the taxable year, and you may have to pay a 10% premature distribution penalty tax (discussed above).

Not Part of the Prospectus

EFVIA-92160

Financial Information

17. The value of your investment will depend on how you allocate your Purchase Payment between fixed and variable annuity income. The portion of your Purchase Payment allocated to fixed annuity income results in income that is guaranteed and is the same from one Annuity Income Date to the next unless you choose an annuity income option that calls for decreasing annuity income upon your death or the death of the Joint Annuitant. The annuity income from the portion of your Purchase Payment allocated to the Investment Options will vary depending upon the actual investment performance of the Investment Options you choose. No minimum amount of variable annuity income is guaranteed. See your prospectus for a more detailed description.

18. As further described in the prospectus, the following are all the charges that EFILI currently makes:

(a) Administrative Charge

EFILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.25%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(b) Mortality and Expense Risk Charge

EFILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.75%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(c) Portfolio Expenses

The Portfolios associated with the Investment Options incur operating expenses and pay monthly management fees. The level of expenses varies by Portfolio. These changes do not apply to any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

Not Part of the Prospectus

EFVIA-92160

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

INCOME ADVANTAGE
STATEMENT OF ADDITIONAL INFORMATION
APRIL 30, 2011

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Empire Fidelity Investments Life Insurance Company through its Variable Annuity Account A (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2011, without charge by calling 1-800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS	PAGE
Service Agreements	<Click Here>
Safekeeping of Variable Account Assets	<Click Here>
Distribution of the Contracts	<Click Here>
State Regulation	<Click Here>
Legal Matters	<Click Here>
Registration Statement	<Click Here>
Experts	<Click Here>
Financial Statements	<Click Here>
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

EFIAL7-ptb-0411
1.756517.111

SERVICE AGREEMENTS

The Company has entered into an administrative services agreement with various affiliates ("Providers"). The services to be provided and the companies that provide them are as follows:

1. FMR LLC: (1) intercompany billing among companies in the Fidelity Investments group; (2) document archiving, storage and retrieval; (3) corporate business development; (4) corporate finance (system infrastructure, finance applications and support services); (5) corporate tax; (6) corporate marketing; (7) corporate executive; (8) corporate legal; (9) corporate human resources (system infrastructure, corporate policy and support services); (10) media relations and employee communications, (11) government affairs and (12) treasury services (banking relationship management and reporting, capital planning).

2. Fidelity Brokerage Services LLC: (1) payment of fees for Company employees in connection with (a) registration of the employees with the NASD and (b) taking professional qualifications examinations.

3. National Financial Services LLC: (1) systems recording Company's general account holdings, (2) brokerage technology services; (3) print and mail functions, including check production.

4. Fidelity Security Services, Inc.: (1) physical security; (2) records management; and (3) internal audit and compliance support.

5. Fidelity Corporate Real Estate, Inc.: (1) customer correspondence services (mail distribution, postage, and packaging).

6. Veritude LLC: (1) temporary staffing services.

7. Information technology services (computer systems project services) for any particular project will be provided by one, and only one, of the following: (a) FISC - Ireland Limited: (b) Fidelity Information Systems Company India (Private) Limited: or (c) Fidelity Investments Institutional Services Company, Inc.

8. Fidelity Investments Institutional Operations Company, Inc.: (1) receipt and scanning of incoming mail; (2) electronic transmission of scans to Empire Fidelity Investments Life Insurance Company; (3) transmission of hard copy to offsite storage; (4) deposit of checks to Empire Fidelity Investments Life Insurance Company bank account.

You may purchase the contract with proceeds from various sources such as transactions qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code.

Investments by the Subaccounts in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings. Also, we receive fees from the funds' Advisers for administrative services we provide.

(THIS SECTION ONLY APPLIES TO VARIABLE ANNUITY INCOME)

Withdrawal (Liquidity) Value

If you elect annuity income with a Withdrawal Option the following provisions are applicable.

The amount you can withdraw from this Contract at the close of a Valuation Period is called the Withdrawal Value. There are two parts to your Withdrawal Value, Part A and Part B. The sum of Part A and Part B equals your Withdrawal Value.

  Part A

Part A is based on the portion of your Purchase Payment that provides variable annuity income during the Withdrawal Period. On the Contract Date, Part A equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part A is computed, as follows:

(1) Start with Part A at the close of the prior Valuation Period.

(2) With respect to each variable Subaccount to which your Contract is allocated, multiply (1) by the Net Investment Factor for the applicable Subaccount. See Net Investment Factor on page iv of the Prospectus. Then add the values for each variable Subaccount together.

(3) If an Annuity Income Date occurs during the Valuation Period, subtract from (2) an amount equal to the amount of the variable annuity income payment for that Annuity Income Date.

(4) Subtract from (3) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part A at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

Part A becomes zero at the end of your Withdrawal Period and remains zero thereafter.

  Part B

Part B is based on the remainder of your variable Purchase Payment and reflects the portion of your Purchase Payment that provides variable annuity income after the Withdrawal Period. On the Contract Date, Part B equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part B is computed, as follows:

(1) Start with Part B at the close of the prior Valuation Period.

(2) With respect to each variable Subaccount to which your Contract is allocated, multiply (1) by the Net Investment Factor for the applicable Subaccount. Then add the values for each variable Subaccount together.

(3) Subtract from (2) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part B at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

(4) Multiply (3) by a fraction, the numerator of which is the percentage factor at the end of the current Valuation Period, and the denominator of which is the percentage factor at the end of the prior Valuation Period.

The percentage factor is 100% until one year after your first Annuity Income Date. The percentage factor then declines daily at a rate of 25% each year, becoming zero on the fifth anniversary of your first Annuity Income Date and remaining at zero thereafter. Thus Part B becomes zero on the fifth anniversary of your first Annuity Income Date and remains zero thereafter.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by EFILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Investment Options. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and EFILI. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the contracts.

STATE REGULATION

EFILI is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Edward M. Shea, Senior Legal Counsel of EFILI.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The financial statements of the Company as of December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010, and the financial statements of Empire Fidelity Investments Variable Annuity Account A of the Company as of December 31, 2010 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 125 High Street, Boston, Massachusetts 02110.

FINANCIAL STATEMENTS

The financial statements of the Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Empire Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the financial statements of Empire Fidelity Investments Life Insurance Company provided herein.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

for the years ended December 31, 2010, 2009 and 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of

Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Empire Fidelity Investments Life Insurance Company (the "Company", a wholly-owned ultimate subsidiary of FMR LLC) at December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

April 26, 2011

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY (A Wholly-Owned Ultimate Subsidiary of FMR LLC) BALANCE SHEETS
(in thousands, except share data) December 31, 2010 and 2009

ASSETS	2010	2009

Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $67,559 in 2010 and $62,035 in 2009)	$ 68,785	$ 63,174
Policy Loans	9	5
Total investments	68,794	63,179

Cash and cash equivalents	9,085	9,019
Accrued investment income	423	642
Deferred policy acquisition costs	36,400	33,143
Reinsurance deposit and receivables	111,855	118,434
Property and equipment, net	276	795
Other assets	1,017	835
Income taxes receivable	43	54
Separate account assets	1,569,099	1,377,437

Total assets	$ 1,796,992	$ 1,603,538

LIABILITIES

Future contract and policy benefits	$ 88,895	$ 87,355
Contractholder deposit funds	46,413	50,846
Payable to parent and affiliates	298	1,167
Other liabilities and accrued expenses	1,481	1,544
Deferred tax liability	6,033	5,614
Separate account liabilities	1,569,099	1,377,437

Total liabilities	1,712,219	1,523,963

Commitments and contingencies (Note 11)

STOCKHOLDER'S EQUITY

Common stock, par value $10 per share - 200,000 shares
authorized; issued and outstanding	2,000	2,000
Additional paid-in capital	13,500	13,500
Accumulated other comprehensive income	575	535
Retained earnings	68,698	63,540

Total stockholder's equity	84,773	79,575

Total liabilities and stockholder's equity	$ 1,796,992	$ 1,603,538

The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY (A Wholly-Owned Ultimate Subsidiary of FMR LLC) STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
(in thousands) for the years ended December 31, 2010, 2009 and 2008

	2010	2009	2008

Revenues:
Fees charged to contractholders	$ 11,752	$ 10,057	$ 10,996
Interest on reinsurance deposit	2,805	3,015	3,417
Net investment income	1,101	1,160	1,934
Fund administration fees	541	178	318
Net realized investment gains (losses):
Other than temporary losses on debt securities	--	(2)	(480)
Other than temporary losses on debt securities transferred to other comprehensive income	--	--	--
Other than temporary losses	--	(2)	(480)
Net realized investment gains and losses on sales	1,120	131	1,272
Total net realized investment gains (losses)	1,120	129	792
Premiums	1,072	366	750

Total revenue	18,391	14,905	18,207

Benefits and expenses:
Underwriting, acquisition and insurance expenses (1)	6,729	4,925	11,859
Contract and policy benefits and expenses	4,528	4,350	4,647

Total benefits and expenses	11,257	9,275	16,506

Income before income taxes	7,134	5,630	1,701

Income tax expense	1,976	1,477	142

Net income	5,158	4,153	1,559

Other comprehensive income, before tax:
Unrealized gains on securities:
Net unrealized holding gains during the period	1,204	498	488
Reclassification adjustment for net realized (gains) losses included in net income	(1,120)	(129)	(792)
(Provision) benefit for income taxes related to items of other comprehensive income	(44)	(128)	61

Other comprehensive income (losses), net of tax	40	241	(243)

Comprehensive income	$ 5,198	$ 4,394	$ 1,316

(1)Includes affiliated company transactions (Note 8)

The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY (A Wholly-Owned Ultimate Subsidiary of FMR LLC) STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands) for the years ended December 31, 2010, 2009 and 2008

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Stockholder's Equity

Balance at December 31, 2007	$ 2,000	$ 13,500	$ 537	$ 57,828	$ 73,865

Comprehensive income:
Net income	--	--	--	1,559	1,559
Other comprehensive income	--	--	(243)	--	(243)

Balance at December 31, 2008	$ 2,000	$ 13,500	$ 294	$ 59,387	$ 75,181

Comprehensive income:
Net income	--	--	--	4,153	4,153
Other comprehensive income	--	--	241	--	241

Balance at December 31, 2009	$ 2,000	$ 13,500	$ 535	$ 63,540	$ 79,575

Comprehensive income:
Net income	--	--	--	5,158	5,158
Other comprehensive income	--	--	40	--	40

Balance at December 31, 2010	$ 2,000	$ 13,500	$ 575	$ 68,698	$ 84,773

The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY (A Wholly-Owned Ultimate Subsidiary of FMR LLC) STATEMENTS OF CASH FLOWS
(in thousands) for the years ended December 31, 2010, 2009 and 2008

	2010	2009	2008
Cash flows from operating activities:
Net income	$ 5,158	$ 4,153	$ 1,559
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Amortization and depreciation	806	1,085	700
Net realized investment (gains) losses	(1,120)	(129)	(792)
Provision (benefit) for deferred taxes	380	351	100
Change in assets and liabilities:
Accrued investment income	219	(222)	538
Change in deferred policy acquisition costs, net of amortization	(3,260)	(4,666)	353
Future contract and policy benefits	6,829	6,262	14,920
Reinsurance deposit and receivables	6,579	8,042	(1,012)
(Recoverable from) Payable to parent and affiliates, net	(869)	653	508
Income taxes	11	1,278	(288)
Other assets and other liabilities, net	(257)	326	3,948

Net cash provided by operating activities	14,476	17,133	20,534

Cash flows from investing activities:
Purchase of debt securities	(138,008)	(120,426)	(164,017)
Proceeds from sales of debt securities	130,661	99,219	181,546
Proceeds from maturities and calls of debt securities	2,664	3,054	3,565
Investment trades receivable	(5)	23	(3)
Capital expenditures	--	--	(27)

Net cash provided by investing activities	(4,688)	(18,130)	21,064

Cash flows from financing activities:
Change in cash overdraft	--	--	(2,818)
Deposits credited to variable annuity contracts	154,771	140,088	205,040
Deposits credited to fixed annuity contracts	--	--	311
Net transfers (from) to separate account	(18,062)	7,585	(78,246)
Withdrawals from variable annuity contracts	(136,592)	(149,953)	(132,432)
Withdrawals from fixed annuity contracts	(9,839)	(10,842)	(10,764)

Net cash used for financing activities	(9,722)	(13,122)	(18,909)

Net increase (decrease) in cash and cash equivalents	66	(14,119)	22,689

Cash and cash equivalents:
Beginning of year	9,019	23,138	449

End of year	$ 9,085	$ 9,019	$ 23,138

The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND NATURE OF OPERATIONS:

Empire Fidelity Investments Life Insurance Company (the "Company") is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company ("FILI"), which is a wholly-owned subsidiary of FMR LLC. The company operates exclusively in the State of New York.

The Company issues variable deferred and immediate annuity contracts and variable universal life policies. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts are allocated to the Variable Annuity Account A, which is a separate account of the Company. Amounts invested in the variable universal life policies are allocated to the Variable Life Account A, also a separate account of the Company. The assets of the Variable Annuity Account A are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Universal Institutional Funds, the Wells Fargo Advantage Variable Trust Funds, the Credit Suisse Trust, the Lazard Retirement Series, Inc., Invesco Advisers Inc., and the PIMCO Variable Insurance Trust. Previously, the Company offered certain portfolios in the Old Mutual Insurance Series funds and the Strategic Advisers, Inc. funds. Effective December 2008, the Old Mutual Insurance Series funds were liquidated and closed. Effective December 2009, the Fidelity Strategic Advisers, Inc. funds were liquidated and closed. Separate account assets are reported at the net asset value of such portfolios. The assets of the Variable Life Account are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Universal Institutional Funds, the Credit Suisse Trust, Invesco Advisers Inc., and the Lazard Retirement Series, Inc.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen and twenty years. Effective February 26, 2008, the five year term life insurance product was closed to new business. Effective April 1, 2008, the variable universal life product was closed to new business.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP").

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. For debt securities that experience declines in fair value that are determined to be other than temporary, the impairment is separated into two components if there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security or it is more likely than not that it will not be required to sell the security before recovery of its cost basis. The amount of other than temporary impairments ("OTTI") related to a credit loss is recognized in earnings, and the amount of the OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings. Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the fair value has been less than cost, and the Company's ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on debt securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents represent amounts in demand deposit accounts and money market mutual funds and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $11,084,000 and $8,851,000 at December 31, 2010 and 2009, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life contractholders and are reported at fair value based on the net asset value ("NAV") of such underlying mutual fund portfolios. Since the contractholders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contractholders include mortality and expense risk, and administrative charges for variable annuity and life contractholders. Fund administration fees represent administration fees charged to investment managers. Fees charged to contractholders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenue over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include liabilities for the fixed portion of the variable annuity products, the guaranteed minimum death benefit ("GMDB") and the guaranteed minimum withdrawal benefit features ("GWMB") (see Note 3 - Guaranteed Benefits) on certain variable annuity products, the life contingent fixed income annuity product and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments. The Company issued a GMWB product that guarantees payments over the lifetime of the contractholder.

Future contract benefits for the variable and fixed annuity products are computed using pricing interest rates and estimates for mortality. The liabilities for future policy benefits for traditional life insurance products are computed using the net level premium reserve method and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation.

Contractholder Deposit Funds

Contractholder deposit funds consist of annuity deposits received from customers for the fixed income annuity product with no life contingencies and for policies issued in 2003 and prior, and the fixed portion of the variable income annuity product with insignificant amounts of life contingent benefits. Liabilities are equal to the accumulated policy values, which consists of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

Reinsurance Deposit and Receivables

The Company reinsures a substantial portion of its life insurance and annuity product risks with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 - Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs ("DAC") are being amortized over the lifetime of the policy generally estimated as the level term period for the term life insurance product and a 30-year period for the variable deferred and immediate annuity product. Prior to 2009, deferred policy acquisition costs for certain deferred variable annuity products were amortized over a 20 year period.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company's past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 9 - Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

A significant assumption for the projection of estimated gross profits is the investment return on Separate Account fund balances. The Company assumes a long term return of 7.5% before fund expenses and other charges. The Company also applies a "Reversion to the Mean" assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

During 2008, the Company reduced its long term projected investment returns on separate account fund balances after performing additional analysis which indicated a shift in the asset mix as well as a decrease in the weighted average return based on Ibbotson data. The reduction in the maximum projected return was also based on Ibbotson data and resulted in a reduction of about 1.5% from the prior level.

GAAP provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. During 2010 and 2009, the Company trued-up for actual lapse and internal replacement activity. The Company also unlocked the future internal replacement assumption based on actual experience.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from 3 years to 10 years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

The Company accounts for certain capitalized software, under GAAP, which requires certain costs incurred in connection with developing or obtaining internal use software to be capitalized. Capitalized software development costs of $276,000 and $795,000 are recorded in property and equipment, net of accumulated depreciation, in the Balance Sheets as of December 31, 2010 and 2009,

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

respectively. Depreciation expense on these capitalized software development costs were $519,000, $615,000 and $377,000 in 2010, 2009, and 2008 respectively.

Income Taxes

The Company files a consolidated federal income tax return with FILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

The accounting guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. Companies can recognize the benefit of uncertain tax positions only when the position is "more likely than not" to be sustained by the tax authorities.

Adoption of New Accounting Pronouncements

In January 2010, the FASB issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward of Level 3 activity. The updated guidance also clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs. This new guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity, which are effective for interim and annual reporting periods beginning after December 15, 2010. The Company adopted the effective portions of this guidance on January 1, 2010. The required disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity is effective January 1, 2011.

In June 2009, the Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority. The adoption of the Codification as the source of authoritative GAAP had no impact on the Company's financial statements.

In May 2009, the FASB codified the guidance regarding disclosure of events occurring subsequent to the balance sheet date. The guidance does not change the definition of a subsequent event (i.e. an event or transaction that occurs after the balance sheet date but before the financial statements are issued) but requires disclosure of the date through which subsequent events were evaluated when determining whether adjustment to or disclosure in the financial statements is required. Since this standard requires only additional disclosures concerning subsequent events, the adoption of it did not have an effect on the financial statements. The Company evaluated subsequent events through the date of this report.

In April 2009, the FASB issued new accounting guidance which requires entities to separate an "OTTI" of a debt security into two components when there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security, and it is more likely than not that it will not be required to sell the security before recovery of its cost basis. Prior to April 1, 2009, the Company had to determine whether it had the intent and ability to hold the investment for a sufficient period of time for the value to recover. When the analysis of the above factors resulted in the Company's conclusion that declines in fair values were other-than-temporary, the cost of the securities was written down to fair value and the reduction in value was reflected as a realized loss. Adoption of this guidance requires that the Company record, as of the beginning of the period of adoption, a cumulative effect adjustment to reclassify the noncredit component of a previously recognized OTTI from retained earnings to other comprehensive income. The Company adopted this guidance effective April 1, 2009. The adoption of this guidance had no impact on the Company's financial statements.

In April 2009, the FASB issued an additional standard for measuring the price that would be received to sell an asset or transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants under market conditions at the measurement date. This fair value guidance indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased from normal conditions or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Adoption of this standard had no impact on the Company's financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

On January 1, 2009, the Company adopted FASB guidance regarding fair value measurement which was delayed for nonfinancial assets and nonfinancial liabilities that are recognized or disclosed at fair value on a non recurring basis to fiscal years beginning after November 15, 2008.  Adoption of this standard had no impact on the Company's financial statements.

In September 2006, FASB issued guidance that establishes a framework for measuring fair value under GAAP and enhances disclosures about fair value measurements. The guidance defines fair value as the price that would be received to sell the asset or paid to transfer the liability in an orderly transaction between participants (an exit price). The statement establishes a fair value hierarchy that distinguishes between inputs based on market data from independent sources ("observable inputs") and a reporting entity's internal assumptions based on the best information available when the external market data is limited or unavailable ("unobservable inputs"). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3"). The Company adopted the guidance effective January 1, 2008. The adoption of the guidance had no impact on the financial assets and financial liabilities that are required to be measured at fair value. See Note 5 - Fair Value Measurements for additional information regarding fair value.

Future Adoption of New Accounting Pronouncements

In October 2010, the FASB issued guidance on the definition of acquisition costs eligible for deferral in connection the acquisition of new or renewal insurance contracts. Under the new guidance, acquisition costs that are eligible for deferral include those costs that are directly related to the successful acquisition of the new or renewal business; incremental direct costs of acquisition that are incurred with independent third parties or employees; and advertising costs meeting the capitalization criteria for direct-response advertising. This guidance is effective for fiscal years beginning after December 31, 2011. Early adoption of the guidance is permitted. Additionally, the guidance may be adopted prospectively with retroactive application permitted but not required. The Company is currently assessing the impact of this guidance on its financial statements.

The FASB amended accounting guidance that effect consolidation analyses for investments held through the separate accounts of an insurance entity. An insurance entity should not consider any separate account interest held for the benefit of policy holders in an investment to be the insurer's interest and should not combine those interests with its general account interests in the same investment when assessing the investment for consolidation, unless the separate account interest are held for the benefits of a related party policy holder. This amendment is effective on January 1, 2011 for the Company. The amendment should be applied to all periods upon the date of adoption. The Company is currently evaluating the impact of this amendment and does not expect it will have an impact on the financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

3. GUARANTEED BENEFITS:

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and for separate accounts. Reporting and measuring the Company's interest in its separate accounts as general accounts assets are based on the insurer's proportionate beneficial interest in the separate account's underlying assets. This guidance requires the establishment of a liability for contracts that contain death or other insurance benefits using a specified reserve methodology.

Certain of the variable annuity contracts issued by the Company offer guaranteed minimum death or guaranteed minimum withdrawal benefits. Reserves for these benefits are accounted for under this guidance as the benefits settle only upon an insurable event, such as death or are life contingent.

Guaranteed Minimum Death Benefits

The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider was no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company's current variable annuity contract does not offer a GMDB feature.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

3. GUARANTEED BENEFITS (CONTINUED):

The following summarizes the liability for GMDB contracts reflected in the general account (in thousands):

	Years Ended December 31,
	2010	2009
Beginning balance	$ 1,272	$ 1,914
Unlocking of benefit ratio	40	(422)
Interest on reserve	88	101
Claims paid	(655)	(517)
Accrual of benefit ratio	210	196

Ending balance	$ 955	$ 1,272

The reinsurance recoverables associated with GMDB were $917,000 and $1,211,000 at December 31, 2010 and 2009, respectively.

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 3.8%-11.5% depending on the underlying fund type.
  The projection model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.
  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.
  The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.
  The base lapse rate and partial withdrawal assumptions vary from 2.5% to 7.5% and 1% to 3%, respectively, depending on contract type and policy duration.
  The lapse rates for anticipated future internal replacements vary from 3.0% to 6.0% depending on calendar year.
  The discount rate is 6.83%.

The table below represents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2010 and 2009. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
	2010	2009
(in thousands, except for contractholder data)

Net deposits paid
Account value	$ 530,908	$ 528,400
Net amount at risk	$ 20,444	$ 27,184
Average attained age of contractholders	63	63
Ratchet (highest historical account value at specified anniversary dates)
Account value	$ 34,039	$ 33,511
Net amount at risk	$ 7,630	$ 11,850
Average attained age of contractholders	68	67

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

3. GUARANTEED BENEFITS (CONTINUED):

Guaranteed Minimum Withdrawal Benefits

The Company has a variable annuity contract with a guaranteed minimum withdrawal benefit feature. The GMWB feature provides annuity contract holders with income payments that are guaranteed for life. The withdrawal feature allows for guaranteed withdrawals beginning with age 59½ for the life of the contractholder based on a preset withdrawal percentage as defined in the contract. The contractholder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant. In addition, the contract has a ratchet feature where the withdrawal value is increased to the greater of the contract value or withdrawal value on each anniversary. If the contract value is below the withdrawal value, the withdrawal value will not change.

The following summarizes the liability for GMWB contracts reflected in the general account (in thousands):

	Years Ended December 31,
	2010	2009
	(in thousands)
Beginning Balance	$ 139	$ 51
Unlocking of benefit ratio	(13)	--
Interest on reserve	4	5
Claims paid	--	--
Accrual of benefit ratio	50	83
Other	(53)	--
Ending Balance	$ 127	$ 139

For business issued prior to January 1, 2009, the Company reinsures 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during calendar year 2009. Effective March 31, 2009, the GMWB product closed to new business. Consequently, the aforementioned reinsurance agreement terminated effective March 31, 2009.

The reinsurance recoverables associated with GMWB were $125,000 and $137,000 at December 31, 2010 and 2009, respectively.

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability.

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 3.8%-11.5% depending on the underlying fund type.
  The projection model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.
  The volatility assumption is 20% for equity funds and 9% for bond funds.
  Separate benefit ratios were calculated for single life and joint life policies.
  The withdrawal assumptions are based on pricing.
  The mortality assumption is the Annuity 2000 Mortality Table.
  The lapse rates range from 2% to 10% with a dynamic lapse reduction for contracts in the money.
  The discount rate is 6.425%, adjusted for maintenance and expense charges.

The table below displays the account value and guaranteed withdrawal value at December 31, 2010 and 2009:

	Years Ended December 31,
	2010	2009
	(in thousands)
Account Value	$ 165,799	$ 151,804
GMWB Value	164,952	154,982
Average attained age of contractholders	69	68

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2010	2009	2008
	(in thousands)
Debt securities	$ 1,616	$ 1,580	$ 2,552
Cash and cash equivalents	9	102	164
Total investment income	1,625	1,682	2,716
Less: Investment expenses	524	522	782
Net investment income	$ 1,101	$ 1,160	$ 1,934

Gross realized gains and losses from the voluntary sales of debt securities were as follows:

	Years Ended December 31,
	2010	2009	2008
	(in thousands)
Debt securities:
Gross realized gains	$ 1,280	$ 830	$ 2,733
Gross realized losses	$ (160)	$ (699)	$ (1,461)

Realized investment losses as a result of other than temporary impairments in the value of investments were $0, $2,000, and $480,000 in 2010, 2009 and 2008, respectively. There were no debt securities that were non-income producing for 2010 and 2009, respectively.

Net unrealized investment gains (losses) on available-for-sale securities carried at fair value, and the related impact on DAC and deferred income taxes as of December 31, were as follows:

	December 31,
	2010	2009	2008
	(in thousands)
Debt securities	$ 1,226	$ 1,139	$ 387
DAC	(320)	(317)	66
Deferred income tax expense	(331)	(287)	(159)
	$ 575	$ 535	$ 294

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2010 were as follows:

	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (162)	$ 20,465	42
Greater than 12 months	(2)	205	3
	$ (164)	$ 20,670	45
Below investment grade debt securities:
0-12 months	$ --	$ 5	1
Greater than 12 months	--	--	--
	$ --	$ 5	1

Total	$ (164)	$ 20,675	46

Debt securities that have been in a continuous unrealized loss position as of December 31, 2009 were as follows:

	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (151)	$ 11,239	46
Greater than 12 months	--	--	--
	$ (151)	$ 11,239	46
Below investment grade debt securities:
0-12 months	$ --	$ --	--
Greater than 12 months	--	--	--
	$ --	$ --	--

Total	$ (151)	$ 11,239	46

The Company evaluates declines in fair values below cost for its investments. Based on the Company's review of the issuers' compliance with the securities' obligations in accordance with their contractual terms, management's intent was not to sell these securities, and it was not more likely than not the Company would be required to sell before recovery, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that declines in the fair values of the securities above were temporary as of December 31, 2010 and 2009. Most of the securities are investment grade fixed maturities with fair values at or greater than 99% of amortized cost at December 31, 2010. The decline in fair value was primarily the result of an increase in interest rates from the security's purchase date.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

The amortized cost and estimated fair value of debt securities, by type of issuer, were as follows:

	December 31, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses- OTTI	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury securities	$ 34,394	$ 155	$ (120)	$ --	$ 34,429
Corporate debt securities	30,722	1,218	(39)	--	31,901
Foreign government securities	100	2	--	--	102
Mortgage and asset backed securities	2,343	15	(5)	--	2,353

	$ 67,559	$ 1,390	$ (164)	$ --	$ 68,785
	December 31, 2009
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses- Temporary	Gross Unrealized Losses- OTTI	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury securities	$ 30,428	$ 125	$ (135)	$ --	$ 30,418
Corporate debt securities	30,238	1,131	(13)	--	31,356
Foreign government securities	189	--	(2)	--	187
Mortgage and asset backed securities	1,180	34	(1)	--	1,213

	$ 62,035	$ 1,290	$ (151)	$ --	$ 63,174

During 2010 and 2009, the Company recorded no OTTI for which an amount related to a credit loss was recognized in net realized investment gains and losses.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

The amortized cost and estimated fair value of debt securities at December 31, 2010, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(in thousands)
Due in 1 year or less	$ 3,712	$ 3,878
Due after 1 year through 5 years	59,265	60,229
Due after 5 year through 10 years	2,221	2,307
Due after 10 years	18	18
Mortgage and asset backed securities	2,343	2,353
	$ 67,559	$ 68,785

At December 31, 2010 and 2009, there were no contractual investment commitments. There are no significant concentrations of debt securities by issuer or by industry, other than U.S. treasury securities.

At December 31, 2010, the amortized cost and fair value of a U.S. Treasury security on deposit with the state of New York was $398,000 and $414,000, respectively. At December 31, 2009, the amortized cost and fair value of a U.S. Treasury security on deposit with the state of New York was $398,000 and $397,000, respectively.

5. FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company's financial statements: fixed maturities, short-term investments such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management's assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

  Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.
  Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
  Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management's judgment about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

The Company's available-for-sale debt securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management's responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE MEASUREMENTS (CONTINUED):

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

The following fair value hierarchy table presents information about the Company's assets measured at fair value on a recurring basis as of December 31, 2010:

	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Balance as of December 31, 2010
	(in thousands)
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$ --	$ 34,429	$ --	$ 34,429
Corporate debt securities	--	31,901	--	31,901
Foreign government securities	--	102	--	102
Mortgage and asset backed securities	--	2,353	--	2,353
Total available-for-sale debt securities	$ --	$ 68,785	$ --	$ 68,785
Separate account assets	1,569,099	--	--	1,569,099
Total	$ 1,569,099	$ 68,785	$ --	$ 1,637,884

The following fair value hierarchy table presents information about the Company's assets measured at fair value on a recurring basis as of December 31, 2009:

	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Balance as of December 31, 2009
	(in thousands)
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$ --	$ 30,418	$ --	$ 30,418
Corporate debt securities	--	31,356	--	31,356
Foreign government securities	--	187	--	187
Mortgage and asset backed securities	--	1,213	--	1,213
Total available-for-sale debt securities	$ --	$ 63,174	$ --	$ 63,174
Separate account assets	1,377,437	--	--	1,377,437
Total	$ 1,377,437	$ 63,174	$ --	$ 1,440,611

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE MEASUREMENTS, (CONTINUED):

There were no Level 3 assets held by the Company during 2010.

Changes in Level 3 assets measured at fair value during 2009 were as follows:

	Beginning Balance, January 1, 2009	Total Realized and Unrealized Gains (Losses) Recorded in Revenue	Total Realized and Unrealized Gains (Losses) Recorded in Other Comprehensive Income	Purchases, Issuances, and Settlements Net	Transfers Into and/or Out of Level 3	Ending Balance, December 31, 2009	Changes in unrealized gains (losses) included in net income related to financial instruments still held at December 31, 2009
(in thousands)
Assets:
Available-for-sale debt securities:
Mortgage and asset backed securities	$ 7	$ (2)	$ 4	$ (9)	$ --	$ --	$ --

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE MEASUREMENTS, (CONTINUED):

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not measured at fair value in the financial statements but is disclosed if it is practicable to estimate such values. The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion.

	2010		2009
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(in thousands)		(in thousands)

Financial Assets:
Policy Loans	$ 9	$ 9	$ 5	$ 5
Reinsurance deposit and receivables	111,855	116,710	118,434	121,312
	$ 111,864	$ 116,719	$ 118,439	$ 121,317

Financial Liabilities:
Contractholder deposit funds	$ 46,413	$ 51,140	$ 50,846	$ 53,730
	$ 46,413	$ 51,140	$ 50,846	$ 53,730

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Reinsurance Deposit and Receivables

Fair values for certain of the Company's reinsurance deposits for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Contractholder Deposit Funds

Fair values for the Company's contractholder deposit fund liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2010	2009	2008
	(in thousands)
Current:
Federal	$ 1,584	$ 1,425	$ 158
State	12	(299)	(116)
	1,596	1,126	42
Deferred:
Federal	380	351	100
Provision for income taxes	$ 1,976	$ 1,477	$ 142

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded, as the Company believes that the reversal of temporary differences will have no impact on the state income tax that the Company will pay in the future.

Significant components of the Company's net deferred tax liability were as follows:

	December 31,
	2010	2009
	(in thousands)
Deferred income tax liabilities:
Deferred policy acquisition costs	$ (8,879)	$ (8,097)
Unrealized gains on available-for-sale securities	(440)	(399)
Contractholder reserves	2,693	2,392
Deferred revenue	443	516
Deferred compensation and retirement benefit plans	--	(7)
Other, net	150	(19)

Net deferred tax liability	$ (6,033)	$ (5,614)

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. INCOME TAXES (CONTINUED):

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2010	2009	2008
	(in thousands)
Tax provision at U.S. Federal statutory rate	$ 2,497	$ 1,971	$ 595
Dividends received deduction	(575)	(378)	(383)
Other, net	54	(116)	(70)

	$ 1,976	$ 1,477	$ 142

The Company paid FILI federal and state income taxes of $1,585,000, $0 and $500,000 in 2010, 2009 and 2008, respectively, related to the Company's separate-company basis net operating results for the year.

FASB provides guidance for the accounting for uncertainty in income taxes recognized in the Company's financial statements. The guidance only allows the recognition of these tax benefits that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than not recognition threshold for all tax uncertainties. The Company's management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.

Currently, the Company only files income tax returns in the United States as part of a consolidated return with FILI. The Company is no longer subject to U.S. federal or state tax examinations for years before 2007. During 2010, the State of New York completed examination of the Company's state income tax returns for the tax years 2005 and 2006 which resulted in no material impact on the financial statements. The Company is not currently under examination for the income tax filings in any other jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material adverse effect on the Company's financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded.

In its Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that proposes to change accepted industry and IRS interpretations of the status governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only. The Company has recorded benefits of $575,000, $378,000, and $383,000, respectively, related to the separate account DRD.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FILI are limited to the excess of the Company's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of New York, dividends to shareholders are limited to the lesser of the Company's net gain from operations for the year ended on the preceding December 31, or 10% of the Company's surplus held for policyholders as of the preceding December 31, not including realized capital gains. The Superintendent of Insurance must be notified 30 days prior to any declaration of the dividend. No dividends have been paid or declared during 2010, 2009 and 2008, respectively.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York State Insurance Department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC; recognition of deferred income tax assets are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	2010	2009	2008
	(in thousands)
Statutory net income	$ 2,441	$ 1,857	$ 265
Statutory surplus	$ 57,549	$ 54,461	$ 52,056

8. AFFILIATED COMPANY TRANSACTIONS:

The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc., all of which are affiliated with FMR LLC. The Company has an agreement with FIA under which the Company pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company also pays FIA 2.5% of the annuity payments received for its fixed immediate annuity. The Company compensated FIA in the amount of $4,671,000, $4,190,000 and $6,404,000 in 2010, 2009 and 2008, respectively.

The Company has administrative services agreements with FILI and FMR LLC and its subsidiaries whereby certain administrative and special services are provided for the Company. The Company paid FILI and FMR LLC and its subsidiaries $3,702,000, $3,348,000, and $3,479,000 in 2010, 2009 and 2008, respectively, for such services. The Company has an agreement with Pyramis Global Advisors Trust Company ("Pyramis") to provide investment and managerial advice. The Company incurred charges of $207,000, $196,000 and $197,000 in 2010, 2009, and 2008 respectively for such services.

FMR LLC sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $179,000, $169,000 and $357,000 in 2010, 2009 and 2008, respectively.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2010	2009	2008
	(in thousands)

Commissions, gross	$ 4,671	$ 4,190	$ 6,404
Compensation and benefits	1,246	1,128	2,897
Capitalization of deferred policy acquisition costs	(4,730)	(4,250)	(6,227)
Amortization of deferred policy acquisition costs	1,470	(416)	6,580
Rent expenses	207	198	318
Taxes, licenses and fees	141	448	265
General insurance expenses	3,724	3,627	1,622

	$ 6,729	$ 4,925	$ 11,859

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2010, 2009 and 2008, the Company (decreased) increased amortization by ($1,348,000), ($2,799,000) and $3,191,000 respectively, to reflect actual experience for investment performance, persistency (including internal replacements) and inflation assumptions. This adjustment has been reflected in amortization expense.

10. REINSURANCE:

The Company retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000 with a maximum initial retention not to exceed $100,000 for its life insurance business issued before March 1, 2008. The Company retains a flat $100,000 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2003 with various reinsurers. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009 and 90% for business issued on or after January 1, 2009. The product and associated reinsurance contract were discontinued in 2009 with sales concluding on March 31.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two reinsurers (rated A or better by Moody's statistical rating agency at December 31, 2010). Sales of these two products were discontinued in May, 2008. The Company is subject to concentration of risk with respect to these reinsurance agreements. The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts is accounted for as a deposit liability and is recorded in contractholder deposit funds. Under these reinsurance agreements, the Company received a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

The Company reinsures substantially all of the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

10. REINSURANCE (CONTINUED):

Financial information related to the two coinsurance agreements was as follows:

December 31,
	2010	2009
(in thousands)
Reinsurance deposit and receivables:
Genworth Life Insurance Company of New York	$ 69,415	$ 75,274
Principal Life Insurance Company	37,457	38,402

Reinsurance deposit and receivables	$ 106,872	$ 113,676

Contractholder deposit funds and future benefits	$ 107,972	$ 114,897

Interest on reinsurance deposit	$ 2,756	$ 2,982
Contract and policy benefits and expenses	$ 2,308	$ 2,506

The Company's deposit assets under the reinsurance agreement with Principal Life Insurance Company are partially secured by investments held in a collateral account which offers the Company additional protection and minimizes the risk of loss to the Company that could result from failure of this reinsurer.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2010	2009	2008
	(in thousands)

Direct life premiums	$ 1,403	$ 1,402	$ 1,403
Reinsurance ceded, net of ceding expense allowance	(331)	(1,036)	(653)
Net life premiums	$ 1,072	$ 366	$ 750

Direct contract and policy benefits	$ 17,910	$ 18,867	$ 18,576
Reinsurance ceded	(13,382)	(14,517)	(13,929)
Net contract and policy benefits	$ 4,528	$ 4,350	$ 4,647

11. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

Empire Fidelity® Investments
Variable Annuity Account A

Annual Report

December 31, 2010

(fidelity_logo_graphic)

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class	VIP - Growth	VIP - Growth Investor Class
Assets:
Investments at market value	$ 47,715	$ 61,047	$ 15,251	$ 17,543	$ 51,048	$ 10,973	$ 40,586	$ 6,864
Receivable from EFILI	0	0	1	0	3	0	0	0
Total assets	47,715	61,047	15,252	17,543	51,051	10,973	40,586	6,864
Liabilities:
Payable to EFILI	5	15	0	0	0	0	0	0
Total net assets	$ 47,710	$ 61,032	$ 15,252	$ 17,543	$ 51,051	$ 10,973	$ 40,586	$ 6,864
Net Assets:
Fidelity Retirement Reserves	$ 45,047	$ 0	$ 12,526	$ 0	$ 45,868	$ 0	$ 37,572	$ 0
Fidelity Income Advantage	2,663	0	2,726	0	5,183	0	3,014	0
Fidelity Personal Retirement	0	60,911	0	17,543	0	10,973	0	6,864
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	121	0	0	0	0	0	0
Total net assets	$ 47,710	$ 61,032	$ 15,252	$ 17,543	$ 51,051	$ 10,973	$ 40,586	$ 6,864
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,074	0	325	0	788	0	599	0
Unit Value	$ 21.73	$ 0.00	$ 38.52	$ 0.00	$ 58.20	$ 0.00	$ 62.77	$ 0.00
Fidelity Income Advantage:
Units Outstanding	125	0	72	0	91	0	49	0
Unit Value	$ 21.23	$ 0.00	$ 37.63	$ 0.00	$ 56.85	$ 0.00	$ 61.32	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	5,516	0	1,303	0	986	0	569
Highest Unit Value	$ 0.00	$ 11.46	$ 0.00	$ 16.78	$ 0.00	$ 17.44	$ 0.00	$ 17.81
Lowest Unit Value	$ 0.00	$ 10.01	$ 0.00	$ 10.56	$ 0.00	$ 10.57	$ 0.00	$ 11.51
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	12	0	0	0	0	0	0
Highest Unit Value	$ 0.00	$ 10.18	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Unit Value	$ 0.00	$ 9.85	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Unit Value	$ 0.00	$ 10.13	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Unit Value	$ 0.00	$ 9.82	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class	VIP - Asset Manager	VIP - Asset Manager Investor Class
Assets:
Investments at market value	$ 9,410	$ 4,661	$ 9,681	$ 37,948	$ 39,953	$ 38,516	$ 11,535
Receivable from EFILI	1	1	0	1	0	1	0
Total assets	9,411	4,662	9,681	37,949	39,953	38,517	11,535
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 9,411	$ 4,662	$ 9,681	$ 37,949	$ 39,953	$ 38,517	$ 11,535
Net Assets:
Fidelity Retirement Reserves	$ 8,977	$ 4,238	$ 0	$ 31,914	$ 0	$ 35,641	$ 0
Fidelity Income Advantage	434	424	0	6,035	0	2,876	0
Fidelity Personal Retirement	0	0	9,681	0	39,953	0	11,535
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 9,411	$ 4,662	$ 9,681	$ 37,949	$ 39,953	$ 38,517	$ 11,535
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	240	301	0	893	0	880	0
Unit Value	$ 37.43	$ 14.06	$ 0.00	$ 35.73	$ 0.00	$ 40.52	$ 0.00
Fidelity Income Advantage:
Units Outstanding	12	31	0	173	0	73	0
Unit Value	$ 36.56	$ 13.88	$ 0.00	$ 34.91	$ 0.00	$ 39.58	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	0	777	0	3,242	0	845
Highest Value	$ 0.00	$ 0.00	$ 16.52	$ 0.00	$ 13.04	$ 0.00	$ 15.79
Lowest Value	$ 0.00	$ 0.00	$ 11.85	$ 0.00	$ 9.97	$ 0.00	$ 11.10
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class	VIP - Balanced	VIP - Balanced Investor Class
Assets:
Investments at market value	$ 62,459	$ 8,794	$ 3,887	$ 105,109	$ 49,425	$ 13,508	$ 88,885
Receivable from EFILI	1	1	0	2	0	2	0
Total assets	62,460	8,795	3,887	105,111	49,425	13,510	88,885
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 62,460	$ 8,795	$ 3,887	$ 105,111	$ 49,425	$ 13,510	$ 88,885
Net Assets:
Fidelity Retirement Reserves	$ 37,488	$ 7,877	$ 0	$ 97,051	$ 0	$ 11,120	$ 0
Fidelity Income Advantage	4,061	918	0	8,060	0	2,390	0
Fidelity Personal Retirement	20,911	0	3,887	0	49,425	0	19,783
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	69,102
Total net assets	$ 62,460	$ 8,795	$ 3,887	$ 105,111	$ 49,425	$ 13,510	$ 88,885
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,049	306	0	2,105	0	564	0
Unit Value	$ 35.73	$ 25.74	$ 0.00	$ 46.11	$ 0.00	$ 19.73	$ 0.00
Fidelity Income Advantage:
Units Outstanding	116	36	0	179	0	124	0
Unit Value	$ 34.90	$ 25.14	$ 0.00	$ 45.04	$ 0.00	$ 19.28	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	1,770	0	304	0	3,758	0	1,426
Highest Value	$ 16.39	$ 0.00	$ 16.88	$ 0.00	$ 18.15	$ 0.00	$ 18.58
Lowest Value	$ 11.25	$ 0.00	$ 11.50	$ 0.00	$ 11.81	$ 0.00	$ 11.57
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	4,554
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 18.23
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 10.46
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	1,676
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 18.17
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 10.41

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class
Assets:
Investments at market value	$ 952	$ 1,646	$ 13,750	$ 3,166	$ 6,142	$ 2,461	$ 42,766	$ 27,512
Receivable from EFILI	0	0	2	0	0	0	1	0
Total assets	952	1,646	13,752	3,166	6,142	2,461	42,767	27,512
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 952	$ 1,646	$ 13,752	$ 3,166	$ 6,142	$ 2,461	$ 42,767	$ 27,512
Net Assets:
Fidelity Retirement Reserves	$ 914	$ 0	$ 11,594	$ 0	$ 5,367	$ 0	$ 38,450	$ 0
Fidelity Income Advantage	38	0	2,158	0	775	0	4,317	0
Fidelity Personal Retirement	0	1,646	0	3,166	0	2,461	0	27,512
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 952	$ 1,646	$ 13,752	$ 3,166	$ 6,142	$ 2,461	$ 42,767	$ 27,512
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	62	0	642	0	409	0	1,460	0
Unit Value	$ 14.82	$ 0.00	$ 18.05	$ 0.00	$ 13.11	$ 0.00	$ 26.34	$ 0.00
Fidelity Income Advantage:
Units Outstanding	3	0	122	0	60	0	167	0
Unit Value	$ 14.60	$ 0.00	$ 17.63	$ 0.00	$ 12.81	$ 0.00	$ 25.78	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	126	0	273	0	212	0	1,806
Highest Value	$ 0.00	$ 18.74	$ 0.00	$ 16.38	$ 0.00	$ 20.37	$ 0.00	$ 20.85
Lowest Value	$ 0.00	$ 11.71	$ 0.00	$ 11.14	$ 0.00	$ 11.00	$ 0.00	$ 11.62
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Strategies	VIP - Value Strategies Investor Class	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Assets:
Investments at market value	$ 5,106	$ 4,627	$ 1,972	$ 1,908	$ 8,654	$ 7,207	$ 11,513	$ 8,415
Receivable from EFILI	0	0	0	0	1	0	1	0
Total assets	5,106	4,627	1,972	1,908	8,655	7,207	11,514	8,415
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 5,106	$ 4,627	$ 1,972	$ 1,908	$ 8,655	$ 7,207	$ 11,514	$ 8,415
Net Assets:
Fidelity Retirement Reserves	$ 4,626	$ 0	$ 1,878	$ 0	$ 8,040	$ 0	$ 10,222	$ 0
Fidelity Income Advantage	480	0	94	0	615	0	1,292	0
Fidelity Personal Retirement	0	4,627	0	1,908	0	7,207	0	8,415
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 5,106	$ 4,627	$ 1,972	$ 1,908	$ 8,655	$ 7,207	$ 11,514	$ 8,415
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	306	0	147	0	538	0	406	0
Unit Value	$ 15.11	$ 0.00	$ 12.82	$ 0.00	$ 14.94	$ 0.00	$ 25.19	$ 0.00
Fidelity Income Advantage:
Units Outstanding	32	0	7	0	42	0	52	0
Unit Value	$ 14.89	$ 0.00	$ 12.58	$ 0.00	$ 14.66	$ 0.00	$ 24.72	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	356	0	153	0	433	0	573
Highest Value	$ 0.00	$ 25.29	$ 0.00	$ 13.17	$ 0.00	$ 29.07	$ 0.00	$ 19.69
Lowest Value	$ 0.00	$ 12.09	$ 0.00	$ 10.49	$ 0.00	$ 12.44	$ 0.00	$ 13.14
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class
Assets:
Investments at market value	$ 3,706	$ 3,126	$ 1,253	$ 2,271	$ 3,334	$ 4,518	$ 4,160	$ 1,793
Receivable from EFILI	0	0	0	0	1	0	0	0
Total assets	3,706	3,126	1,253	2,271	3,335	4,518	4,160	1,793
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 3,706	$ 3,126	$ 1,253	$ 2,271	$ 3,335	$ 4,518	$ 4,160	$ 1,793
Net Assets:
Fidelity Retirement Reserves	$ 3,528	$ 0	$ 1,235	$ 0	$ 3,112	$ 0	$ 4,059	$ 0
Fidelity Income Advantage	178	0	18	0	223	0	101	0
Fidelity Personal Retirement	0	3,126	0	2,271	0	4,518	0	1,793
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 3,706	$ 3,126	$ 1,253	$ 2,271	$ 3,335	$ 4,518	$ 4,160	$ 1,793
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	246	0	143	0	140	0	306	0
Unit Value	$ 14.36	$ 0.00	$ 8.66	$ 0.00	$ 22.16	$ 0.00	$ 13.28	$ 0.00
Fidelity Income Advantage:
Units Outstanding	13	0	2	0	10	0	8	0
Unit Value	$ 14.09	$ 0.00	$ 8.50	$ 0.00	$ 21.75	$ 0.00	$ 13.03	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	239	0	253	0	297	0	133
Unit Value	$ 0.00	$ 17.66	$ 0.00	$ 18.12	$ 0.00	$ 21.62	$ 0.00	$ 22.16
Highest Value	$ 0.00	$ 11.96	$ 0.00	$ 7.22	$ 0.00	$ 12.20	$ 0.00	$ 12.10
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class	VIP - Growth Strategies	VIP - Growth Strategies Investor Class	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation, Class R Investor Class
Assets:
Investments at market value	$ 3,900	$ 5,388	$ 11,867	$ 48,764	$ 664	$ 954	$ 1,127	$ 3,098
Receivable from EFILI	0	0	0	0	1	0	0	0
Total assets	3,900	5,388	11,867	48,764	665	954	1,127	3,098
Liabilities:
Payable to EFILI	0	0	0	1	0	0	0	0
Total net assets	$ 3,900	$ 5,388	$ 11,867	$ 48,763	$ 665	$ 954	$ 1,127	$ 3,098
Net Assets:
Fidelity Retirement Reserves	$ 3,627	$ 0	$ 9,850	$ 0	$ 573	$ 0	$ 995	$ 0
Fidelity Income Advantage	273	0	2,017	0	92	0	132	0
Fidelity Personal Retirement	0	5,388	0	48,763	0	954	0	3,098
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 3,900	$ 5,388	$ 11,867	$ 48,763	$ 665	$ 954	$ 1,127	$ 3,098
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	186	0	632	0	48	0	85	0
Unit Value	$ 19.50	$ 0.00	$ 15.60	$ 0.00	$ 11.91	$ 0.00	$ 11.72	$ 0.00
Fidelity Income Advantage:
Units Outstanding	14	0	131	0	8	0	11	0
Unit Value	$ 19.21	$ 0.00	$ 15.39	$ 0.00	$ 11.78	$ 0.00	$ 11.59	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	412	0	3,615	0	78	0	257
Highest Value	$ 0.00	$ 26.59	$ 0.00	$ 15.00	$ 0.00	$ 20.34	$ 0.00	$ 22.85
Lowest Value	$ 0.00	$ 10.86	$ 0.00	$ 10.25	$ 0.00	$ 11.54	$ 0.00	$ 11.34
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Leaders	VIP - Value Leaders Investor Class	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Assets:
Investments at market value	$ 540	$ 1,283	$ 1,766	$ 3,589	$ 293	$ 941	$ 1,021	$ 2,209
Receivable from EFILI	1	0	0	0	0	0	0	0
Total assets	541	1,283	1,766	3,589	293	941	1,021	2,209
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 541	$ 1,283	$ 1,766	$ 3,589	$ 293	$ 941	$ 1,021	$ 2,209
Net Assets:
Fidelity Retirement Reserves	$ 418	$ 0	$ 1,703	$ 0	$ 274	$ 0	$ 1,021	$ 0
Fidelity Income Advantage	123	0	63	0	19	0	0	0
Fidelity Personal Retirement	0	1,283	0	3,589	0	941	0	2,209
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 541	$ 1,283	$ 1,766	$ 3,589	$ 293	$ 941	$ 1,021	$ 2,209
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	43	0	158	0	23	0	83	0
Unit Value	$ 9.77	$ 0.00	$ 10.78	$ 0.00	$ 12.13	$ 0.00	$ 12.35	$ 0.00
Fidelity Income Advantage:
Units Outstanding	13	0	6	0	2	0	0	0
Unit Value	$ 9.66	$ 0.00	$ 10.66	$ 0.00	$ 12.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	127	0	310	0	75	0	175
Highest Value	$ 0.00	$ 16.59	$ 0.00	$ 20.58	$ 0.00	$ 19.56	$ 0.00	$ 12.86
Lowest Value	$ 0.00	$ 9.62	$ 0.00	$ 10.63	$ 0.00	$ 11.97	$ 0.00	$ 12.53
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Assets:
Investments at market value	$ 327	$ 1,450	$ 1,351	$ 5,336	$ 3,483	$ 6,992
Receivable from EFILI	0	0	0	0	0	0
Total assets	327	1,450	1,351	5,336	3,483	6,992
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 327	$ 1,450	$ 1,351	$ 5,336	$ 3,483	$ 6,992
Net Assets:
Fidelity Retirement Reserves	$ 327	$ 0	$ 1,351	$ 0	$ 3,483	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	1,450	0	5,336	0	6,992
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 327	$ 1,450	$ 1,351	$ 5,336	$ 3,483	$ 6,992
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	26	0	107	0	272	0
Unit Value	$ 12.51	$ 0.00	$ 12.68	$ 0.00	$ 12.82	$ 0.00
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	115	0	413	0	544
Unit Value	$ 0.00	$ 14.83	$ 0.00	$ 15.29	$ 0.00	$ 15.51
Fidelity Freedom Lifetime Income:	$ 0.00	$ 12.53	$ 0.00	$ 12.66	$ 0.00	$ 10.94
Units Outstanding
Highest Value	0	0	0	0	0	0
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Assets:
Investments at market value	$ 2,330	$ 10,434	$ 521	$ 2,807	$ 1,547	$ 3,448
Receivable from EFILI	0	0	0	0	0	0
Total assets	2,330	10,434	521	2,807	1,547	3,448
Liabilities:
Payable to EFILI	1	0	0	0	0	0
Total net assets	$ 2,329	$ 10,434	$ 521	$ 2,807	$ 1,547	$ 3,448
Net Assets:
Fidelity Retirement Reserves	$ 2,329	$ 0	$ 521	$ 0	$ 1,547	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	10,434	0	2,807	0	3,448
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 2,329	$ 10,434	$ 521	$ 2,807	$ 1,547	$ 3,448
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	184	0	41	0	124	0
Unit Value	$ 12.66	$ 0.00	$ 12.79	$ 0.00	$ 12.48	$ 0.00
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	823	0	205	0	272
Highest Value	$ 0.00	$ 16.42	$ 0.00	$ 16.86	$ 0.00	$ 17.32
Lowest Value	$ 0.00	$ 11.14	$ 0.00	$ 12.60	$ 0.00	$ 12.26
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%
Assets:
Investments at market value	$ 2,306	$ 583	$ 1,153	$ 4,096	$ 49,207	$ 68,932
Receivable from EFILI	1	1	0	0	0	3
Total assets	2,307	584	1,153	4,096	49,207	68,935
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 2,307	$ 584	$ 1,153	$ 4,096	$ 49,207	$ 68,935
Net Assets:
Fidelity Retirement Reserves	$ 0	$ 0	$ 1,036	$ 0	$ 5,796	$ 11,547
Fidelity Income Advantage	0	0	117	0	1,060	5,385
Fidelity Personal Retirement	0	0	0	4,096	42,196	51,702
Fidelity Freedom Lifetime Income	2,307	584	0	0	155	301
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 2,307	$ 584	$ 1,153	$ 4,096	$ 49,207	$ 68,935
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	0	107	0	498	1,024
Unit Value	$ 0.00	$ 0.00	$ 9.72	$ 0.00	$ 11.63	$ 11.27
Fidelity Income Advantage:
Units Outstanding	0	0	12	0	92	482
Unit Value	$ 0.00	$ 0.00	$ 9.63	$ 0.00	$ 11.52	$ 11.17
Fidelity Personal Retirement:
Units Outstanding	0	0	0	358	3,665	4,286
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 18.41	$ 12.37	$ 14.45
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 9.92	$ 10.37	$ 10.90
Fidelity Freedom Lifetime Income:
Units Outstanding	185	47	0	0	14	29
Unit Value	$ 12.46	$ 12.52	$ 0.00	$ 0.00	$ 10.72	$ 10.39
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class	VIP - Materials	VIP - Materials Investor Class
Assets:
Investments at market value	$ 120,857	$ 55,921	$ 26,109	$ 359	$ 1,866	$ 2,539	$ 4,688
Receivable from EFILI	1	4	0	1	0	1	0
Total assets	120,858	55,925	26,109	360	1,866	2,540	4,688
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 120,858	$ 55,925	$ 26,109	$ 360	$ 1,866	$ 2,540	$ 4,688
Net Assets:
Fidelity Retirement Reserves	$ 4,350	$ 7,402	$ 3,498	$ 341	$ 0	$ 2,333	$ 0
Fidelity Income Advantage	800	2,726	1,136	19	0	207	0
Fidelity Personal Retirement	18,990	45,797	21,475	0	1,866	0	4,688
Fidelity Freedom Lifetime Income	142	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	96,576	0	0	0	0	0	0
Total net assets	$ 120,858	$ 55,925	$ 26,109	$ 360	$ 1,866	$ 2,540	$ 4,688
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	424	689	338	29	0	173	0
Unit Value	$ 10.26	$ 10.74	$ 10.35	$ 11.84	$ 0.00	$ 13.49	$ 0.00
Fidelity Income Advantage:
Units Outstanding	78	256	111	2	0	15	0
Unit Value	$ 10.21	$ 10.64	$ 10.25	$ 11.75	$ 0.00	$ 13.39	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	1,626	3,958	1,891	0	159	0	319
Highest Value	$ 15.31	$ 15.80	$ 16.95	$ 0.00	$ 15.07	$ 0.00	$ 27.81
Lowest Value	$ 10.41	$ 11.02	$ 10.62	$ 0.00	$ 11.20	$ 0.00	$ 12.65
Fidelity Freedom Lifetime Income:
Units Outstanding	14	0	0	0	0	0	0
Unit Value	$ 10.32	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	6,788	0	0	0	0	0	0
Highest Value	$ 15.02	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 10.01	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	1,738	0	0	0	0	0	0
Highest Value	$ 14.97	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 9.96	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt
Assets:
Investments at market value	$ 619	$ 627	$ 1,691	$ 4,122	$ 18,538	$ 12,540
Receivable from EFILI	0	0	0	0	0	0
Total assets	619	627	1,691	4,122	18,538	12,540
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 619	$ 627	$ 1,691	$ 4,122	$ 18,538	$ 12,540
Net Assets:
Fidelity Retirement Reserves	$ 614	$ 0	$ 1,475	$ 0	$ 10,505	$ 2,825
Fidelity Income Advantage	5	0	216	0	582	426
Fidelity Personal Retirement	0	627	0	4,122	7,451	9,289
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 619	$ 627	$ 1,691	$ 4,122	$ 18,538	$ 12,540
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	70	0	163	0	362	106
Unit Value	$ 8.83	$ 0.00	$ 9.04	$ 0.00	$ 28.99	$ 26.54
Fidelity Income Advantage:
Units Outstanding	1	0	24	0	21	16
Unit Value	$ 8.76	$ 0.00	$ 9.00	$ 0.00	$ 28.32	$ 25.92
Fidelity Personal Retirement:
Units Outstanding	0	59	0	360	542	716
Highest Value	$ 0.00	$ 21.78	$ 0.00	$ 24.41	$ 23.62	$ 15.77
Lowest Value	$ 0.00	$ 8.98	$ 0.00	$ 9.15	$ 11.41	$ 9.89
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	UIF - Global Tactical Asset Allocation (b)	Invesco - Van Kampen Global Value Equity (b)	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity	CST - US Equity I	CST - International Equity Flex III
Assets:
Investments at market value	$ 3,828	$ 3,709	$ 3,766	$ 2,258	$ 1,116	$ 1,803
Receivable from EFILI	1	0	0	0	0	0
Total assets	3,829	3,709	3,766	2,258	1,116	1,803
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 3,829	$ 3,709	$ 3,766	$ 2,258	$ 1,116	$ 1,803
Net Assets:
Fidelity Retirement Reserves	$ 1,404	$ 1,533	$ 3,422	$ 1,956	$ 1,075	$ 1,228
Fidelity Income Advantage	268	220	344	302	41	259
Fidelity Personal Retirement	2,157	1,956	0	0	0	316
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 3,829	$ 3,709	$ 3,766	$ 2,258	$ 1,116	$ 1,803
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	107	106	158	81	101	109
Unit Value	$ 13.15	$ 14.50	$ 21.61	$ 24.08	$ 10.69	$ 11.24
Fidelity Income Advantage:
Units Outstanding	21	16	16	13	4	23
Unit Value	$ 12.85	$ 14.16	$ 21.11	$ 23.53	$ 10.44	$ 11.22
Fidelity Personal Retirement:
Units Outstanding	203	195	0	0	0	28
Highest Value	$ 16.42	$ 14.50	$ 0.00	$ 0.00	$ 0.00	$ 11.31
Lowest Value	$ 9.64	$ 9.04	$ 0.00	$ 0.00	$ 0.00	$ 11.30
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2010

(In thousands, except per unit data)	Subaccounts Investing In:
	Lazard - Retirement Emerging Markets	PVIT- Low Duration	PVIT- Real Return	PVIT- Total Return
Assets:
Investments at market value	$ 20,740	$ 45,757	$ 28,222	$ 46,463
Receivable from EFILI	3	0	0	0
Total assets	20,743	45,757	28,222	46,463
Liabilities:
Payable to EFILI	0	0	0	0
Total net assets	$ 20,743	$ 45,757	$ 28,222	$ 46,463
Net Assets:
Fidelity Retirement Reserves	$ 6,338	$ 5,285	$ 2,497	$ 3,748
Fidelity Income Advantage	825	432	22	145
Fidelity Personal Retirement	13,580	40,040	25,703	42,570
Fidelity Freedom Lifetime Income	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0
Total net assets	$ 20,743	$ 45,757	$ 28,222	$ 46,463
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	413	499	227	345
Unit Value	$ 15.33	$ 10.59	$ 11.02	$ 10.85
Fidelity Income Advantage:
Units Outstanding	54	41	2	13
Unit Value	$ 15.19	$ 10.56	$ 11.00	$ 10.82
Fidelity Personal Retirement:
Units Outstanding	882	3,804	2,394	3,967
Highest Value	$ 24.80	$ 10.67	$ 11.10	$ 10.92
Lowest Value	$ 11.45	$ 10.08	$ 10.01	$ 9.99
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class
Income:
Dividends	$ 103	$ 107	$ 1,139	$ 1,306	$ 875	$ 179
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	413	0	93	0	334	0
Administrative and other charges	28	0	6	0	22	0
Total expenses	441	0	99	0	356	0
Fidelity Income Advantage:
Mortality and expense risk charges	22	0	19	0	37	0
Administrative and other charges	7	0	7	0	12	0
Total expenses	29	0	26	0	49	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	142	0	31	0	21
Administrative and other charges	0	35	0	8	0	5
Total expenses	0	177	0	39	0	26
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	1	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	1	0	0	0	0
Total expenses	470	178	125	39	405	26
Net investment income (loss)	(367)	(71)	1,014	1,267	470	153
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	397	828	(2,416)	(197)
Realized gain distributions	31	36	0	0	0	0
Net realized gain (loss) on investments	31	36	397	828	(2,416)	(197)
Unrealized appreciation (depreciation)	0	0	437	(134)	8,524	1,446
Net increase (decrease) in net assets from operations	$ (336)	$ (35)	$ 1,848	$ 1,961	$ 6,578	$ 1,402

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Growth	VIP - Growth Investor Class	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class
Income:
Dividends	$ 100	$ 12	$ 123	$ 60	$ 120	$ 1,373	$ 1,441
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	255	0	65	30	0	267	0
Administrative and other charges	17	0	4	2	0	18	0
Total expenses	272	0	69	32	0	285	0
Fidelity Income Advantage:
Mortality and expense risk charges	20	0	3	3	0	47	0
Administrative and other charges	7	0	1	1	0	16	0
Total expenses	27	0	4	4	0	63	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	11	0	0	17	0	97
Administrative and other charges	0	3	0	0	4	0	24
Total expenses	0	14	0	0	21	0	121
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	299	14	73	36	21	348	121
Net investment income (loss)	(199)	(2)	50	24	99	1,025	1,320
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(2,050)	(78)	(515)	(241)	(467)	232	1,591
Realized gain distributions	123	20	17	8	17	417	441
Net realized gain (loss) on investments	(1,927)	(58)	(498)	(233)	(450)	649	2,032
Unrealized appreciation (depreciation)	9,911	1,330	1,478	710	1,360	1,174	(117)
Net increase (decrease) in net assets from operations	$ 7,785	$ 1,270	$ 1,030	$ 501	$ 1,009	$ 2,848	$ 3,235

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager	VIP - Asset Manager Investor Class	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class
Income:
Dividends	$ 620	$ 175	$ 1,140	$ 97	$ 40	$ 1,204	$ 530
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	256	0	275	58	0	690	0
Administrative and other charges	17	0	18	4	0	46	0
Total expenses	273	0	293	62	0	736	0
Fidelity Income Advantage:
Mortality and expense risk charges	22	0	29	7	0	57	0
Administrative and other charges	7	0	10	2	0	19	0
Total expenses	29	0	39	9	0	76	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	16	38	0	6	0	85
Administrative and other charges	0	4	9	0	2	0	21
Total expenses	0	20	47	0	8	0	106
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	302	20	379	71	8	812	106
Net investment income (loss)	318	155	761	26	32	392	424
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(461)	85	(701)	(260)	83	(2,065)	402
Realized gain distributions	187	56	1,102	27	12	44	21
Net realized gain (loss) on investments	(274)	141	401	(233)	95	(2,021)	423
Unrealized appreciation (depreciation)	4,616	734	6,747	1,459	373	16,615	5,974
Net increase (decrease) in net assets from operations	$ 4,660	$ 1,030	$ 7,909	$ 1,252	$ 500	$ 14,986	$ 6,821

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Balanced	VIP - Balanced Investor Class	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class
Income:
Dividends	$ 211	$ 1,328	$ 2	$ 2	$ 92	$ 18
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	78	0	8	0	84	0
Administrative and other charges	5	0	0	0	6	0
Total expenses	83	0	8	0	90	0
Fidelity Income Advantage:
Mortality and expense risk charges	17	0	1	0	16	0
Administrative and other charges	6	0	0	0	5	0
Total expenses	23	0	1	0	21	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	35	0	2	0	5
Administrative and other charges	0	9	0	1	0	1
Total expenses	0	44	0	3	0	6
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	576	0	0	0	0
Administrative and other charges	0	158	0	0	0	0
Total expenses	0	734	0	0	0	0
Total expenses	106	778	9	3	111	6
Net investment income (loss)	105	550	(7)	(1)	(19)	12
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(64)	815	(24)	39	(618)	(63)
Realized gain distributions	69	452	0	0	0	0
Net realized gain (loss) on investments	5	1,267	(24)	39	(618)	(63)
Unrealized appreciation (depreciation)	1,894	10,866	191	178	2,350	404
Net increase (decrease) in net assets from operations	$ 2,004	$ 12,683	$ 160	$ 216	$ 1,713	$ 353

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class	VIP - Value Strategies	VIP - Value Strategies Investor Class
Income:
Dividends	$ 12	$ 3	$ 141	$ 72	$ 25	$ 19
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	38	0	255	0	34	0
Administrative and other charges	2	0	17	0	2	0
Total expenses	40	0	272	0	36	0
Fidelity Income Advantage:
Mortality and expense risk charges	5	0	29	0	3	0
Administrative and other charges	2	0	10	0	1	0
Total expenses	7	0	39	0	4	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	4	0	41	0	8
Administrative and other charges	0	1	0	10	0	2
Total expenses	0	5	0	51	0	10
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	47	5	311	51	40	10
Net investment income (loss)	(35)	(2)	(170)	21	(15)	9
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(146)	161	90	629	(375)	69
Realized gain distributions	0	0	121	66	0	0
Net realized gain (loss) on investments	(146)	161	211	695	(375)	69
Unrealized appreciation (depreciation)	1,330	237	9,439	4,444	1,420	706
Net increase (decrease) in net assets from operations	$ 1,149	$ 396	$ 9,480	$ 5,160	$ 1,030	$ 784

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Income:
Dividends	$ 53	$ 50	$ 0	$ 0	$ 61	$ 38
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	14	0	46	0	68	0
Administrative and other charges	1	0	3	0	5	0
Total expenses	15	0	49	0	73	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	4	0	9	0
Administrative and other charges	0	0	1	0	3	0
Total expenses	1	0	5	0	12	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	3	0	10	0	13
Administrative and other charges	0	1	0	2	0	3
Total expenses	0	4	0	12	0	16
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	16	4	54	12	85	16
Net investment income (loss)	37	46	(54)	(12)	(24)	22
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(158)	19	388	544	(744)	(384)
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	(158)	19	388	544	(744)	(384)
Unrealized appreciation (depreciation)	309	109	1,099	602	2,415	1,546
Net increase (decrease) in net assets from operations	$ 188	$ 174	$ 1,433	$ 1,134	$ 1,647	$ 1,184

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class
Income:
Dividends	$ 6	$ 3	$ 4	$ 3	$ 18	$ 21
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	26	0	15	0	19	0
Administrative and other charges	2	0	1	0	1	0
Total expenses	28	0	16	0	20	0
Fidelity Income Advantage:
Mortality and expense risk charges	2	0	1	0	2	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	2	0	1	0	2	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	6	0	4	0	6
Administrative and other charges	0	1	0	1	0	2
Total expenses	0	7	0	5	0	8
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	30	7	17	5	22	8
Net investment income (loss)	(24)	(4)	(13)	(2)	(4)	13
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(129)	85	(230)	9	16	209
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	(129)	85	(230)	9	16	209
Unrealized appreciation (depreciation)	639	332	268	67	650	608
Net increase (decrease) in net assets from operations	$ 486	$ 413	$ 25	$ 74	$ 662	$ 830

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class
Income:
Dividends	$ 6	$ 2	$ 48	$ 60	$ 511	$ 2,075
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	7	0	24	0	80	0
Administrative and other charges	0	0	2	0	5	0
Total expenses	7	0	26	0	85	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	1	0	15	0
Administrative and other charges	0	0	1	0	5	0
Total expenses	0	0	2	0	20	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	7	0	91
Administrative and other charges	0	0	0	2	0	23
Total expenses	0	2	0	9	0	114
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	7	2	28	9	105	114
Net investment income (loss)	(1)	0	20	51	406	1,961
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	94	118	(79)	136	367	1,802
Realized gain distributions	0	0	0	0	294	1,171
Net realized gain (loss) on investments	94	118	(79)	136	661	2,973
Unrealized appreciation (depreciation)	67	65	747	682	(18)	(1,131)
Net increase (decrease) in net assets from operations	$ 160	$ 183	$ 688	$ 869	$ 1,049	$ 3,803

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies	VIP - Growth Strategies Investor Class	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation, Class R Investor Class	VIP - Value Leaders	VIP - Value Leaders Investor Class
Income:
Dividends	$ 0	$ 0	$ 12	$ 34	$ 8	$ 15
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	3	0	7	0	4	0
Administrative and other charges	0	0	1	0	0	0
Total expenses	3	0	8	0	4	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	1	0	1	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	1	0	1	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	6	0	3
Administrative and other charges	0	0	0	2	0	1
Total expenses	0	2	0	8	0	4
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	3	2	9	8	5	4
Net investment income (loss)	(3)	(2)	3	26	3	11
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(26)	21	(53)	59	(152)	(296)
Realized gain distributions	0	0	12	33	0	0
Net realized gain (loss) on investments	(26)	21	(41)	92	(152)	(296)
Unrealized appreciation (depreciation)	110	117	199	225	199	415
Net increase (decrease) in net assets from operations	$ 81	$ 136	$ 161	$ 343	$ 50	$ 130

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Income:
Dividends	$ 24	$ 45	$ 0	$ 0	$ 19	$ 40
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	13	0	2	0	6	0
Administrative and other charges	1	0	0	0	0	0
Total expenses	14	0	2	0	6	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	1	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	6	0	1	0	5
Administrative and other charges	0	2	0	1	0	1
Total expenses	0	8	0	2	0	6
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	15	8	2	2	6	6
Net investment income (loss)	9	37	(2)	(2)	13	34
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	48	177	12	40	2	11
Realized gain distributions	1	2	0	0	26	20
Net realized gain (loss) on investments	49	179	12	40	28	31
Unrealized appreciation (depreciation)	208	282	40	87	7	83
Net increase (decrease) in net assets from operations	$ 266	$ 498	$ 50	$ 125	$ 48	$ 148

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Income:
Dividends	$ 6	$ 26	$ 28	$ 110	$ 72	$ 145
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	3	0	12	0	24	0
Administrative and other charges	0	0	1	0	2	0
Total expenses	3	0	13	0	26	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	3	0	10	0	12
Administrative and other charges	0	1	0	2	0	3
Total expenses	0	4	0	12	0	15
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	3	4	13	12	26	15
Net investment income (loss)	3	22	15	98	46	130
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(10)	(4)	(46)	16	27	210
Realized gain distributions	5	32	28	23	41	137
Net realized gain (loss) on investments	(5)	28	(18)	39	68	347
Unrealized appreciation (depreciation)	33	78	185	449	264	265
Net increase (decrease) in net assets from operations	$ 31	$ 128	$ 182	$ 586	$ 378	$ 742

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Income:
Dividends	$ 48	$ 213	$ 10	$ 54	$ 29	$ 64
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	16	0	4	0	10	0
Administrative and other charges	1	0	0	0	1	0
Total expenses	17	0	4	0	11	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	19	0	5	0	6
Administrative and other charges	0	5	0	1	0	2
Total expenses	0	24	0	6	0	8
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	17	24	4	6	11	8
Net investment income (loss)	31	189	6	48	18	56
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	18	277	1	12	36	84
Realized gain distributions	17	153	3	22	11	45
Net realized gain (loss) on investments	35	430	4	34	47	129
Unrealized appreciation (depreciation)	208	650	56	276	128	264
Net increase (decrease) in net assets from operations	$ 274	$ 1,269	$ 66	$ 358	$ 193	$ 449

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%
Income:
Dividends	$ 50	$ 12	$ 3	$ 11	$ 764
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	8	0	41
Administrative and other charges	0	0	0	0	3
Total expenses	0	0	8	0	44
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	1	0	8
Administrative and other charges	0	0	0	0	3
Total expenses	0	0	1	0	11
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	6	72
Administrative and other charges	0	0	0	1	18
Total expenses	0	0	0	7	90
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	12	2	0	0	0
Administrative and other charges	2	1	0	0	0
Total expenses	14	3	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	14	3	9	7	145
Net investment income (loss)	36	9	(6)	4	619
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	17	5	52	72	1,103
Realized gain distributions	25	3	0	0	59
Net realized gain (loss) on investments	42	8	52	72	1,162
Unrealized appreciation (depreciation)	162	48	104	573	1,007
Net increase (decrease) in net assets from operations	$ 240	$ 65	$ 150	$ 649	$ 2,788

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 50%	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class
Income:
Dividends	$ 1,051	$ 1,447	$ 738	$ 270	$ 5	$ 26
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	82	29	53	24	4	0
Administrative and other charges	6	2	4	2	0	0
Total expenses	88	31	57	26	4	0
Fidelity Income Advantage:
Mortality and expense risk charges	40	6	23	7	0	0
Administrative and other charges	13	2	7	3	0	0
Total expenses	53	8	30	10	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	98	32	87	38	0	2
Administrative and other charges	24	8	22	9	0	1
Total expenses	122	40	109	47	0	3
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	2	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	2	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	855	0	0	0	0
Administrative and other charges	0	228	0	0	0	0
Total expenses	0	1,083	0	0	0	0
Total expenses	265	1,162	196	83	4	3
Net investment income (loss)	786	285	542	187	1	23
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,059	1,960	(582)	(92)	7	80
Realized gain distributions	122	253	110	61	0	0
Net realized gain (loss) on investments	1,181	2,213	(472)	(31)	7	80
Unrealized appreciation (depreciation)	5,069	10,706	6,739	3,256	47	97
Net increase (decrease) in net assets from operations	$ 7,036	$ 13,204	$ 6,809	$ 3,412	$ 55	$ 200

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	VIP - Materials	VIP - Materials Investor Class	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class
Income:
Dividends	$ 41	$ 71	$ 9	$ 9	$ 13	$ 39
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	13	0	3	0	13	0
Administrative and other charges	1	0	0	0	1	0
Total expenses	14	0	3	0	14	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	0	0	2	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	1	0	0	0	2	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	6	0	1	0	2
Administrative and other charges	0	2	0	0	0	2
Total expenses	0	8	0	1	0	4
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	15	8	3	1	16	4
Net investment income (loss)	26	63	6	8	(3)	35
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	50	276	25	30	332	759
Realized gain distributions	1	1	0	0	6	18
Net realized gain (loss) on investments	51	277	25	30	338	777
Unrealized appreciation (depreciation)	348	357	55	50	(209)	(149)
Net increase (decrease) in net assets from operations	$ 425	$ 697	$ 86	$ 88	$ 126	$ 663

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Tactical Asset Allocation (b)	Invesco - Van Kampen Global Value Equity (b)
Income:
Dividends	$ 99	$ 340	$ 140	$ 62
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	73	30	14	11
Administrative and other charges	5	2	1	0
Total expenses	78	32	15	11
Fidelity Income Advantage:
Mortality and expense risk charges	4	2	2	2
Administrative and other charges	1	1	1	0
Total expenses	5	3	3	2
Fidelity Personal Retirement:
Mortality and expense risk charges	13	13	5	4
Administrative and other charges	3	3	1	0
Total expenses	16	16	6	4
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0
Administrative and other charges	0	0	0	0
Total expenses	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0
Administrative and other charges	0	0	0	0
Total expenses	0	0	0	0
Total expenses	99	51	24	17
Net investment income (loss)	0	289	116	45
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,607)	563	(1,028)	(3,490)
Realized gain distributions	0	0	0	0
Net realized gain (loss) on investments	(1,607)	563	(1,028)	(3,490)
Unrealized appreciation (depreciation)	4,341	(15)	1,122	3,771
Net increase (decrease) in net assets from operations	$ 2,734	$ 837	$ 210	$ 326

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity	CST - U.S. Equity Flex I	CST - International Equity Flex III	Lazard - Retirement Emerging Markets
Income:
Dividends	$ 0	$ 16	$ 2	$ 2	$ 297
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	23	14	9	10	63
Administrative and other charges	2	1	1	0	4
Total expenses	25	15	10	10	67
Fidelity Income Advantage:
Mortality and expense risk charges	2	2	0	1	5
Administrative and other charges	1	1	0	1	2
Total expenses	3	3	0	2	7
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	1	20
Administrative and other charges	0	0	0	0	5
Total expenses	0	0	0	1	25
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	28	18	10	13	99
Net investment income (loss)	(28)	(2)	(8)	(11)	198
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(289)	(107)	(643)	15	1,874
Realized gain distributions	0	0	0	0	0
Net realized gain (loss) on investments	(289)	(107)	(643)	15	1,874
Unrealized appreciation (depreciation)	1,337	545	799	189	1,128
Net increase (decrease) in net assets from operations	$ 1,020	$ 436	$ 148	$ 193	$ 3,200

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2010

(In thousands)	Subaccounts Investing In:
	PVIT- Low Duration	PVIT- Real Return	PVIT- Total Return
Income:
Dividends	$ 621	$ 311	$ 833
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	37	15	22
Administrative and other charges	3	1	1
Total expenses	40	16	23
Fidelity Income Advantage:
Mortality and expense risk charges	4	0	2
Administrative and other charges	0	0	0
Total expenses	4	0	2
Fidelity Personal Retirement:
Mortality and expense risk charges	71	45	69
Administrative and other charges	18	11	17
Total expenses	89	56	86
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0
Administrative and other charges	0	0	0
Total expenses	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0
Administrative and other charges	0	0	0
Total expenses	0	0	0
Total expenses	133	72	111
Net investment income (loss)	488	239	722
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	391	469	237
Realized gain distributions	150	256	1,450
Net realized gain (loss) on investments	541	725	1,687
Unrealized appreciation (depreciation)	600	365	(405)
Net increase (decrease) in net assets from operations	$ 1,629	$ 1,329	$ 2,004

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - Money Market Investor Class		VIP - High Income		VIP - High Income Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ (367)	$ (18)	$ (71)	$ 659	$ 1,014	$ 960	$ 1,267	$ 882
Net realized gain (loss) on investments	31	0	36	0	397	559	828	554
Unrealized appreciation (depreciation)	0	0	0	0	437	2,948	(134)	1,815
Net increase (decrease) in net assets from operations	(336)	(18)	(35)	659	1,848	4,467	1,961	3,251
Contract Transactions:
Payments received from contract owners	1,202	1,119	103,658	107,891	271	215	974	616
Transfers between sub-accounts and the fixed account, net	(532)	(29,648)	(108,387)	(135,054)	(755)	1,071	3,612	2,738
Contract benefits	(1,352)	(1,503)	(3,704)	(2,729)	(635)	(312)	(39)	0
Contract terminations	(18,379)	(28,465)	(26,150)	(49,583)	(521)	(457)	(1,342)	(412)
Contract maintenance charges	(14)	(23)	0	0	(2)	(2)	0	0
Other transfers (to) from EFILI, net	(23)	(67)	0	1	23	25	(1)	1
Net increase (decrease) in net assets from contract transactions	(19,098)	(58,587)	(34,583)	(79,474)	(1,619)	540	3,204	2,943
Total increase (decrease) in net assets	(19,434)	(58,605)	(34,618)	(78,815)	229	5,007	5,165	6,194
Net Assets:
Beginning of period	67,144	125,749	95,650	174,465	15,023	10,016	12,378	6,184
End of period	$ 47,710	$ 67,144	$ 61,032	$ 95,650	$ 15,252	$ 15,023	$ 17,543	$ 12,378
(In thousands)	Subaccounts Investing In:
	VIP - Equity-Income		VIP - Equity-Income Investor Class		VIP - Growth		VIP - Growth Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 470	$ 660	$ 153	$ 156	$ (199)	$ (121)	$ (2)	$ 4
Net realized gain (loss) on investments	(2,416)	(3,873)	(197)	(695)	(1,927)	(3,127)	(58)	(522)
Unrealized appreciation (depreciation)	8,524	15,026	1,446	2,942	9,911	11,231	1,330	1,686
Net increase (decrease) in net assets from operations	6,578	11,813	1,402	2,403	7,785	7,983	1,270	1,168
Contract Transactions:
Payments received from contract owners	103	231	241	61	133	75	56	19
Transfers between sub-accounts and the fixed account, net	(3,740)	(3,530)	734	(1,133)	(1,901)	(2,082)	459	(764)
Contract benefits	(1,505)	(831)	(10)	0	(716)	(398)	(2)	0
Contract terminations	(2,214)	(2,273)	(722)	(213)	(1,429)	(1,298)	(249)	(181)
Contract maintenance charges	(10)	(10)	0	0	(9)	(10)	0	0
Other transfers (to) from EFILI, net	60	22	0	(1)	32	31	(1)	1
Net increase (decrease) in net assets from contract transactions	(7,306)	(6,391)	243	(1,286)	(3,890)	(3,682)	263	(925)
Total increase (decrease) in net assets	(728)	5,422	1,645	1,117	3,895	4,301	1,533	243
Net Assets:
Beginning of period	51,779	46,357	9,328	8,211	36,691	32,390	5,331	5,088
End of period	$ 51,051	$ 51,779	$ 10,973	$ 9,328	$ 40,586	$ 36,691	$ 6,864	$ 5,331

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	VIP - Overseas		VIP - Overseas, Class R		VIP - Overseas, Class R Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 50	$ 115	$ 24	$ 56	$ 99	$ 135
Net realized gain (loss) on investments	(498)	(398)	(233)	(548)	(450)	(493)
Unrealized appreciation (depreciation)	1,478	2,266	710	1,421	1,360	1,931
Net increase (decrease) in net assets from operations	1,030	1,983	501	929	1,009	1,573
Contract Transactions:
Payments received from contract owners	0	0	39	45	122	33
Transfers between sub-accounts and the fixed account, net	(585)	(654)	(363)	(658)	678	(114)
Contract benefits	(175)	(56)	(46)	(54)	(10)	0
Contract terminations	(532)	(203)	(193)	(161)	(338)	(344)
Contract maintenance charges	(2)	(3)	(1)	(1)	0	0
Other transfers (to) from EFILI, net	2	(3)	(20)	2	0	0
Net increase (decrease) in net assets from contract transactions	(1,292)	(919)	(584)	(827)	452	(425)
Total increase (decrease) in net assets	(262)	1,064	(83)	102	1,461	1,148
Net Assets:
Beginning of period	9,673	8,609	4,745	4,643	8,220	7,072
End of period	$ 9,411	$ 9,673	$ 4,662	$ 4,745	$ 9,681	$ 8,220
(In thousands)	Subaccounts Investing In:
	VIP - Investment Grade Bond		VIP - Investment Grade Bond Investor Class		VIP - Asset Manager		VIP - Asset Manager Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 1,025	$ 3,173	$ 1,320	$ 2,749	$ 318	$ 521	$ 155	$ 113
Net realized gain (loss) on investments	649	445	2,032	668	(274)	(1,006)	141	(212)
Unrealized appreciation (depreciation)	1,174	1,906	(117)	954	4,616	8,924	734	1,213
Net increase (decrease) in net assets from operations	2,848	5,524	3,235	4,371	4,660	8,439	1,030	1,114
Contract Transactions:
Payments received from contract owners	194	820	1,491	5,793	94	93	512	66
Transfers between sub-accounts and the fixed account, net	(4,170)	3,745	(5,752)	16,263	(886)	(1,605)	3,946	671
Contract benefits	(1,159)	(786)	(51)	0	(933)	(633)	0	0
Contract terminations	(2,749)	(2,552)	(4,269)	(1,208)	(1,611)	(1,515)	(34)	(111)
Contract maintenance charges	(7)	(6)	0	0	(7)	(7)	0	0
Other transfers (to) from EFILI, net	(11)	(14)	0	1	65	(3)	1	1
Net increase (decrease) in net assets from contract transactions	(7,902)	1,207	(8,581)	20,849	(3,278)	(3,670)	4,425	627
Total increase (decrease) in net assets	(5,054)	6,731	(5,346)	25,220	1,382	4,769	5,455	1,741
Net Assets:
Beginning of period	43,003	36,272	45,299	20,079	37,135	32,366	6,080	4,339
End of period	$ 37,949	$ 43,003	$ 39,953	$ 45,299	$ 38,517	$ 37,135	$ 11,535	$ 6,080

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	VIP - Index 500		VIP - Asset Manager: Growth		VIP - Asset Manager: Growth Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 761	$ 983	$ 26	$ 59	$ 32	$ 32
Net realized gain (loss) on investments	401	599	(233)	(396)	95	20
Unrealized appreciation (depreciation)	6,747	10,420	1,459	2,552	373	591
Net increase (decrease) in net assets from operations	7,909	12,002	1,252	2,215	500	643
Contract Transactions:
Payments received from contract owners	535	591	47	38	3	106
Transfers between sub-accounts and the fixed account, net	(955)	(1,551)	(632)	(429)	536	104
Contract benefits	(690)	(825)	(333)	(160)	0	0
Contract terminations	(3,133)	(1,980)	(532)	(302)	(45)	(163)
Contract maintenance charges	(10)	(11)	(2)	(2)	0	0
Other transfers (to) from EFILI, net	51	22	23	(60)	1	0
Net increase (decrease) in net assets from contract transactions	(4,202)	(3,754)	(1,429)	(915)	495	47
Total increase (decrease) in net assets	3,707	8,248	(177)	1,300	995	690
Net Assets:
Beginning of period	58,753	50,505	8,972	7,672	2,892	2,202
End of period	$ 62,460	$ 58,753	$ 8,795	$ 8,972	$ 3,887	$ 2,892
(In thousands)	Subaccounts Investing In:
	VIP - Contrafund		VIP - Contrafund Investor Class		VIP - Balanced		VIP - Balanced Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 392	$ 520	$ 424	$ 347	$ 105	$ 113	$ 550	$ 609
Net realized gain (loss) on investments	(2,021)	(3,774)	423	(371)	5	(435)	1,267	306
Unrealized appreciation (depreciation)	16,615	29,938	5,974	9,131	1,894	3,784	10,866	20,559
Net increase (decrease) in net assets from operations	14,986	26,684	6,821	9,107	2,004	3,462	12,683	21,474
Contract Transactions:
Payments received from contract owners	302	382	1,606	745	17	10	866	619
Transfers between sub-accounts and the fixed account, net	(7,328)	(3,837)	5,443	3,132	(173)	(196)	1,593	9,459
Contract benefits	(1,420)	(1,181)	(49)	(56)	(273)	(358)	0	(122)
Contract terminations	(4,096)	(3,553)	(2,026)	(863)	(514)	(729)	(4,349)	(3,681)
Contract maintenance charges	(25)	(25)	0	0	(2)	(3)	0	0
Other transfers (to) from EFILI, net	48	42	(3)	(3)	(18)	11	1	3
Net increase (decrease) in net assets from contract transactions	(12,519)	(8,172)	4,971	2,955	(963)	(1,265)	(1,889)	6,278
Total increase (decrease) in net assets	2,467	18,512	11,792	12,062	1,041	2,197	10,794	27,752
Net Assets:
Beginning of period	102,644	84,132	37,633	25,571	12,469	10,272	78,091	50,339
End of period	$ 105,111	$ 102,644	$ 49,425	$ 37,633	$ 13,510	$ 12,469	$ 88,885	$ 78,091

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation		VIP - Dynamic Capital Appreciation Investor Class		VIP - Growth & Income		VIP - Growth & Income Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ (7)	$ (6)	$ (1)	$ 0	$ (19)	$ 31	$ 12	$ 15
Net realized gain (loss) on investments	(24)	(67)	39	(11)	(618)	(1,290)	(63)	(209)
Unrealized appreciation (depreciation)	191	353	178	286	2,350	4,135	404	622
Net increase (decrease) in net assets from operations	160	280	216	275	1,713	2,876	353	428
Contract Transactions:
Payments received from contract owners	0	1	87	5	23	22	100	33
Transfers between sub-accounts and the fixed account, net	(43)	(12)	327	146	(593)	(1,075)	535	(208)
Contract benefits	(105)	(6)	(8)	0	(275)	(363)	(19)	0
Contract terminations	(40)	(103)	(115)	(26)	(671)	(566)	(70)	(90)
Contract maintenance charges	0	0	0	0	(3)	(4)	0	0
Other transfers (to) from EFILI, net	(17)	2	0	0	(2)	(5)	0	0
Net increase (decrease) in net assets from contract transactions	(205)	(118)	291	125	(1,521)	(1,991)	546	(265)
Total increase (decrease) in net assets	(45)	162	507	400	192	885	899	163
Net Assets:
Beginning of period	997	835	1,139	739	13,560	12,675	2,267	2,104
End of period	$ 952	$ 997	$ 1,646	$ 1,139	$ 13,752	$ 13,560	$ 3,166	$ 2,267
(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities		VIP - Growth Opportunities Investor Class		VIP - Mid Cap		VIP - Mid Cap Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ (35)	$ (15)	$ (2)	$ 4	$ (170)	$ (35)	$ 21	$ 47
Net realized gain (loss) on investments	(146)	(223)	161	37	211	(785)	695	(191)
Unrealized appreciation (depreciation)	1,330	1,920	237	399	9,439	10,684	4,444	4,165
Net increase (decrease) in net assets from operations	1,149	1,682	396	440	9,480	9,864	5,160	4,021
Contract Transactions:
Payments received from contract owners	4	5	11	48	87	196	876	185
Transfers between sub-accounts and the fixed account, net	(79)	290	230	955	711	(78)	6,579	1,287
Contract benefits	(82)	(83)	0	0	(610)	(470)	(6)	0
Contract terminations	(387)	(274)	(78)	(114)	(2,031)	(1,131)	(547)	(474)
Contract maintenance charges	(1)	(1)	0	0	(9)	(8)	0	0
Other transfers (to) from EFILI, net	10	8	1	(2)	5	13	(1)	(1)
Net increase (decrease) in net assets from contract transactions	(535)	(55)	164	887	(1,847)	(1,478)	6,901	997
Total increase (decrease) in net assets	614	1,627	560	1,327	7,633	8,386	12,061	5,018
Net Assets:
Beginning of period	5,528	3,901	1,901	574	35,134	26,748	15,451	10,433
End of period	$ 6,142	$ 5,528	$ 2,461	$ 1,901	$ 42,767	$ 35,134	$ 27,512	$ 15,451

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	VIP - Value Strategies		VIP - Value Strategies Investor Class		VIP - Utilities		VIP - Utilities Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ (15)	$ (11)	$ 9	$ 4	$ 37	$ 51	$ 46	$ 47
Net realized gain (loss) on investments	(375)	(483)	69	590	(158)	(625)	19	(217)
Unrealized appreciation (depreciation)	1,420	2,375	706	934	309	846	109	327
Net increase (decrease) in net assets from operations	1,030	1,881	784	1,528	188	272	174	157
Contract Transactions:
Payments received from contract owners	11	34	233	28	13	14	81	9
Transfers between sub-accounts and the fixed account, net	(113)	(341)	1,075	(272)	(223)	(1,247)	80	(46)
Contract benefits	(42)	(77)	0	0	(36)	(19)	0	0
Contract terminations	(345)	(272)	(306)	(74)	(75)	(43)	(51)	(20)
Contract maintenance charges	(1)	(1)	0	0	(1)	(2)	(1)	0
Other transfers (to) from EFILI, net	2	(1)	0	0	3	0	4	(2)
Net increase (decrease) in net assets from contract transactions	(488)	(658)	1,002	(318)	(319)	(1,297)	113	(59)
Total increase (decrease) in net assets	542	1,223	1,786	1,210	(131)	(1,025)	287	98
Net Assets:
Beginning of period	4,564	3,341	2,841	1,631	2,103	3,128	1,621	1,523
End of period	$ 5,106	$ 4,564	$ 4,627	$ 2,841	$ 1,972	$ 2,103	$ 1,908	$ 1,621
(In thousands)	Subaccounts Investing In:
	VIP - Technology		VIP - Technology Investor Class		VIP - Energy		VIP - Energy Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ (54)	$ (26)	$ (12)	$ (3)	$ (24)	$ (33)	$ 22	$ 7
Net realized gain (loss) on investments	388	92	544	239	(744)	10	(384)	(137)
Unrealized appreciation (depreciation)	1,099	2,449	602	1,441	2,415	3,682	1,546	2,167
Net increase (decrease) in net assets from operations	1,433	2,515	1,134	1,677	1,647	3,659	1,184	2,037
Contract Transactions:
Payments received from contract owners	41	68	180	5	10	8	189	225
Transfers between sub-accounts and the fixed account, net	593	2,309	1,780	1,987	(1,342)	556	957	(194)
Contract benefits	(129)	(58)	(22)	0	(182)	(138)	0	0
Contract terminations	(131)	(184)	(497)	(211)	(396)	(228)	(416)	(170)
Contract maintenance charges	(5)	(2)	(1)	(1)	(4)	(7)	0	(2)
Other transfers (to) from EFILI, net	14	6	0	(1)	(51)	23	(2)	1
Net increase (decrease) in net assets from contract transactions	383	2,139	1,440	1,779	(1,965)	214	728	(140)
Total increase (decrease) in net assets	1,816	4,654	2,574	3,456	(318)	3,873	1,912	1,897
Net Assets:
Beginning of period	6,839	2,185	4,633	1,177	11,832	7,959	6,503	4,606
End of period	$ 8,655	$ 6,839	$ 7,207	$ 4,633	$ 11,514	$ 11,832	$ 8,415	$ 6,503

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	VIP - Health Care		VIP - Health Care Investor Class		VIP - Financial Services		VIP - Financial Services Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ (24)	$ (17)	$ (4)	$ 1	$ (13)	$ 8	$ (2)	$ 10
Net realized gain (loss) on investments	(129)	(146)	85	(53)	(230)	729	9	1,266
Unrealized appreciation (depreciation)	639	1,082	332	509	268	375	67	225
Net increase (decrease) in net assets from operations	486	919	413	457	25	1,112	74	1,501
Contract Transactions:
Payments received from contract owners	4	51	147	11	1	0	87	14
Transfers between sub-accounts and the fixed account, net	(548)	(64)	531	162	(243)	(84)	838	(1,167)
Contract benefits	(19)	(25)	0	0	(24)	(47)	0	0
Contract terminations	(152)	(112)	(78)	(111)	(681)	(107)	(37)	(34)
Contract maintenance charges	(5)	(1)	(1)	(1)	(1)	(2)	0	0
Other transfers (to) from EFILI, net	(9)	2	1	0	1	(1)	0	1
Net increase (decrease) in net assets from contract transactions	(729)	(149)	600	61	(947)	(241)	888	(1,186)
Total increase (decrease) in net assets	(243)	770	1,013	518	(922)	871	962	315
Net Assets:
Beginning of period	3,949	3,179	2,113	1,595	2,175	1,304	1,309	994
End of period	$ 3,706	$ 3,949	$ 3,126	$ 2,113	$ 1,253	$ 2,175	$ 2,271	$ 1,309
(In thousands)	Subaccounts Investing In:
	VIP - Industrials		VIP - Industrials Investor Class		VIP - Consumer Discretionary		VIP - Consumer Discretionary Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ (4)	$ 5	$ 13	$ 16	$ (1)	$ (2)	$ 0	$ 1
Net realized gain (loss) on investments	16	(78)	209	62	94	39	118	38
Unrealized appreciation (depreciation)	650	709	608	617	67	128	65	74
Net increase (decrease) in net assets from operations	662	636	830	695	160	165	183	113
Contract Transactions:
Payments received from contract owners	11	22	50	7	10	0	2	0
Transfers between sub-accounts and the fixed account, net	657	(44)	1,325	(3)	3,509	177	1,255	139
Contract benefits	(115)	(10)	0	0	(5)	0	0	0
Contract terminations	(81)	(96)	(138)	(95)	(26)	0	(4)	(8)
Contract maintenance charges	(2)	(1)	0	(1)	(1)	0	0	0
Other transfers (to) from EFILI, net	2	2	1	0	3	0	1	0
Net increase (decrease) in net assets from contract transactions	472	(127)	1,238	(92)	3,490	177	1,254	131
Total increase (decrease) in net assets	1,134	509	2,068	603	3,650	342	1,437	244
Net Assets:
Beginning of period	2,201	1,692	2,450	1,847	510	168	356	112
End of period	$ 3,335	$ 2,201	$ 4,518	$ 2,450	$ 4,160	$ 510	$ 1,793	$ 356

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	VIP - Real Estate		VIP - Real Estate Investor Class		VIP - Strategic Income		VIP - Strategic Income Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 20	$ 42	$ 51	$ 44	$ 406	$ 426	$ 1,961	$ 1,314
Net realized gain (loss) on investments	(79)	(292)	136	24	661	462	2,973	468
Unrealized appreciation (depreciation)	747	916	682	523	(18)	1,897	(1,131)	4,647
Net increase (decrease) in net assets from operations	688	666	869	591	1,049	2,785	3,803	6,429
Contract Transactions:
Payments received from contract owners	29	31	478	54	185	938	4,171	3,281
Transfers between sub-accounts and the fixed account, net	769	(73)	1,824	138	(1,545)	1,727	6,446	9,157
Contract benefits	(120)	(19)	(2)	0	(331)	(190)	(23)	0
Contract terminations	(171)	(77)	(164)	(49)	(724)	(671)	(2,551)	(1,508)
Contract maintenance charges	(1)	(1)	0	0	(3)	(3)	0	0
Other transfers (to) from EFILI, net	5	2	0	(1)	9	12	(1)	0
Net increase (decrease) in net assets from contract transactions	511	(137)	2,136	142	(2,409)	1,813	8,042	10,930
Total increase (decrease) in net assets	1,199	529	3,005	733	(1,360)	4,598	11,845	17,359
Net Assets:
Beginning of period	2,701	2,172	2,383	1,650	13,227	8,629	36,918	19,559
End of period	$ 3,900	$ 2,701	$ 5,388	$ 2,383	$ 11,867	$ 13,227	$ 48,763	$ 36,918
(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies (b)		VIP - Growth Strategies Investor Class (b)		VIP - International Capital Appreciation, Class R		VIP - International Capital Appreciation, Class R Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ (3)	$ (3)	$ (2)	$ (1)	$ 3	$ 3	$ 26	$ 13
Net realized gain (loss) on investments	(26)	(138)	21	(17)	(41)	(8)	92	(166)
Unrealized appreciation (depreciation)	110	276	117	161	199	486	225	857
Net increase (decrease) in net assets from operations	81	135	136	143	161	481	343	704
Contract Transactions:
Payments received from contract owners	14	0	3	41	16	0	104	67
Transfers between sub-accounts and the fixed account, net	231	(129)	234	63	(676)	434	263	579
Contract benefits	(2)	(2)	0	0	(11)	(11)	(5)	(45)
Contract terminations	(17)	(77)	(8)	(7)	(46)	(38)	(209)	(43)
Contract maintenance charges	0	0	0	0	(1)	0	0	0
Other transfers (to) from EFILI, net	1	0	0	(1)	(5)	9	(2)	0
Net increase (decrease) in net assets from contract transactions	227	(208)	229	96	(723)	394	151	558
Total increase (decrease) in net assets	308	(73)	365	239	(562)	875	494	1,262
Net Assets:
Beginning of period	357	430	589	350	1,689	814	2,604	1,342
End of period	$ 665	$ 357	$ 954	$ 589	$ 1,127	$ 1,689	$ 3,098	$ 2,604

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	VIP - Value Leaders		VIP - Value Leaders Investor Class		VIP - Value		VIP - Value Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 3	$ 6	$ 11	$ 23	$ 9	$ 3	$ 37	$ 15
Net realized gain (loss) on investments	(152)	(262)	(296)	(439)	49	(91)	179	(550)
Unrealized appreciation (depreciation)	199	430	415	899	208	544	282	1,152
Net increase (decrease) in net assets from operations	50	174	130	483	266	456	498	617
Contract Transactions:
Payments received from contract owners	0	1	30	6	1	1	68	3
Transfers between sub-accounts and the fixed account, net	(233)	(310)	(424)	(610)	(120)	162	405	582
Contract benefits	(9)	(14)	(9)	(46)	(4)	(2)	0	0
Contract terminations	(31)	(10)	(180)	(74)	(76)	(44)	(347)	(65)
Contract maintenance charges	0	0	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	(2)	(1)	0	0	1	0	0	0
Net increase (decrease) in net assets from contract transactions	(275)	(334)	(583)	(724)	(199)	116	126	520
Total increase (decrease) in net assets	(225)	(160)	(453)	(241)	67	572	624	1,137
Net Assets:
Beginning of period	766	926	1,736	1,977	1,699	1,127	2,965	1,828
End of period	$ 541	$ 766	$ 1,283	$ 1,736	$ 1,766	$ 1,699	$ 3,589	$ 2,965
(In thousands)	Subaccounts Investing In:
	VIP - Growth Stock		VIP - Growth Stock Investor Class		VIP - Freedom Income		VIP - Freedom Income Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ (2)	$ (1)	$ (2)	$ 1	$ 13	$ 22	$ 34	$ 55
Net realized gain (loss) on investments	12	(33)	40	0	28	12	31	32
Unrealized appreciation (depreciation)	40	100	87	164	7	41	83	166
Net increase (decrease) in net assets from operations	50	66	125	165	48	75	148	253
Contract Transactions:
Payments received from contract owners	0	30	8	3	0	10	247	107
Transfers between sub-accounts and the fixed account, net	(6)	(3)	254	76	233	214	123	(232)
Contract benefits	(2)	(1)	0	0	0	0	0	0
Contract terminations	(13)	(12)	(27)	(8)	(60)	0	(182)	(74)
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	1	0	0	0	0	0	2	(1)
Net increase (decrease) in net assets from contract transactions	(20)	14	235	71	173	224	190	(200)
Total increase (decrease) in net assets	30	80	360	236	221	299	338	53
Net Assets:
Beginning of period	263	183	581	345	800	501	1,871	1,818
End of period	$ 293	$ 263	$ 941	$ 581	$ 1,021	$ 800	$ 2,209	$ 1,871

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005		VIP - Freedom 2005 Investor Class		VIP - Freedom 2010		VIP - Freedom 2010 Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 3	$ 11	$ 22	$ 36	$ 15	$ 54	$ 98	$ 143
Net realized gain (loss) on investments	(5)	(48)	28	4	(18)	(26)	39	1
Unrealized appreciation (depreciation)	33	85	78	181	185	322	449	740
Net increase (decrease) in net assets from operations	31	48	128	221	182	350	586	884
Contract Transactions:
Payments received from contract owners	0	0	18	0	0	0	17	11
Transfers between sub-accounts and the fixed account, net	(79)	(107)	144	(334)	(140)	(234)	594	(498)
Contract benefits	0	0	0	0	(129)	0	0	0
Contract terminations	(20)	(11)	(18)	(17)	(408)	(90)	(5)	(51)
Contract maintenance charges	0	0	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	0	1	1	0	1	1	(1)	1
Net increase (decrease) in net assets from contract transactions	(99)	(117)	145	(351)	(677)	(324)	605	(537)
Total increase (decrease) in net assets	(68)	(69)	273	(130)	(495)	26	1,191	347
Net Assets:
Beginning of period	395	464	1,177	1,307	1,846	1,820	4,145	3,798
End of period	$ 327	$ 395	$ 1,450	$ 1,177	$ 1,351	$ 1,846	$ 5,336	$ 4,145
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2015		VIP - Freedom 2015 Investor Class		VIP - Freedom 2020		VIP - Freedom 2020 Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 46	$ 98	$ 130	$ 175	$ 31	$ 48	$ 189	$ 252
Net realized gain (loss) on investments	68	118	347	123	35	(87)	430	195
Unrealized appreciation (depreciation)	264	456	265	718	208	431	650	1,210
Net increase (decrease) in net assets from operations	378	672	742	1,016	274	392	1,269	1,657
Contract Transactions:
Payments received from contract owners	12	252	87	97	35	33	399	151
Transfers between sub-accounts and the fixed account, net	(95)	339	1,847	193	190	(174)	816	1,998
Contract benefits	0	0	0	(24)	0	0	0	0
Contract terminations	(498)	(191)	(960)	(3)	(207)	(43)	(753)	(931)
Contract maintenance charges	(1)	(1)	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	1	0	(1)	1	0	3	4	1
Net increase (decrease) in net assets from contract transactions	(581)	399	973	264	17	(182)	466	1,219
Total increase (decrease) in net assets	(203)	1,071	1,715	1,280	291	210	1,735	2,876
Net Assets:
Beginning of period	3,686	2,615	5,277	3,997	2,038	1,828	8,699	5,823
End of period	$ 3,483	$ 3,686	$ 6,992	$ 5,277	$ 2,329	$ 2,038	$ 10,434	$ 8,699

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2025		VIP - Freedom 2025 Investor Class		VIP - Freedom 2030		VIP - Freedom 2030 Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 6	$ 9	$ 48	$ 54	$ 18	$ 19	$ 56	$ 58
Net realized gain (loss) on investments	4	(115)	34	37	47	19	129	69
Unrealized appreciation (depreciation)	56	223	276	297	128	222	264	519
Net increase (decrease) in net assets from operations	66	117	358	388	193	260	449	646
Contract Transactions:
Payments received from contract owners	12	37	124	57	0	0	152	144
Transfers between sub-accounts and the fixed account, net	3	(268)	329	445	19	313	249	122
Contract benefits	0	0	0	0	(2)	(3)	0	0
Contract terminations	0	(169)	(98)	(55)	(29)	(1)	(128)	(22)
Contract maintenance charges	0	0	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	0	0	(1)	2	(1)	0	0	0
Net increase (decrease) in net assets from contract transactions	15	(400)	354	449	(14)	308	273	244
Total increase (decrease) in net assets	81	(283)	712	837	179	568	722	890
Net Assets:
Beginning of period	440	723	2,095	1,258	1,368	800	2,726	1,836
End of period	$ 521	$ 440	$ 2,807	$ 2,095	$ 1,547	$ 1,368	$ 3,448	$ 2,726
(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I		VIP - Freedom Lifetime Income II		VIP - Disciplined Small Cap		VIP - Disciplined Small Cap Investor Class
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 36	$ 73	$ 9	$ 19	$ (6)	$ (2)	$ 4	$ 5
Net realized gain (loss) on investments	42	31	8	10	52	37	72	34
Unrealized appreciation (depreciation)	162	284	48	88	104	143	573	354
Net increase (decrease) in net assets from operations	240	388	65	117	150	178	649	393
Contract Transactions:
Payments received from contract owners	0	0	0	0	1	3	47	47
Transfers between sub-accounts and the fixed account, net	0	140	0	0	243	303	1,297	411
Contract benefits	(145)	(119)	(40)	(35)	(126)	(13)	0	0
Contract terminations	(34)	0	0	0	(12)	(30)	(164)	(71)
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	3	6	3	0	2	0	(1)	0
Net increase (decrease) in net assets from contract transactions	(176)	27	(37)	(35)	108	263	1,179	387
Total increase (decrease) in net assets	64	415	28	82	258	441	1,828	780
Net Assets:
Beginning of period	2,243	1,828	556	474	895	454	2,268	1,488
End of period	$ 2,307	$ 2,243	$ 584	$ 556	$ 1,153	$ 895	$ 4,096	$ 2,268

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 20%		VIP - FundsManager 50%		VIP - FundsManager 60%		VIP - FundsManager 70%
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 619	$ 432	$ 786	$ 756	$ 285	$ 662	$ 542	$ 535
Net realized gain (loss) on investments	1,162	345	1,181	143	2,213	1,038	(472)	587
Unrealized appreciation (depreciation)	1,007	1,531	5,069	7,334	10,706	17,269	6,739	8,419
Net increase (decrease) in net assets from operations	2,788	2,308	7,036	8,233	13,204	18,969	6,809	9,541
Contract Transactions:
Payments received from contract owners	3,184	3,818	2,369	3,643	796	(3,551)	2,501	731
Transfers between sub-accounts and the fixed account, net	12,067	11,524	6,999	10,035	4,011	39,951	(67)	4,379
Contract benefits	(97)	(101)	(1,109)	(818)	(111)	(123)	(933)	(311)
Contract terminations	(1,976)	(992)	(6,161)	(2,160)	(3,777)	(2,984)	(2,142)	(2,249)
Contract maintenance charges	(2)	(1)	(3)	(2)	(2)	(1)	(2)	(2)
Other transfers (to) from EFILI, net	0	(5)	30	33	4	(28)	(99)	21
Net increase (decrease) in net assets from contract transactions	13,176	14,243	2,125	10,731	921	33,264	(742)	2,569
Total increase (decrease) in net assets	15,964	16,551	9,161	18,964	14,125	52,233	6,067	12,110
Net Assets:
Beginning of period	33,243	16,692	59,774	40,810	106,733	54,500	49,858	37,748
End of period	$ 49,207	$ 33,243	$ 68,935	$ 59,774	$ 120,858	$ 106,733	$ 55,925	$ 49,858
(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 85%		VIP - Consumer Staples		VIP - Consumer Staples Investor Class		VIP - Materials
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 187	$ 181	$ 1	$ 4	$ 23	$ 11	$ 26	$ 3
Net realized gain (loss) on investments	(31)	137	7	(42)	80	(35)	51	66
Unrealized appreciation (depreciation)	3,256	4,286	47	71	97	173	348	539
Net increase (decrease) in net assets from operations	3,412	4,604	55	33	200	149	425	608
Contract Transactions:
Payments received from contract owners	747	274	0	0	63	11	1	9
Transfers between sub-accounts and the fixed account, net	2,367	1,419	(137)	(204)	693	(366)	298	750
Contract benefits	(117)	(83)	(2)	(6)	0	0	(12)	(7)
Contract terminations	(1,040)	(1,463)	(21)	(32)	0	(10)	(37)	(144)
Contract maintenance charges	(1)	(1)	0	0	0	0	(4)	0
Other transfers (to) from EFILI, net	14	(77)	1	0	(1)	(1)	1	3
Net increase (decrease) in net assets from contract transactions	1,970	69	(159)	(242)	755	(366)	247	611
Total increase (decrease) in net assets	5,382	4,673	(104)	(209)	955	(217)	672	1,219
Net Assets:
Beginning of period	20,727	16,054	464	673	911	1,128	1,868	649
End of period	$ 26,109	$ 20,727	$ 360	$ 464	$ 1,866	$ 911	$ 2,540	$ 1,868

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	VIP - Materials Investor Class		VIP - Telecommunications		VIP - Telecommunications Investor Class		VIP - Emerging Markets
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 63	$ 17	$ 6	$ 2	$ 8	$ 1	$ (3)	$ (2)
Net realized gain (loss) on investments	277	36	25	31	30	50	338	83
Unrealized appreciation (depreciation)	357	826	55	46	50	26	(209)	263
Net increase (decrease) in net assets from operations	697	879	86	79	88	77	126	344
Contract Transactions:
Payments received from contract owners	127	2	0	1	25	5	25	25
Transfers between sub-accounts and the fixed account, net	908	1,581	259	107	336	39	(12)	1,241
Contract benefits	0	0	(1)	(1)	0	0	(30)	(8)
Contract terminations	(199)	(40)	(10)	(1)	(12)	0	(77)	(1)
Contract maintenance charges	0	0	0	0	(1)	0	(31)	(1)
Other transfers (to) from EFILI, net	(1)	0	(1)	1	2	0	12	1
Net increase (decrease) in net assets from contract transactions	835	1,543	247	107	350	44	(113)	1,257
Total increase (decrease) in net assets	1,532	2,422	333	186	438	121	13	1,601
Net Assets:
Beginning of period	3,156	734	286	100	189	68	1,678	77
End of period	$ 4,688	$ 3,156	$ 619	$ 286	$ 627	$ 189	$ 1,691	$ 1,678
(In thousands)	Subaccounts Investing In:
	VIP - Emerging Markets Investor Class		UIF - Emerging Markets Equity		UIF - Emerging Markets Debt
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 35	$ 7	$ 0	$ (84)	$ 289	$ 349
Net realized gain (loss) on investments	777	119	(1,607)	(1,294)	563	(52)
Unrealized appreciation (depreciation)	(149)	591	4,341	8,256	(15)	907
Net increase (decrease) in net assets from operations	663	717	2,734	6,878	837	1,204
Contract Transactions:
Payments received from contract owners	204	45	87	66	2,276	331
Transfers between sub-accounts and the fixed account, net	61	2,180	(188)	25	2,447	2,251
Contract benefits	0	0	(117)	(73)	(127)	(29)
Contract terminations	(74)	0	(678)	(569)	(261)	(281)
Contract maintenance charges	0	0	(2)	(3)	(1)	0
Other transfers (to) from EFILI, net	(8)	(4)	(13)	19	2	2
Net increase (decrease) in net assets from contract transactions	183	2,221	(911)	(535)	4,336	2,274
Total increase (decrease) in net assets	846	2,938	1,823	6,343	5,173	3,478
Net Assets:
Beginning of period	3,276	338	16,715	10,372	7,367	3,889
End of period	$ 4,122	$ 3,276	$ 18,538	$ 16,715	$ 12,540	$ 7,367

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	UIF - Global Tactical Asset Allocation (b)		Invesco - Van Kampen Global Value Equity (b)		WFAF - Advantage VT Discovery		WFAF - Advantage VT Opportunity
	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ 116	$ 110	$ 45	$ 176	$ (28)	$ (22)	$ (2)	$ (15)
Net realized gain (loss) on investments	(1,028)	(967)	(3,490)	(63)	(289)	(441)	(107)	(223)
Unrealized appreciation (depreciation)	1,122	2,050	3,771	269	1,337	1,368	545	968
Net increase (decrease) in net assets from operations	210	1,193	326	382	1,020	905	436	730
Contract Transactions:
Payments received from contract owners	37	34	29	5	0	0	0	0
Transfers between sub-accounts and the fixed account, net	(1,243)	(666)	121	288	(198)	(166)	(95)	(140)
Contract benefits	(25)	(37)	(28)	(37)	(43)	(35)	(44)	(77)
Contract terminations	(142)	(200)	(139)	(122)	(177)	(84)	(52)	(236)
Contract maintenance charges	0	0	0	(1)	(1)	(1)	(1)	(1)
Other transfers (to) from EFILI, net	2	2	2	4	1	2	5	3
Net increase (decrease) in net assets from contract transactions	(1,371)	(867)	(15)	137	(418)	(284)	(187)	(451)
Total increase (decrease) in net asset	(1,161)	326	311	519	602	621	249	279
Net Assets:
Beginning of period	4,990	4,664	3,398	2,879	3,164	2,543	2,009	1,730
End of period	$ 3,829	$ 4,990	$ 3,709	$ 3,398	$ 3,766	$ 3,164	$ 2,258	$ 2,009
(In thousands)	Subaccounts Investing In:
	CST - U.S. Equity Flex I (b)		CST - International Equity Flex I (b)	CST - International Equity Flex II (b)	CST - International Equity Flex III (a)
	12/31/10	12/31/09	12/31/09	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ (8)	$ 5	$ 73	$ 2	$ (11)	$ (1)
Net realized gain (loss) on investments	(643)	(451)	(894)	(733)	15	0
Unrealized appreciation (depreciation)	799	701	1,017	823	189	19
Net increase (decrease) in net assets from operations	148	255	196	92	193	18
Contract Transactions:
Payments received from contract owners	0	0	2	0	1	0
Transfers between sub-accounts and the fixed account, net	(333)	(141)	(1,572)	(477)	(82)	1,776
Contract benefits	(6)	(25)	(17)	(30)	(34)	(1)
Contract terminations	(62)	(32)	(66)	(1)	(67)	(1)
Contract maintenance charges	(1)	0	0	0	(1)	0
Other transfers (to) from EFILI, net	1	(2)	(1)	(2)	0	1
Net increase (decrease) in net assets from contract transactions	(401)	(200)	(1,654)	(510)	(183)	1,775
Total increase (decrease) in net assets	(253)	55	(1,458)	(418)	10	1,793
Net Assets:
Beginning of period	1,369	1,314	1,458	418	1,793	0
End of period	$ 1,116	$ 1,369	$ 0	$ 0	$ 1,803	$ 1,793

(a) New fund. See Note 1

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2010 and 2009

(In thousands)	Subaccounts Investing In:
	Lazard - Retirement Emerging Markets		SAI - Mid Cap Value	SAI - Mid Cap Value Investor Class	SAI - Small Cap Blend
	12/31/10	12/31/09	12/31/09	12/31/09	12/31/09
Operations:
Net investment income (loss)	$ 198	$ 480	$ (2)	$ 0	$ (2)
Net realized gain (loss) on investments	1,874	2,016	(71)	(27)	(78)
Unrealized appreciation (depreciation)	1,128	4,371	124	74	152
Net increase (decrease) in net assets from operations	3,200	6,867	51	47	72
Contract Transactions:
Payments received from contract owners	370	107	0	0	1
Transfers between sub-accounts and the fixed account, net	(1,495)	18,389	(389)	(252)	(349)
Contract benefits	(280)	(164)	(9)	0	(1)
Contract terminations	(1,147)	(10,483)	(2)	(5)	(10)
Contract maintenance charges	(1)	(1)	0	0	0
Other transfers (to) from EFILI, net	(14)	16	0	0	1
Net increase (decrease) in net assets from contract transactions	(2,567)	7,864	(400)	(257)	(358)
Total increase (decrease) in net assets	633	14,731	(349)	(210)	(286)
Net Assets:
Beginning of period	20,110	5,379	349	210	286
End of period	$ 20,743	$ 20,110	$ 0	$ 0	$ 0
(In thousands)	Subaccounts Investing In:
	SAI - Small Cap Blend Investor Class	PVIT - Low Duration (a)		PVIT - Real Return (a)		PVIT - Total Return (a)
	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09	12/31/10	12/31/09
Operations:
Net investment income (loss)	$ (1)	$ 488	$ 43	$ 239	$ 13	$ 722	$ 64
Net realized gain (loss) on investments	95	541	663	725	274	1,687	363
Unrealized appreciation (depreciation)	98	600	(626)	365	(282)	(405)	(425)
Net increase (decrease) in net assets from operations	192	1,629	80	1,329	5	2,004	2
Contract Transactions:
Payments received from contract owners	0	7,256	2,878	4,910	2,618	7,292	2,851
Transfers between sub-accounts and the fixed account, net	(510)	22,235	15,133	13,905	5,963	22,390	12,642
Contract benefits	0	(40)	(6)	(3)	0	(17)	(1)
Contract terminations	0	(3,296)	(107)	(461)	(4)	(708)	(33)
Contract maintenance charges	0	(1)	0	(1)	0	(1)	0
Other transfers (to) from EFILI, net	1	(1)	(3)	(40)	1	43	(1)
Net increase (decrease) in net assets from contract transactions	(509)	26,153	17,895	18,310	8,578	28,999	15,458
Total increase (decrease) in net assets	(317)	27,782	17,975	19,639	8,583	31,003	15,460
Net Assets:
Beginning of period	317	17,975	0	8,583	0	15,460	0
End of period	$ 0	$ 45,757	$ 17,975	$ 28,222	$ 8,583	$ 46,463	$ 15,460

(a) New fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

1. Organization

Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company ("EFILI"), a wholly-owned subsidiary of Fidelity Investments Life Insurance Company ("FILI") which is a wholly-owned subsidiary of FMR LLC, on July 15, 1991 and exists in accordance with the regulations of the State of New York Insurance Department. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Income Advantage, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income variable annuity contracts. Effective March 31, 2009, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, was closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups
Fidelity Variable Insurance Product Funds ("VIP")
Fidelity Variable Insurance Product Funds (Investor Class) ("VIP Investor Class")
The Universal Institutional Funds ("UIF")
Wells Fargo Advantage Variable Trust Funds ("WFAF")
Credit Suisse Trust ("CST")
Lazard Retirement Series, Inc. ("Lazard")
PIMCO Variable Insurance Trust Funds ("PVIT")
Invesco Advisers, Inc. (Invesco)

During 2010, Invesco was added as a fund group and the following underlying funds were renamed:

Old Name	New Name
UIF - Global Value Equity	Invesco - Van Kampen Global Value Equity
UIF - International Magnum	UIF - Global Tactical Asset Allocation

During 2009, the PIMCO Variable Insurance Trust Funds were added as a fund group. In addition, the following underlying funds were added:

PVIT - Low Duration
PVIT - Real Return
PVIT - Total Return
CST - International Equity Flex III

The PVIT funds were added and commenced operations effective September 30, 2009. The CST - International Equity III Fund was added and commenced operations effective December 11, 2007.

During 2009, the following underlying funds were renamed:

OLD NAME	NEW NAME
CST - International Focus	CST - International Equity Flex I
CST - Global Small Cap	CST - International Equity Flex II
CST - Small Cap Core I	CST - U.S. Equity Flex I
VIP - Aggressive Growth	VIP - Growth Strategies
VIP - Aggressive Growth Investor Class	VIP - Growth Strategies Investor Class

Effective December 11, 2009, the CST - International Equity Flex I and Flex II funds were liquidated and closed. Any policyholders with remaining shares in these funds were transferred to the CST - International Flex III fund.

Effective December 4, 2009, the SAI Small Cap and SAI Mid Cap Value funds were liquidated and closed. Any policyholders with remaining shares were transferred to the VIP - Money Market Fund.

One subaccount had no contract owner activity during the year and no balances as of December 31, 2010.

As of December 31, 2010, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $14,862,000 and 706,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies- continued

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Reserves

The reserve for variable annuity contracts in the accumulation period is the fund value. The reserve for variable payout annuity contracts is based on the 1983 Basic or 1983a Individual Annuitant Mortality Table and an assumed investment return. The assumed investment return is determined prior to the commencement of payments and may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by EFILI and may result in additional amounts being transferred into the Account by EFILI.

Receivable from/Payable to EFILI

Receivable from/payable to EFILI represents adjustments for contract guarantees which are the responsibility of EFILI. In addition, a payable to EFILI of $20,300 represents seed money held in the subaccounts as of December 31, 2010.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. EFILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Adoption of New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board ("FASB") issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward of Level 3 activity. The updated guidance also clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs. This new guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity, which are effective for interim and annual reporting periods beginning after December 15, 2010. The Account adopted the effective portions of this guidance on January 1, 2010. The required disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity is effective January 1, 2011.

In June 2009, the FASB established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority. The adoption of the Codification as the source of authoritative GAAP had no impact on the Company's financial statements.

In May 2009, the FASB codified the guidance regarding disclosure of events occurring subsequent to the balance sheet date. The guidance does not change the definition of a subsequent event (i.e. an event or transaction that occurs after the balance sheet date but before the financial statements are issued) but requires disclosure of the date through which subsequent events were evaluated when determining whether adjustment to or disclosure in the financial statements is required. Since this standard requires only additional disclosures concerning subsequent events, the adoption of it did not have an effect on the financial statements.

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies- continued

Adoption of New Accounting Pronouncements - continued

In September 2006, the Financial Accounting Standards Board issued guidance on fair value which establishes a framework for measuring fair value under U.S. GAAP and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3"). The Account adopted the guidance effective January 1, 2008. Adoption of the guidance had no impact on any financial assets and financial liabilities that are required to be measured at fair value.

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

  Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).
  Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
  Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

3. Expenses and Related Party Transactions

EFILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. EFILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

EFILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, EFILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Effective September 7, 2010, the annual mortality and expense and administrative charge for certain contract holders in Personal Retirement is .20% and .05%, respectively. In addition, certain Personal Retirement contract holders are eligible for a lower annual mortality and expense and administration charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater. The total return shown for this product in Footnote 6 is for the period from September 7, 2010 to December 31, 2010.

Effective January 1, 2009 through September 6, 2010, the annual mortality and expense and administrative charges for new contract holders in Fidelity Personal Retirement was .25% and .10%, respectively. The annual mortality and expense and administrative charge for contract holders in Fidelity Personal Retirement prior to January 1, 2009 was .20% and .05%, respectively.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

3. Expenses and Related Party Transactions - continued

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05% - 0.20%	0.50%	0.85% - 1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%	0.25%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	-	-	-	-
Annual Maintenance Charge (Maximum)	$30	-	-	-	-

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Overseas, Class R	VIP - Industrials
VIP - Overseas, Class R Investor Class	VIP - Industrials Investor Class
VIP - Utilities	VIP - Consumer Discretionary
VIP - Utilities Investor Class	VIP - Consumer Discretionary Investor Class
VIP - Technology	VIP - International Capital Appreciation, Class R
VIP - Technology Investor Class	VIP - International Capital Appreciation, Class R Investor Class
VIP - Energy	VIP - Consumer Staples
VIP - Energy Investor Class	VIP - Consumer Staples Investor Class
VIP - Health Care	VIP - Materials
VIP - Health Care Investor Class	VIP - Materials Investor Class
VIP - Financial Services	VIP - Telecommunications
VIP - Financial Services Investor Class	VIP - Telecommunications Investor Class
VIP - Emerging Markets
VIP - Emerging Markets Investor Class

EFILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by EFILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The disclosures above include charges currently assessed to the contractholder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR LLC. FBS, FIA and FIIS are the distributors, FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2010 were 0.10% to 0.81% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2010:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$ 27,254	$ 46,690
VIP - Money Market Investor Class	44,256	78,873
VIP - High Income	5,217	5,822
VIP - High Income Investor Class	15,398	10,927

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

VIP - Equity-Income	$ 1,341	$ 8,179
VIP - Equity-Income Investor Class	3,467	3,072
VIP - Growth	1,224	5,191
VIP - Growth Investor Class	2,113	1,832
VIP - Overseas	143	1,369
VIP - Overseas, Class R	318	869
VIP - Overseas, Class R Investor Class	3,393	2,825
VIP - Investment Grade Bond	3,876	10,337
VIP - Investment Grade Bond Investor Class	18,364	25,184
VIP - Asset Manager	1,665	4,439
VIP - Asset Manager Investor Class	6,089	1,453
VIP - Index 500	11,158	13,499
VIP - Asset Manager: Growth	196	1,574
VIP - Asset Manager: Growth Investor Class	1,777	1,238
VIP - Contrafund	3,556	15,641
VIP - Contrafund Investor Class	15,209	9,792
VIP - Balanced	1,553	2,344
VIP - Balanced Investor Class	9,569	10,458
VIP - Dynamic Capital Appreciation	344	557
VIP - Dynamic Capital Appreciation Investor Class	871	582
VIP - Growth & Income	470	2,012
VIP - Growth & Income Investor Class	1,443	885
VIP - Growth Opportunities	525	1,095
VIP - Growth Opportunities Investor Class	947	786
VIP - Mid Cap	4,915	6,813
VIP - Mid Cap Investor Class	11,324	4,336
VIP - Value Strategies	1,109	1,613
VIP - Value Strategies Investor Class	3,226	2,215
VIP - Utilities	432	715
VIP - Utilities Investor Class	1,007	849
VIP - Technology	3,049	2,721
VIP - Technology Investor Class	4,572	3,144
VIP - Energy	1,306	3,297
VIP - Energy Investor Class	4,409	3,659
VIP - Health Care	1,088	1,840
VIP - Health Care Investor Class	1,858	1,262
VIP - Financial Services	642	1,602
VIP - Financial Services Investor Class	2,043	1,157
VIP - Industrials	1,264	797
VIP - Industrials Investor Class	2,696	1,444
VIP - Consumer Discretionary	4,123	633
VIP - Consumer Discretionary Investor Class	2,019	766
VIP - Real Estate	4,095	3,565
VIP - Real Estate Investor Class	3,955	1,769
VIP - Strategic Income	2,905	4,615
VIP - Strategic Income Investor Class	29,769	18,595
VIP - Growth Strategies	383	160
VIP - Growth Strategies Investor Class	585	358
VIP - International Capital Appreciation, Class R	369	1,076
VIP - International Capital Appreciation Investor Class	2,221	2,011

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Value Leaders	$ 58	$ 331
VIP - Value Leaders Investor Class	369	941
VIP - Value	478	668
VIP - Value Investor Class	1,902	1,737
VIP - Growth Stock	175	197
VIP - Growth Stock Investor Class	832	600
VIP - Freedom Income	390	179
VIP - Freedom Income Investor Class	787	544
VIP - Freedom 2005	112	203
VIP - Freedom 2005 Investor Class	1,798	1,599
VIP - Freedom 2010	110	744
VIP - Freedom 2010 Investor Class	957	231
VIP - Freedom 2015	661	1,156
VIP - Freedom 2015 Investor Class	3,561	2,320
VIP - Freedom 2020	365	300
VIP - Freedom 2020 Investor Class	3,884	3,076
VIP - Freedom 2025	41	17
VIP - Freedom 2025 Investor Class	625	201
VIP - Freedom 2030	219	204
VIP - Freedom 2030 Investor Class	709	335
VIP - Freedom Lifetime Income I	82	197
VIP - Freedom Lifetime Income II	17	43
VIP - Disciplined Small Cap	1,137	1,035
VIP - Disciplined Small Cap Investor Class	1,964	780
VIP - FundsManager 20%	30,769	16,914
VIP - FundsManager 50%	25,447	22,416
VIP - FundsManager 60%	11,266	9,808
VIP - FundsManager 70%	15,904	15,998
VIP - FundsManager 85%	8,983	6,764
VIP - Consumer Staples	140	300
VIP - Consumer Staples Investor Class	1,829	1,051
VIP - Materials	1,541	1,268
VIP - Materials Investor Class	3,126	2,226
VIP - Telecommunications	375	121
VIP - Telecommunications Investor Class	620	263
VIP - Emerging Markets	3,888	3,997
VIP - Emerging Markets Investor Class	4,146	3,910
UIF - Emerging Markets Equity	5,033	5,943
UIF - Emerging Markets Debt	13,902	9,276
UIF - Global Tactical Asset Allocation (b)	957	2,213
Invesco - Van Kampen Global Value Equity (b)	4,190	4,160
WFAF - Advantage VT Discovery	3	450
WFAF - Advantage VT Opportunity	21	209
CST - U.S. Equity Flex I	2	412
CST - International Equity Flex III	280	473
Lazard - Retirement Emerging Markets	12,961	15,331
PVIT - Low Duration	47,016	20,224
PVIT - Real Return	31,557	12,751
PVIT - Total Return	45,074	13,904

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2010:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	47,715	$ 47,715	$ 1.00
VIP - Money Market Investor Class	61,047	61,047	1.00
VIP - High Income	2,738	27,335	5.57
VIP - High Income Investor Class	3,155	19,174	5.56
VIP - Equity-Income	2,684	67,276	19.02
VIP - Equity-Income Investor Class	578	14,732	18.97
VIP - Growth	1,094	55,587	37.09
VIP - Growth Investor Class	186	7,532	37.00
VIP - Overseas	561	13,853	16.77
VIP - Overseas, Class R	279	6,520	16.73
VIP - Overseas, Class R Investor Class	579	12,798	16.73
VIP - Investment Grade Bond	2,958	39,710	12.83
VIP - Investment Grade Bond Investor Class	3,121	40,290	12.80
VIP - Asset Manager	2,649	44,218	14.54
VIP - Asset Manager Investor Class	796	11,696	14.49
VIP - Index 500	472	73,243	132.39
VIP - Asset Manager: Growth	606	10,050	14.52
VIP - Asset Manager: Growth Investor Class	269	3,970	14.46
VIP - Contrafund	4,402	122,569	23.88
VIP - Contrafund Investor Class	2,077	60,295	23.80
VIP - Balanced	871	13,700	15.50
VIP - Balanced Investor Class	5,761	81,451	15.43
VIP - Dynamic Capital Appreciation	112	1,114	8.47
VIP - Dynamic Capital Appreciation Investor Class	195	1,867	8.46
VIP - Growth & Income	1,089	17,813	12.63
VIP - Growth & Income Investor Class	251	3,649	12.60
VIP - Growth Opportunities	343	7,556	17.92
VIP - Growth Opportunities Investor Class	138	2,473	17.86
VIP - Mid Cap	1,308	42,730	32.69
VIP - Mid Cap Investor Class	844	27,406	32.60
VIP - Value Strategies	524	7,252	9.74
VIP - Value Strategies Investor Class	477	6,013	9.70
VIP - Utilities	200	2,713	9.84
VIP - Utilities Investor Class	195	2,475	9.80
VIP - Technology	767	8,164	11.28
VIP - Technology Investor Class	642	6,798	11.22
VIP - Energy	574	14,552	20.05
VIP - Energy Investor Class	421	10,150	20.01
VIP - Health Care	293	3,892	12.64
VIP - Health Care Investor Class	248	3,229	12.59
VIP - Financial Services	179	2,428	7.01
VIP - Financial Services Investor Class	325	2,952	6.99

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Industrials	220	$ 3,337	$ 15.16
VIP - Industrials Investor Class	299	4,554	15.10
VIP - Consumer Discretionary	331	4,117	12.56
VIP - Consumer Discretionary Investor Class	143	1,759	12.54
VIP - Real Estate	277	6,247	14.06
VIP - Real Estate Investor Class	385	6,661	14.01
VIP - Strategic Income	1,045	11,624	11.36
VIP - Strategic Income Investor Class	4,300	49,201	11.34
VIP - Growth Strategies	74	756	9.01
VIP - Growth Strategies Investor Class	107	1,071	8.95
VIP - International Capital Appreciation, Class R	116	1,577	9.74
VIP - International Capital Appreciation Investor Class	320	3,932	9.69
VIP - Value Leaders	53	821	10.23
VIP - Value Leaders Investor Class	125	1,873	10.22
VIP - Value	161	2,263	11.00
VIP - Value Investor Class	327	4,203	10.99
VIP - Growth Stock	22	311	13.53
VIP - Growth Stock Investor Class	70	949	13.45
VIP - Freedom Income	99	1,051	10.27
VIP - Freedom Income Investor Class	212	2,228	10.40
VIP - Freedom 2005	33	367	10.07
VIP - Freedom 2005 Investor Class	147	1,590	9.85
VIP - Freedom 2010	127	1,524	10.61
VIP - Freedom 2010 Investor Class	530	5,751	10.06
VIP - Freedom 2015	326	3,814	10.70
VIP - Freedom 2015 Investor Class	708	7,548	9.87
VIP - Freedom 2020	220	2,552	10.59
VIP - Freedom 2020 Investor Class	1,078	11,591	9.68
VIP - Freedom 2025	50	590	10.49
VIP - Freedom 2025 Investor Class	286	3,009	9.83
VIP - Freedom 2030	152	1,737	10.21
VIP - Freedom 2030 Investor Class	366	3,895	9.41
VIP - Freedom Lifetime Income I	233	2,571	9.88
VIP - Freedom Lifetime Income II	60	694	9.79

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Disciplined Small Cap	103	$ 1,181	$ 11.15
VIP - Disciplined Small Cap Investor Class	368	4,011	11.12
VIP - FundsManager 20%	4,629	48,711	10.63
VIP - FundsManager 50%	6,879	70,847	10.02
VIP - FundsManager 60%	12,233	106,889	9.88
VIP - FundsManager 70%	5,899	61,279	9.48
VIP - FundsManager 85%	2,838	29,230	9.20
VIP - Consumer Staples	31	341	11.61
VIP - Consumer Staples Investor Class	161	1,821	11.59
VIP - Materials	196	2,322	12.94
VIP - Materials Investor Class	362	4,281	12.94
VIP - Telecommunications	76	545	8.10
VIP - Telecommunications Investor Class	78	603	8.07
VIP - Emerging Markets	170	1,695	9.92
VIP - Emerging Markets Investor Class	417	3,821	9.89
UIF - Emerging Markets Equity	1,205	26,316	15.38
UIF - Emerging Markets Debt	1,541	13,176	8.14
UIF - Global Tactical Asset Allocation (b)	425	5,931	9.01
Invesco - Van Kampen Global Value Equity (b)	471	3,240	7.87
WFAF - Advantage VT Discovery	177	5,580	21.28
WFAF - Advantage VT Opportunity	123	3,394	18.42
CST - U.S. Equity Flex I	78	2,824	14.25
CST - International Equity Flex III	274	1,595	6.57
Lazard - Retirement Emerging Markets	895	21,703	23.17
PVIT - Low Duration	4,383	45,784	10.44
PVIT - Real Return	2,148	28,139	13.14
PVIT - Total Return	4,193	47,293	11.08

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2010 and 2009 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2010	2009	2010	2009
VIP - Money Market
Units Issued	1,826	1,275	2	83
Units Redeemed	(2,680)	(3,829)	(24)	(208)
Net Increase (Decrease)	(854)	(2,554)	(22)	(125)
VIP - High Income
Units Issued	126	226	8	20
Units Redeemed	(167)	(204)	(12)	(21)
Net Increase (Decrease)	(41)	22	(4)	(1)
VIP - Equity-Income
Units Issued	20	72	1	3
Units Redeemed	(150)	(214)	(10)	(21)
Net Increase (Decrease)	(130)	(142)	(9)	(18)
VIP - Growth
Units Issued	26	23	1	1
Units Redeemed	(94)	(101)	(6)	(13)
Net Increase (Decrease)	(68)	(78)	(5)	(12)
VIP - Overseas
Units Issued	0	0	0	0
Units Redeemed	(37)	(32)	(2)	(1)
Net Increase (Decrease)	(37)	(32)	(2)	(1)
VIP - Overseas, Class R
Units Issued	27	31	0	5
Units Redeemed	(69)	(101)	(5)	(22)
Net Increase (Decrease)	(42)	(70)	(5)	(17)
VIP - Investment Grade Bond
Units Issued	88	389	2	25
Units Redeemed	(288)	(324)	(27)	(49)
Net Increase (Decrease)	(200)	65	(25)	(24)
VIP - Asset Manager
Units Issued	29	30	1	3
Units Redeemed	(105)	(137)	(13)	(16)
Net Increase (Decrease)	(76)	(107)	(12)	(13)
VIP - Index 500
Units Issued	64	129	1	6
Units Redeemed	(233)	(257)	(16)	(31)
Net Increase (Decrease)	(169)	(128)	(15)	(25)
VIP - Asset Manager: Growth
Units Issued	3	6	0	1
Units Redeemed	(60)	(39)	(5)	(18)
Net Increase (Decrease)	(57)	(33)	(5)	(17)

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2010	2009	2010	2009
VIP - Contrafund
Units Issued	118	159	6	31
Units Redeemed	(408)	(426)	(25)	(31)
Net Increase (Decrease)	(290)	(267)	(19)	0
VIP - Balanced
Units Issued	72	119	9	4
Units Redeemed	(110)	(192)	(26)	(30)
Net Increase (Decrease)	(38)	(73)	(17)	(26)
VIP - Dynamic Capital Appreciation
Units Issued	24	16	5	3
Units Redeemed	(35)	(26)	(8)	(3)
Net Increase (Decrease)	(11)	(10)	(3)	0
VIP - Growth & Income
Units Issued	25	23	1	4
Units Redeemed	(103)	(142)	(18)	(39)
Net Increase (Decrease)	(78)	(119)	(17)	(35)
VIP - Growth Opportunities
Units Issued	46	78	3	12
Units Redeemed	(89)	(81)	(10)	(20)
Net Increase (Decrease)	(43)	(3)	(7)	(8)
VIP - Mid Cap
Units Issued	254	226	5	14
Units Redeemed	(321)	(309)	(19)	(30)
Net Increase (Decrease)	(67)	(83)	(14)	(16)
VIP - Value Strategies
Units Issued	83	262	3	7
Units Redeemed	(123)	(317)	(5)	(6)
Net Increase (Decrease)	(40)	(55)	(2)	1
VIP - Utilities
Units Issued	39	10	0	0
Units Redeemed	(61)	(120)	(5)	(18)
Net Increase (Decrease)	(22)	(110)	(5)	(18)
VIP - Technology
Units Issued	243	328	14	19
Units Redeemed	(239)	(117)	(19)	(10)
Net Increase (Decrease)	4	211	(5)	9
VIP - Energy
Units Issued	64	140	6	38
Units Redeemed	(157)	(161)	(13)	(9)
Net Increase (Decrease)	(93)	(21)	(7)	29

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2010	2009	2010	2009
VIP - Health Care
Units Issued	84	94	6	8
Units Redeemed	(145)	(110)	(6)	(12)
Net Increase (Decrease)	(61)	(16)	0	(4)
VIP - Financial Services
Units Issued	87	459	3	6
Units Redeemed	(203)	(400)	(9)	(1)
Net Increase (Decrease)	(116)	59	(6)	5
VIP - Industrials
Units Issued	63	33	2	7
Units Redeemed	(42)	(47)	(3)	(1)
Net Increase (Decrease)	21	(14)	(1)	6
VIP - Consumer Discretionary
Units Issued	311	43	9	0
Units Redeemed	(54)	(16)	(2)	0
Net Increase (Decrease)	257	27	7	0
VIP - Real Estate
Units Issued	242	35	3	2
Units Redeemed	(223)	(47)	(2)	(7)
Net Increase (Decrease)	19	(12)	1	(5)
VIP - Strategic Income
Units Issued	176	463	9	38
Units Redeemed	(321)	(296)	(25)	(58)
Net Increase (Decrease)	(145)	167	(16)	(20)
VIP - Growth Strategies
Units Issued	27	3	7	0
Units Redeemed	(13)	(28)	(2)	0
Net Increase (Decrease)	14	(25)	5	0
VIP - International Capital Appreciation, Class R
Units Issued	31	66	3	1
Units Redeemed	(97)	(23)	(6)	(3)
Net Increase (Decrease)	(66)	43	(3)	(2)
VIP - Value Leaders
Units Issued	6	26	0	4
Units Redeemed	(34)	(54)	(2)	(22)
Net Increase (Decrease)	(28)	(28)	(2)	(18)

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2010	2009	2010	2009
VIP - Value
Units Issued	44	51	3	2
Units Redeemed	(65)	(42)	(2)	0
Net Increase (Decrease)	(21)	9	1	2
VIP - Growth Stock
Units Issued	17	30	0	2
Units Redeemed	(17)	(32)	(1)	0
Net Increase (Decrease)	(0)	(2)	(1)	2
VIP - Freedom Income
Units Issued	29	30	0	0
Units Redeemed	(15)	(10)	0	0
Net Increase (Decrease)	14	20	0	0
VIP - Freedom 2005
Units Issued	8	6	0	0
Units Redeemed	(17)	(21)	0	0
Net Increase (Decrease)	(9)	(15)	0	0
VIP - Freedom 2010
Units Issued	5	26	0	0
Units Redeemed	(61)	(61)	0	0
Net Increase (Decrease)	(56)	(35)	0	0
VIP - Freedom 2015
Units Issued	48	95	0	0
Units Redeemed	(98)	(57)	0	0
Net Increase (Decrease)	(50)	38	0	0
VIP - Freedom 2020
Units Issued	27	46	0	0
Units Redeemed	(26)	(73)	0	0
Net Increase (Decrease)	1	(27)	0	0
VIP - Freedom 2025
Units Issued	3	9	0	0
Units Redeemed	(1)	(54)	0	0
Net Increase (Decrease)	2	(45)	0	0
VIP - Freedom 2030
Units Issued	16	35	0	0
Units Redeemed	(18)	(5)	0	0
Net Increase (Decrease)	(2)	30	0	0
VIP - Disciplined Small Cap
Units Issued	123	60	5	15
Units Redeemed	(118)	(24)	(6)	(7)
Net Increase (Decrease)	5	36	(1)	8

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2010	2009	2010	2009
VIP - FundsManager 20%
Units Issued	160	423	20	54
Units Redeemed	(126)	(183)	(21)	(86)
Net Increase (Decrease)	34	240	(1)	(32)
VIP - FundsManager 50%
Units Issued	203	587	18	87
Units Redeemed	(235)	(261)	(89)	(95)
Net Increase (Decrease)	(32)	326	(71)	(8)
VIP - FundsManager 60%
Units Issued	158	354	2	68
Units Redeemed	(118)	(119)	(9)	(7)
Net Increase (Decrease)	40	235	(7)	61
VIP - FundsManager 70%
Units Issued	103	248	14	111
Units Redeemed	(165)	(163)	(83)	(161)
Net Increase (Decrease)	(62)	85	(69)	(50)
VIP - FundsManager 85%
Units Issued	117	80	10	79
Units Redeemed	(106)	(71)	(19)	(44)
Net Increase (Decrease)	11	9	(9)	35
VIP - Consumer Staples
Units Issued	11	34	2	0
Units Redeemed	(27)	(57)	0	(10)
Net Increase (Decrease)	(16)	(23)	2	(10)
VIP - Materials
Units Issued	125	152	13	8
Units Redeemed	(121)	(83)	(5)	(10)
Net Increase (Decrease)	4	69	8	(2)
VIP - Telecommunications
Units Issued	51	40	0	1
Units Redeemed	(18)	(22)	0	(1)
Net Increase (Decrease)	33	18	0	0
VIP - Emerging Markets
Units Issued	431	214	13	31
Units Redeemed	(466)	(33)	(9)	(12)
Net Increase (Decrease)	(35)	181	4	19

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2010	2009	2010	2009
UIF - Emerging Markets Equity
Units Issued	45	73	3	3
Units Redeemed	(112)	(135)	(7)	(7)
Net Increase (Decrease)	(67)	(62)	(4)	(4)
UIF - Emerging Markets Debt
Units Issued	192	56	6	5
Units Redeemed	(204)	(42)	(2)	(3)
Net Increase (Decrease)	(12)	14	4	2
UIF - Global Tactical Asset Allocation (b)
Units Issued	9	14	0	1
Units Redeemed	(68)	(65)	(4)	(17)
Net Increase (Decrease)	(59)	(51)	(4)	(16)
Invesco - Van Kampen Global Value Equity (b)
Units Issued	122	25	17	3
Units Redeemed	(129)	(40)	(19)	(8)
Net Increase (Decrease)	(7)	(15)	(2)	(5)
WFAF - Advantage VT Discovery
Units Issued	0	0	0	0
Units Redeemed	(22)	(21)	(2)	(2)
Net Increase (Decrease)	(22)	(21)	(2)	(2)
WFAF - Advantage VT Opportunity
Units Issued	0	0	0	0
Units Redeemed	(8)	(24)	(1)	(2)
Net Increase (Decrease)	(8)	(24)	(1)	(2)
CST - U.S. Equity Flex I (b)
Units Issued	0	0	0	0
Units Redeemed	(40)	(26)	0	(2)
Net Increase (Decrease)	(40)	(26)	0	(2)
CST - International Flex I (b)
Units Issued	0	43	0	1
Units Redeemed	0	(143)	0	(27)
Net Increase (Decrease)	0	(100)	0	(26)
CST - International Flex II (b)
Units Issued	0	0	0	0
Units Redeemed	0	(46)	0	(11)
Net Increase (Decrease)	0	(46)	0	(11)
CST - International Flex III (a)
Units Issued	7	134	0	27
Units Redeemed	(30)	(2)	(3)	(1)
Net Increase (Decrease)	(23)	132	(3)	26

(a) New fund. See Note 1

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2010	2009	2010	2009
Lazard - Retirement Emerging Markets
Units Issued	331	803	19	40
Units Redeemed	(836)	(233)	(16)	(9)
Net Increase (Decrease)	(505)	570	3	31
SAI - Mid Cap Value
Units Issued	0	9	0	7
Units Redeemed	0	(46)	0	(28)
Net Increase (Decrease)	0	(37)	0	(21)
SAI - Small Cap Blend
Units Issued	0	9	0	0
Units Redeemed	0	(56)	0	(4)
Net Increase (Decrease)	0	(47)	0	(4)
PVIT - Low Duration
Units Issued	478	369	4	43
Units Redeemed	(334)	(14)	(6)	0
Net Increase (Decrease)	144	355	(2)	43
PVIT - Real Return
Units Issued	217	144	1	3
Units Redeemed	(126)	(8)	(2)	0
Net Increase (Decrease)	91	136	(1)	3
PVIT - Total Return
Units Issued	306	170	16	7
Units Redeemed	(119)	(12)	(10)	0
Net Increase (Decrease)	187	158	6	7

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2010	2009	2010	2009
VIP - Money Market Investor Class
Units Issued	16,947	10,982	6	35
Units Redeemed	(19,890)	(17,488)	(6)	(35)
Net Increase (Decrease)	(2,943)	(6,506)	0	0
VIP - High Income Investor Class
Units Issued	1,176	1,299	0	0
Units Redeemed	(854)	(1,037)	0	0
Net Increase (Decrease)	322	262	0	0
VIP - Equity-Income Investor Class
Units Issued	308	543	0	0
Units Redeemed	(310)	(712)	0	0
Net Increase (Decrease)	(2)	(169)	0	0
VIP - Growth Investor Class
Units Issued	188	81	0	0
Units Redeemed	(182)	(217)	0	0
Net Increase (Decrease)	6	(136)	0	0
VIP - Overseas, Class R Investor Class
Units Issued	289	111	0	0
Units Redeemed	(268)	(184)	0	0
Net Increase (Decrease)	21	(73)	0	0
VIP - Investment Grade Bond Investor Class
Units Issued	1,634	2,710	0	0
Units Redeemed	(2,137)	(877)	0	0
Net Increase (Decrease)	(503)	1,833	0	0
VIP - Asset Manager Investor Class
Units Issued	456	173	0	0
Units Redeemed	(119)	(151)	0	0
Net Increase (Decrease)	337	22	0	0
VIP - Index 500
Units Issued	741	588	0	0
Units Redeemed	(616)	(634)	0	0
Net Increase (Decrease)	125	(46)	0	0
VIP - Asset Manager: Growth Investor Class
Units Issued	142	34	0	0
Units Redeemed	(99)	(39)	0	0
Net Increase (Decrease)	43	(5)	0	0
VIP - Contrafund Investor Class
Units Issued	1,333	780	0	0
Units Redeemed	(948)	(615)	0	0
Net Increase (Decrease)	385	165	0	0

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2010	2009	2010	2009
VIP - Balanced Investor Class
Units Issued	576	312	0	0
Units Redeemed	(595)	(348)	0	0
Net Increase (Decrease)	(19)	(36)	0	0
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	72	27	0	0
Units Redeemed	(53)	(15)	0	0
Net Increase (Decrease)	19	12	0	0
VIP - Growth & Income Investor Class
Units Issued	126	64	0	0
Units Redeemed	(81)	(110)	0	0
Net Increase (Decrease)	45	(46)	0	0
VIP - Growth Opportunities Investor Class
Units Issued	92	164	0	0
Units Redeemed	(89)	(48)	0	0
Net Increase (Decrease)	3	116	0	0
VIP - Mid Cap Investor Class
Units Issued	874	301	0	0
Units Redeemed	(360)	(261)	0	0
Net Increase (Decrease)	514	40	0	0
VIP - Value Strategies Investor Class
Units Issued	276	526	0	0
Units Redeemed	(207)	(506)	0	0
Net Increase (Decrease)	69	20	0	0
VIP - Utilities Investor Class
Units Issued	96	56	0	0
Units Redeemed	(82)	(67)	0	0
Net Increase (Decrease)	14	(11)	0	0
VIP - Technology Investor Class
Units Issued	356	317	0	0
Units Redeemed	(267)	(153)	0	0
Net Increase (Decrease)	89	164	0	0
VIP - Energy Investor Class
Units Issued	340	201	0	0
Units Redeemed	(283)	(231)	0	0
Net Increase (Decrease)	57	(30)	0	0
VIP - Health Care Investor Class
Units Issued	155	103	0	0
Units Redeemed	(108)	(107)	0	0
Net Increase (Decrease)	47	(4)	0	0

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2010	2009	2010	2009
VIP - Financial Services Investor Class
Units Issued	231	721	0	0
Units Redeemed	(164)	(722)	0	0
Net Increase (Decrease)	67	(1)	0	0
VIP - Industrials Investor Class
Units Issued	202	78	0	0
Units Redeemed	(108)	(91)	0	0
Net Increase (Decrease)	94	(13)	0	0
VIP - Consumer Discretionary Investor Class
Units Issued	163	39	0	0
Units Redeemed	(66)	(19)	0	0
Net Increase (Decrease)	97	20	0	0
VIP - Real Estate Investor Class
Units Issued	332	93	0	0
Units Redeemed	(164)	(85)	0	0
Net Increase (Decrease)	168	8	0	0
VIP - Strategic Income Investor Class
Units Issued	2,279	1,288	0	0
Units Redeemed	(1,430)	(435)	0	0
Net Increase (Decrease)	849	853	0	0
VIP - Growth Strategies Investor Class
Units Issued	51	19	0	0
Units Redeemed	(33)	(12)	0	0
Net Increase (Decrease)	18	7	0	0
VIP - International Capital Appreciation, Class R Investor Class
Units Issued	170	114	0	0
Units Redeemed	(165)	(74)	0	0
Net Increase (Decrease)	5	40	0	0
VIP - Value Leaders Investor Class
Units Issued	37	85	0	0
Units Redeemed	(101)	(182)	0	0
Net Increase (Decrease)	(64)	(97)	0	0
VIP - Value Investor Class
Units Issued	166	137	0	0
Units Redeemed	(166)	(114)	0	0
Net Increase (Decrease)	0	23	0	0

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2010	2009	2010	2009
VIP - Growth Stock Investor Class
Units Issued	70	42	0	0
Units Redeemed	(51)	(35)	0	0
Net Increase (Decrease)	19	7	0	0
VIP - Freedom Income Investor Class
Units Issued	64	73	0	0
Units Redeemed	(48)	(92)	0	0
Net Increase (Decrease)	16	(19)	0	0
VIP - Freedom 2005 Investor Class
Units Issued	149	23	0	0
Units Redeemed	(138)	(61)	0	0
Net Increase (Decrease)	11	(38)	0	0
VIP - Freedom 2010 Investor Class
Units Issued	68	44	0	0
Units Redeemed	(20)	(97)	0	0
Net Increase (Decrease)	48	(53)	0	0
VIP - Freedom 2015 Investor Class
Units Issued	274	63	0	0
Units Redeemed	(192)	(43)	0	0
Net Increase (Decrease)	82	20	0	0
VIP - Freedom 2020 Investor Class
Units Issued	298	248	0	0
Units Redeemed	(236)	(168)	0	0
Net Increase (Decrease)	62	80	0	0
VIP - Freedom 2025 Investor Class
Units Issued	39	50	0	0
Units Redeemed	(18)	(16)	0	0
Net Increase (Decrease)	21	34	0	0
VIP - Freedom 2030 Investor Class
Units Issued	45	49	0	0
Units Redeemed	(31)	(19)	0	0
Net Increase (Decrease)	14	30	0	0
VIP - Freedom Lifetime Income I
Units Issued	0	0	1	13
Units Redeemed	0	0	(16)	(12)
Net Increase (Decrease)	0	0	(15)	1

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2010	2009	2010	2009
VIP - Freedom Lifetime Income II
Units Issued	0	0	0	0
Units Redeemed	0	0	(3)	(3)
Net Increase (Decrease)	0	0	(3)	(3)
VIP - Disciplined Small Cap Investor Class
Units Issued	182	127	0	0
Units Redeemed	(89)	(90)	0	0
Net Increase (Decrease)	93	37	0	0
VIP - FundsManager 20%
Units Issued	2,601	1,603	7	9
Units Redeemed	(1,337)	(508)	(1)	0
Net Increase (Decrease)	1,264	1,095	6	9
VIP - FundsManager 50%
Units Issued	2,184	1,439	0	6
Units Redeemed	(1,927)	(790)	(2)	(1)
Net Increase (Decrease)	257	649	(2)	5
VIP - FundsManager 60%
Units Issued	733	937	0	14
Units Redeemed	(297)	(76)	(1)	0
Net Increase (Decrease)	436	861	(1)	14
VIP - FundsManager 70%
Units Issued	1,271	714	0	0
Units Redeemed	(1,299)	(554)	0	0
Net Increase (Decrease)	(28)	160	0	0
VIP - FundsManager 85%
Units Issued	672	263	0	0
Units Redeemed	(557)	(337)	0	0
Net Increase (Decrease)	115	(74)	0	0
VIP - Consumer Staples Investor Class
Units Issued	163	105	0	0
Units Redeemed	(91)	(147)	0	0
Net Increase (Decrease)	72	(42)	0	0
VIP - Materials Investor Class
Units Issued	250	263	0	0
Units Redeemed	(214)	(102)	0	0
Net Increase (Decrease)	36	161	0	0

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2010	2009	2010	2009
VIP - Telecommunications Investor Class
Units Issued	69	66	0	0
Units Redeemed	(34)	(55)	0	0
Net Increase (Decrease)	35	11	0	0
VIP - Emerging Markets Investor Class
Units Issued	405	363	0	0
Units Redeemed	(433)	(51)	0	0
Net Increase (Decrease)	(28)	312	0	0
UIF - Emerging Markets Equity
Units Issued	319	196	0	0
Units Redeemed	(241)	(147)	0	0
Net Increase (Decrease)	78	49	0	0
UIF - Emerging Market Debt
Units Issued	695	227	0	0
Units Redeemed	(300)	(85)	0	0
Net Increase (Decrease)	395	142	0	0
UIF - Global Tactical Asset Allocation (b)
Units Issued	68	47	0	0
Units Redeemed	(139)	(92)	0	0
Net Increase (Decrease)	(71)	(45)	0	0
Invesco - Van Kampen Global Value Equity (b)
Units Issued	280	71	0	0
Units Redeemed	(288)	(32)	0	0
Net Increase (Decrease)	(8)	39	0	0
CST - International Equity Flex I
Units Issued	0	14	0	0
Units Redeemed	0	(50)	0	0
Net Increase (Decrease)	0	(36)	0	0
CST - International Equity Flex III (a)
Units Issued	21	19	0	0
Units Redeemed	(12)	0	0	0
Net Increase (Decrease)	9	19	0	0
Lazard - Retirement Emerging Markets
Units Issued	611	1,162	0	0
Units Redeemed	(313)	(927)	0	0
Net Increase (Decrease)	298	235	0	0

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2010	2009	2010	2009
SAI - Mid Cap Value Investor Class
Units Issued	0	26	0	0
Units Redeemed	0	(61)	0	0
Net Increase (Decrease)	0	(35)	0	0
SAI - Small Cap Blend Investor Class
Units Issued	0	50	0	0
Units Redeemed	0	(106)	0	0
Net Increase (Decrease)	0	(56)	0	0
PVIT - Low Duration (a)
Units Issued	4,344	1,446	0	0
Units Redeemed	(1,913)	(73)	0	0
Net Increase (Decrease)	2,431	1,373	0	0
PVIT - Real Return (a)
Units Issued	2,835	737	0	0
Units Redeemed	(1,136)	(42)	0	0
Net Increase (Decrease)	1,699	695	0	0
PVIT - Total Return (a)
Units Issued	3,978	1,379	0	0
Units Redeemed	(1,372)	(18)	0	0
Net Increase (Decrease)	2,606	1,361	0	0
	Fidelity Growth and Guaranteed Income
(in thousands)	2010	2009
VIP - Money Market Investor Class
Units Issued	38	3,697
Units Redeemed	(36)	(4,051)
Net Increase (Decrease)	2	(354)
VIP - Balanced Investor Class
Units Issued	100	1,159
Units Redeemed	(305)	(535)
Net Increase (Decrease)	(205)	624
VIP - FundsManager 60%
Units Issued	0	2,462
Units Redeemed	(478)	(359)
Net Increase (Decrease)	(478)	2,103

(a) New fund. See Note 1

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income ratio, and total return for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Money Market
2010	2,199	$21.73	$21.23	$ 47,710	0.80%	1.00%	0.18%	(0.56%)	(0.76%)
2009	3,075	$21.86	$21.39	$ 67,144	0.80%	1.00%	0.80%	(0.08%)	(0.29%)
2008	5,754	$21.88	$21.46	$ 125,749	0.80%	1.00%	2.93%	2.19%	1.99%
2007	3,757	$21.41	$21.04	$ 80,387	0.80%	1.00%	0.49%	4.36%	4.15%
2006	3,615	$20.51	$20.20	$ 74,101	0.80%	1.00%	4.79%	4.04%	3.83%
VIP - Money Market Investor Class
2010	5,528	$10.00	$9.82	$ 61,032	0.10%	1.40%	0.15%	0.02%	(1.03%)
2009	8,469	$11.46	$10.23	$ 95,650	0.25%	1.40%	0.75%	0.45%	(0.56%)
2008	15,329	$11.41	$10.29	$ 174,465	0.25%	1.25%	2.91%	2.74%	1.70%
2007	10,809	$11.10	$10.12	$ 119,943	0.25%	1.10%	4.89%	4.89%	1.25%
2006	4,566	$10.59	$10.59	$ 48,342	0.25%	0.25%	4.82%	4.55%	4.55%
VIP - High Income
2010	397	$38.52	$37.63	$ 15,252	0.80%	1.00%	7.61%	12.91%	12.69%
2009	442	$34.12	$33.39	$ 15,023	0.80%	1.00%	8.15%	42.81%	42.52%
2008	421	$23.89	$23.43	$ 10,016	0.80%	1.00%	7.71%	(25.59%)	(25.74%)
2007	531	$32.11	$31.55	$ 17,017	0.80%	1.00%	0.83%	1.96%	1.75%
2006	685	$31.49	$31.01	$ 21,511	0.80%	1.00%	7.29%	10.35%	10.13%
VIP - High Income Investor Class
2010	1,303	$10.56	$16.78	$ 17,543	0.10%	0.25%	8.47%	5.59%	13.68%
2009	981	$14.76	$12.33	$ 12,378	0.25%	0.35%	8.81%	43.43%	43.29%
2008	719	$8.60	$8.60	$ 6,184	0.25%	0.25%	8.84%	(25.14%)	(25.14%)
2007	660	$11.49	$11.49	$ 7,582	0.25%	0.25%	9.83%	2.30%	2.30%
2006	402	$11.23	$11.23	$ 4,516	0.25%	0.25%	11.96%	10.96%	10.96%
VIP - Equity-Income
2010	879	$58.20	$56.85	$ 51,051	0.80%	1.00%	1.78%	14.23%	14.00%
2009	1,018	$50.95	$49.87	$ 51,779	0.80%	1.00%	2.27%	29.17%	28.91%
2008	1,178	$39.44	$38.69	$ 46,357	0.80%	1.00%	2.31%	(43.12%)	(43.23%)
2007	1,456	$69.34	$68.14	$ 100,774	0.80%	1.00%	0.20%	0.71%	0.51%
2006	1,783	$68.85	$67.80	$ 122,617	0.80%	1.00%	3.36%	19.23%	19.00%
VIP - Equity-Income Investor Class
2010	986	$11.70	$17.44	$ 10,973	0.10%	0.25%	1.76%	16.95%	14.67%
2009	988	$15.21	$9.21	$ 9,328	0.25%	0.35%	2.14%	29.77%	29.64%
2008	1,157	$7.10	$7.10	$ 8,211	0.25%	0.25%	2.28%	(42.85%)	(42.85%)
2007	1,354	$12.42	$12.42	$ 16,816	0.25%	0.25%	1.91%	1.13%	1.13%
2006	942	$12.28	$12.28	$ 11,560	0.25%	0.25%	3.52%	19.74%	19.74%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth
2010	648	$62.77	$61.32	$ 40,586	0.80%	1.00%	0.27%	23.18%	22.93%
2009	721	$50.96	$49.88	$ 36,691	0.80%	1.00%	0.44%	27.26%	27.00%
2008	811	$40.04	$39.27	$ 32,390	0.80%	1.00%	0.77%	(47.59%)	(47.70%)
2007	971	$76.40	$75.09	$ 74,059	0.80%	1.00%	0.09%	25.94%	25.69%
2006	1,163	$60.67	$59.74	$ 70,515	0.80%	1.00%	0.41%	6.00%	5.78%
VIP - Growth Investor Class
2010	569	$12.23	$17.81	$ 6,864	0.10%	0.25%	0.21%	22.30%	23.68%
2009	563	$14.40	$9.30	$ 5,331	0.25%	0.35%	0.33%	27.82%	27.69%
2008	699	$7.28	$7.28	$ 5,088	0.25%	0.25%	0.69%	(47.35%)	(47.35%)
2007	753	$13.82	$13.82	$ 10,407	0.25%	0.25%	0.62%	26.49%	26.49%
2006	377	$10.93	$10.93	$ 4,124	0.25%	0.25%	0.21%	6.45%	6.45%
VIP - Overseas
2010	252	$37.43	$36.56	$ 9,411	0.80%	1.00%	1.36%	12.21%	11.98%
2009	291	$33.36	$32.65	$ 9,673	0.80%	1.00%	2.15%	25.52%	25.26%
2008	324	$26.57	$26.06	$ 8,609	0.80%	1.00%	2.47%	(44.26%)	(44.37%)
2007	389	$47.67	$46.85	$ 18,546	0.80%	1.00%	0.31%	16.37%	16.13%
2006	467	$40.97	$40.34	$ 19,146	0.80%	1.00%	0.92%	17.14%	16.90%
VIP - Overseas, Class R
2010	332	$14.06	$13.88	$ 4,662	0.80%	1.00%	1.36%	12.17%	11.94%
2009	379	$12.54	$12.40	$ 4,745	0.80%	1.00%	2.15%	25.59%	25.34%
2008	466	$9.98	$9.89	$ 4,643	0.80%	1.00%	2.21%	(44.27%)	(44.38%)
2007	663	$17.91	$17.78	$ 11,864	0.80%	1.00%	0.33%	16.41%	16.18%
2006	757	$15.39	$15.30	$ 11,636	0.80%	1.00%	0.74%	17.08%	16.84%
VIP - Overseas, Class R Investor Class
2010	777	$11.85	$16.52	$ 9,681	0.10%	0.25%	1.45%	18.49%	12.72%
2009	756	$14.65	$10.76	$ 8,220	0.25%	0.35%	2.19%	26.10%	25.98%
2008	829	$8.53	$8.53	$ 7,072	0.25%	0.25%	2.30%	(44.01%)	(44.01%)
2007	946	$15.24	$15.24	$ 14,424	0.25%	0.25%	3.21%	16.91%	16.91%
2006	516	$13.04	$13.04	$ 6,727	0.25%	0.25%	0.41%	17.65%	17.65%
VIP - Investment Grade Bond
2010	1,066	$35.73	$34.91	$ 37,949	0.80%	1.00%	3.29%	6.94%	6.73%
2009	1,291	$33.41	$32.71	$ 43,003	0.80%	1.00%	8.65%	14.80%	14.57%
2008	1,250	$29.11	$28.55	$ 36,272	0.80%	1.00%	4.44%	(4.03%)	(4.22%)
2007	1,478	$30.33	$29.80	$ 44,700	0.80%	1.00%	0.56%	3.51%	3.30%
2006	1,732	$29.30	$28.85	$ 50,605	0.80%	1.00%	4.35%	3.52%	3.31%
VIP - Investment Grade Bond Investor Class
2010	3,242	$9.97	$12.90	$ 39,953	0.10%	0.25%	3.14%	(0.26%)	7.45%
2009	3,745	$12.12	$12.01	$ 45,299	0.25%	0.35%	8.71%	15.46%	15.34%
2008	1,912	$10.50	$10.50	$ 20,079	0.25%	0.25%	4.18%	(3.52%)	(3.52%)
2007	1,463	$10.88	$10.88	$ 15,917	0.25%	0.25%	3.17%	4.01%	4.01%
2006	755	$10.46	$10.46	$ 7,896	0.25%	0.25%	1.55%	4.07%	4.07%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Asset Manager
2010	953	$40.52	$39.58	$ 38,517	0.80%	1.00%	1.68%	13.35%	13.12%
2009	1,041	$35.75	$34.99	$ 37,135	0.80%	1.00%	2.36%	28.08%	27.82%
2008	1,161	$27.91	$27.37	$ 32,366	0.80%	1.00%	2.44%	(29.29%)	(29.43%)
2007	1,391	$39.47	$38.79	$ 54,831	0.80%	1.00%	0.90%	14.57%	14.34%
2006	1,625	$34.45	$33.93	$ 55,942	0.80%	1.00%	2.83%	6.46%	6.25%
VIP - Asset Manager Investor Class
2010	845	$11.10	$15.79	$ 11,535	0.10%	0.25%	2.25%	10.95%	13.80%
2009	508	$13.87	$11.49	$ 6,080	0.25%	0.35%	2.72%	28.69%	28.56%
2008	486	$8.93	$8.93	$ 4,339	0.25%	0.25%	2.83%	(28.97%)	(28.97%)
2007	333	$12.58	$12.58	$ 4,185	0.25%	0.25%	6.42%	15.09%	15.09%
2006	157	$10.93	$10.93	$ 1,710	0.25%	0.25%	0.78%	6.97%	6.97%
VIP - Index 500
2010	2,935	$11.59	$34.90	$ 62,460	0.10%	1.00%	1.92%	15.86%	13.87%
2009	2,994	$30.65	$9.81	$ 58,753	0.25%	1.00%	2.59%	26.29%	25.34%
2008	3,193	$7.76	$24.45	$ 50,505	0.25%	1.00%	2.21%	(37.16%)	(37.63%)
2007	3,190	$12.36	$39.21	$ 86,109	0.25%	1.00%	0.48%	5.17%	4.38%
2006	2,916	$11.75	$37.56	$ 89,470	0.25%	1.00%	1.72%	15.44%	14.58%
VIP - Asset Manager: Growth
2010	342	$25.74	$25.14	$ 8,795	0.80%	1.00%	1.13%	15.41%	15.18%
2009	404	$22.30	$21.83	$ 8,972	0.80%	1.00%	1.57%	31.84%	31.58%
2008	454	$16.91	$16.59	$ 7,672	0.80%	1.00%	1.75%	(36.33%)	(36.46%)
2007	534	$26.56	$26.11	$ 14,158	0.80%	1.00%	0.49%	18.01%	17.77%
2006	630	$22.51	$22.17	$ 14,155	0.80%	1.00%	2.12%	6.13%	5.92%
VIP - Asset Manager: Growth Investor Class
2010	304	$11.50	$16.88	$ 3,887	0.10%	0.25%	1.20%	15.03%	15.88%
2009	261	$14.57	$10.94	$ 2,892	0.25%	0.35%	1.62%	32.35%	32.22%
2008	266	$8.27	$8.27	$ 2,202	0.25%	0.25%	2.54%	(36.01%)	(36.01%)
2007	129	$12.92	$12.92	$ 1,671	0.25%	0.25%	4.98%	18.48%	18.48%
2006	56	$10.90	$10.90	$ 609	0.25%	0.25%	1.00%	6.53%	6.53%
VIP - Contrafund
2010	2,284	$46.11	$45.04	$ 105,111	0.80%	1.00%	1.21%	16.28%	16.05%
2009	2,593	$39.65	$38.81	$ 102,644	0.80%	1.00%	1.41%	34.62%	34.45%
2008	2,860	$29.46	$28.89	$ 84,132	0.80%	1.00%	0.94%	(42.98%)	(43.09%)
2007	3,315	$51.65	$50.76	$ 171,016	0.80%	1.00%	0.11%	16.65%	16.41%
2006	4,039	$44.28	$43.61	$ 178,699	0.80%	1.00%	1.27%	10.83%	10.60%
VIP - Contrafund Investor Class
2010	3,758	$11.81	$18.15	$ 49,425	0.10%	0.25%	1.27%	18.09%	16.72%
2009	3,373	$15.55	$10.79	$ 37,633	0.25%	0.35%	1.44%	35.32%	35.19%
2008	3,208	$7.97	$7.97	$ 25,571	0.25%	0.25%	0.94%	(42.74%)	(42.74%)
2007	3,012	$13.92	$13.92	$ 41,924	0.25%	0.25%	1.09%	17.17%	17.17%
2006	1,694	$11.88	$11.88	$ 20,121	0.25%	0.25%	1.31%	11.32%	11.32%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Balanced
2010	688	$19.73	$19.28	$ 13,510	0.80%	1.00%	1.67%	17.13%	16.89%
2009	743	$16.85	$16.49	$ 12,469	0.80%	1.00%	1.88%	37.49%	37.21%
2008	842	$12.25	$12.02	$ 10,272	0.80%	1.00%	1.51%	(34.49%)	(34.62%)
2007	1,092	$18.70	$18.38	$ 20,345	0.80%	1.00%	0.42%	8.17%	7.95%
2006	1,134	$17.29	$17.03	$ 19,566	0.80%	1.00%	2.01%	10.82%	10.59%
VIP - Balanced Investor Class
2010	7,656	$11.57	$18.17	$ 88,885	0.10%	1.40%	1.65%	15.66%	16.34%
2009	7,880	$15.80	$8.94	$ 78,092	0.25%	1.40%	1.90%	38.10%	36.51%
2008	7,292	$8.30	$6.54	$ 50,339	0.25%	1.25%	2.31%	(34.16%)	(34.82%)
2007	2,833	$12.60	$10.03	$ 32,341	0.25%	1.25%	3.45%	8.62%	0.28%
2006	639	$11.60	$11.60	$ 7,411	0.25%	0.25%	0.69%	11.28%	11.28%
VIP - Dynamic Capital Appreciation
2010	65	$14.82	$14.60	$ 952	0.80%	1.00%	0.21%	17.46%	17.22%
2009	79	$12.62	$12.46	$ 997	0.80%	1.00%	0.24%	35.01%	34.74%
2008	89	$9.34	$9.25	$ 835	0.80%	1.00%	0.50%	(41.71%)	(41.82%)
2007	180	$16.03	$15.89	$ 2,876	0.80%	1.00%	0.02%	6.26%	6.04%
2006	334	$15.09	$14.99	$ 5,026	0.80%	1.00%	0.53%	13.06%	12.84%
VIP - Dynamic Capital Appreciation Investor Class
2010	126	$11.71	$18.74	$ 1,646	0.10%	0.25%	0.18%	17.14%	17.89%
2009	107	$15.90	$10.51	$ 1,139	0.25%	0.35%	0.20%	35.67%	35.53%
2008	95	$7.75	$7.75	$ 739	0.25%	0.25%	0.39%	(41.39%)	(41.39%)
2007	182	$13.22	$13.22	$ 2,413	0.25%	0.25%	0.31%	6.64%	6.64%
2006	136	$12.40	$12.40	$ 1,690	0.25%	0.25%	0.65%	13.58%	13.58%
VIP - Growth & Income
2010	764	$18.05	$17.63	$ 13,752	0.80%	1.00%	0.69%	13.95%	13.72%
2009	859	$15.84	$15.50	$ 13,560	0.80%	1.00%	1.08%	26.19%	25.93%
2008	1,013	$12.55	$12.31	$ 12,675	0.80%	1.00%	1.13%	(42.17%)	(42.29%)
2007	1,194	$21.71	$21.33	$ 25,856	0.80%	1.00%	0.28%	11.22%	11.00%
2006	1,415	$19.52	$19.22	$ 27,551	0.80%	1.00%	0.94%	12.27%	12.05%
VIP - Growth & Income Investor Class
2010	273	$11.85	$16.38	$ 3,166	0.10%	0.25%	0.75%	18.49%	14.36%
2009	228	$14.32	$9.73	$ 2,267	0.25%	0.35%	1.01%	26.84%	26.72%
2008	274	$7.67	$7.67	$ 2,104	0.25%	0.25%	1.21%	(41.95%)	(41.95%)
2007	190	$13.22	$13.22	$ 2,509	0.25%	0.25%	1.88%	11.77%	11.77%
2006	126	$11.83	$11.83	$ 1,495	0.25%	0.25%	0.37%	12.67%	12.67%
VIP - Growth Opportunities
2010	469	$13.11	$12.81	$ 6,142	0.80%	1.00%	0.21%	22.75%	22.50%
2009	519	$10.68	$10.45	$ 5,528	0.80%	1.00%	0.49%	44.68%	44.39%
2008	530	$7.38	$7.24	$ 3,901	0.80%	1.00%	0.37%	(55.38%)	(55.47%)
2007	687	$16.55	$16.26	$ 11,331	0.80%	1.00%	-	22.19%	21.94%
2006	771	$13.54	$13.33	$ 10,422	0.80%	1.00%	0.80%	4.61%	4.40%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Opportunities Investor Class
2010	212	$12.20	$20.37	$ 2,461	0.10%	0.25%	0.17%	21.97%	23.30%
2009	209	$16.52	$8.92	$ 1,901	0.25%	0.35%	0.57%	45.21%	45.06%
2008	93	$6.14	$6.14	$ 574	0.25%	0.25%	0.23%	(55.16%)	(55.16%)
2007	110	$13.70	$13.70	$ 1,503	0.25%	0.25%	-	22.72%	22.72%
2006	41	$11.16	$11.16	$ 462	0.25%	0.25%	0.19%	5.00%	5.00%
VIP - Mid Cap
2010	1,627	$26.34	$25.78	$ 42,767	0.80%	1.00%	0.37%	27.80%	27.55%
2009	1,708	$20.61	$20.21	$ 35,135	0.80%	1.00%	0.70%	38.97%	38.69%
2008	1,807	$14.83	$14.58	$ 26,748	0.80%	1.00%	0.43%	(39.93%)	(40.05%)
2007	2,441	$24.69	$24.31	$ 60,180	0.80%	1.00%	0.10%	14.70%	14.46%
2006	3,202	$21.53	$21.24	$ 68,861	0.80%	1.00%	0.35%	11.80%	11.58%
VIP - Mid Cap Investor Class
2010	1,806	$11.62	$20.85	$ 27,512	0.10%	0.25%	0.36%	16.16%	28.35%
2009	1,292	$16.25	$11.63	$ 15,451	0.25%	0.35%	0.65%	39.63%	39.49%
2008	1,252	$8.33	$8.33	$ 10,433	0.25%	0.25%	0.37%	(39.65%)	(39.65%)
2007	1,223	$13.80	$13.80	$ 16,876	0.25%	0.25%	0.71%	15.17%	15.17%
2006	736	$11.99	$11.99	$ 8,817	0.25%	0.25%	0.18%	12.31%	12.31%
VIP - Value Strategies
2010	338	$15.11	$14.89	$ 5,106	0.80%	1.00%	0.51%	25.62%	25.37%
2009	380	$12.03	$11.88	$ 4,564	0.80%	1.00%	0.53%	56.33%	56.01%
2008	434	$7.70	$7.61	$ 3,341	0.80%	1.00%	0.68%	(51.55%)	(51.65%)
2007	647	$15.88	$15.75	$ 10,257	0.80%	1.00%	0.11%	4.88%	4.66%
2006	693	$15.15	$15.05	$ 10,488	0.80%	1.00%	0.62%	15.41%	15.17%
VIP - Value Strategies Investor Class
2010	356	$12.13	$25.29	$ 4,627	0.10%	0.25%	0.47%	21.28%	26.11%
2009	287	$20.05	$9.58	$ 2,841	0.25%	0.35%	0.38%	57.12%	56.96%
2008	267	$6.10	$6.10	$ 1,631	0.25%	0.25%	0.58%	(51.33%)	(51.33%)
2007	395	$12.53	$12.53	$ 4,944	0.25%	0.25%	0.66%	5.26%	5.26%
2006	162	$11.90	$11.90	$ 1,928	0.25%	0.25%	0.22%	15.89%	15.89%
VIP - Utilities
2010	154	$12.82	$12.58	$ 1,972	0.80%	1.00%	2.72%	10.31%	10.09%
2009	181	$11.62	$11.42	$ 2,103	0.80%	1.00%	2.93%	14.50%	14.26%
2008	309	$10.15	$10.00	$ 3,128	0.80%	1.00%	1.87%	(36.12%)	(36.25%)
2007	524	$15.89	$15.68	$ 8,303	0.80%	1.00%	0.20%	19.70%	19.45%
2006	507	$13.27	$13.13	$ 6,716	0.80%	1.00%	2.45%	30.74%	30.48%
VIP - Utilities Investor Class
2010	153	$10.49	$13.17	1,908	0.10%	0.25%	2.97%	4.88%	10.69%
2009	139	$11.90	$11.67	$ 1,621	0.25%	0.35%	3.80%	14.95%	14.83%
2008	150	$10.16	$10.16	$ 1,523	0.25%	0.25%	1.30%	(35.81%)	(35.81%)
2007	564	$15.82	$15.82	$ 8,921	0.25%	0.25%	2.82%	20.23%	20.23%
2006	230	$13.16	$13.16	$ 3,030	0.25%	0.25%	3.26%	31.24%	31.24%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Technology
2010	580	$14.94	$14.66	$ 8,655	0.80%	1.00%	-	26.73%	26.47%
2009	581	$11.79	$11.59	$ 6,839	0.80%	1.00%	0.18%	94.45%	94.06%
2008	361	$6.06	$5.97	$ 2,185	0.80%	1.00%	0.13%	(51.17%)	(51.26%)
2007	471	$12.41	$12.25	$ 5,840	0.80%	1.00%	-	14.43%	14.20%
2006	582	$10.85	$10.73	$ 6,309	0.80%	1.00%	-	7.32%	7.11%
VIP - Technology Investor Class
2010	433	$12.44	$29.07	$ 7,207	0.10%	0.25%	-	24.35%	27.24%
2009	344	$22.85	$12.80	$ 4,633	0.25%	0.35%	0.14%	95.44%	95.24%
2008	180	$6.55	$6.55	$ 1,177	0.25%	0.25%	0.07%	(50.97%)	(50.97%)
2007	206	$13.35	$13.36	$ 2,746	0.25%	0.25%	-	14.86%	14.86%
2006	61	$11.63	$11.63	$ 713	0.25%	0.25%	-	7.83%	7.83%
VIP - Energy
2010	458	$25.19	$24.72	11,514	0.80%	1.00%	0.60%	18.50%	18.26%
2009	558	$21.26	$20.90	$ 11,832	0.80%	1.00%	0.48%	46.84%	46.54%
2008	550	$14.48	$14.26	$ 7,959	0.80%	1.00%	0.09%	(54.67%)	(54.76%)
2007	746	$31.94	$31.53	$ 23,815	0.80%	1.00%	0.02%	44.80%	44.51%
2006	908	$22.06	$21.82	$ 20,024	0.80%	1.00%	0.59%	15.98%	15.75%
VIP - Energy Investor Class
2010	573	$13.14	$19.69	$ 8,415	0.10%	0.25%	0.56%	31.39%	18.96%
2009	516	$16.56	$12.43	$ 6,503	0.25%	0.35%	0.39%	47.42%	47.27%
2008	546	$8.43	$8.43	$ 4,606	0.25%	0.25%	0.02%	(54.44%)	(54.44%)
2007	701	$18.50	$18.50	$ 12,967	0.25%	0.25%	0.27%	45.51%	45.51%
2006	213	$12.71	$12.71	$ 2,703	0.25%	0.25%	1.00%	16.40%	16.40%
VIP - Health Care
2010	259	$14.36	$14.09	$ 3,706	0.80%	1.00%	0.18%	16.41%	16.18%
2009	320	$12.34	$12.13	$ 3,949	0.80%	1.00%	0.34%	31.58%	31.32%
2008	340	$9.38	$9.24	$ 3,179	0.80%	1.00%	0.34%	(32.77%)	(32.90%)
2007	480	$13.95	$13.77	$ 6,691	0.80%	1.00%	0.07%	9.32%	9.10%
2006	553	$12.76	$12.62	$ 7,054	0.80%	1.00%	0.05%	5.49%	5.28%
VIP - Health Care Investor Class
2010	239	$11.96	$17.66	$ 3,126	0.10%	0.25%	0.12%	19.65%	16.86%
2009	192	$15.11	$10.77	$ 2,113	0.25%	0.35%	0.27%	32.20%	32.06%
2008	196	$8.15	$8.15	$ 1,595	0.25%	0.25%	0.36%	(32.48%)	(32.48%)
2007	350	$12.06	$12.06	$ 4,217	0.25%	0.25%	0.31%	9.74%	9.74%
2006	102	$10.99	$10.99	$ 1,122	0.25%	0.25%	0.05%	5.95%	5.95%
VIP - Financial Services
2010	145	$8.66	$8.50	$ 1,253	0.80%	1.00%	0.18%	6.42%	6.21%
2009	267	$8.14	$8.00	$ 2,175	0.80%	1.00%	1.11%	26.28%	26.02%
2008	203	$6.45	$6.35	$ 1,304	0.80%	1.00%	1.98%	(50.48%)	(50.58%)
2007	173	$13.02	$12.85	$ 2,256	0.80%	1.00%	0.32%	(14.12%)	(14.30%)
2006	294	$15.16	$14.99	$ 4,452	0.80%	1.00%	1.06%	15.36%	15.13%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Financial Services Investor Class
2010	253	$11.47	$18.12	$ 2,271	0.10%	0.25%	0.17%	14.67%	6.90%
2009	186	$16.95	$6.75	$ 1,309	0.25%	0.35%	0.68%	26.98%	26.86%
2008	187	$5.31	$5.31	$ 994	0.25%	0.25%	2.66%	(50.30%)	(50.30%)
2007	79	$10.69	$10.69	$ 842	0.25%	0.25%	2.71%	(13.81%)	(13.81%)
2006	88	$12.40	$12.40	$ 1,088	0.25%	0.25%	0.36%	15.83%	15.83%
VIP - Industrials
2010	150	$22.16	$21.75	$ 3,335	0.80%	1.00%	0.66%	30.04%	29.78%
2009	130	$17.04	$16.76	$ 2,201	0.80%	1.00%	1.07%	39.10%	38.82%
2008	138	$12.25	$12.07	$ 1,692	0.80%	1.00%	0.97%	(40.32%)	(40.44%)
2007	168	$20.53	$20.27	$ 3,445	0.80%	1.00%	0.05%	17.34%	17.11%
2006	247	$17.50	$17.31	$ 4,306	0.80%	1.00%	0.90%	14.71%	14.47%
VIP - Industrials Investor Class
2010	297	$12.20	$21.62	$ 4,518	0.10%	0.25%	0.68%	21.97%	30.54%
2009	203	$16.56	$11.93	$ 2,450	0.25%	0.35%	1.04%	39.67%	39.48%
2008	216	$8.54	$8.54	$ 1,847	0.25%	0.25%	1.20%	(39.99%)	(39.99%)
2007	168	$14.24	$14.24	$ 2,396	0.25%	0.25%	0.80%	17.82%	17.82%
2006	75	$12.09	$12.09	$ 903	0.25%	0.25%	1.74%	15.14%	15.14%
VIP - Consumer Discretionary
2010	314	$13.28	$13.03	$ 4,160	0.80%	1.00%	0.70%	30.25%	29.98%
2009	50	$10.19	$10.02	$ 510	0.80%	1.00%	0.53%	37.21%	36.93%
2008	23	$7.43	$7.32	$ 168	0.80%	1.00%	0.41%	(34.63%)	(34.76%)
2007	27	$11.36	$11.22	$ 307	0.80%	1.00%	0.02%	(8.88%)	(9.06%)
2006	64	$12.47	$12.34	$ 802	0.80%	1.00%	0.74%	11.73%	11.50%
VIP - Consumer Discretionary Investor Class
2010	133	$12.10	$22.16	$ 1,793	0.10%	0.25%	0.22%	21.00%	30.74%
2009	36	$16.95	$9.37	$ 356	0.25%	0.35%	0.55%	37.83%	37.69%
2008	16	$6.80	$6.80	$ 112	0.25%	0.25%	0.40%	(34.26%)	(34.26%)
2007	19	$10.34	$10.34	$ 199	0.25%	0.25%	0.09%	(8.52%)	(8.52%)
2006	14	$11.30	$11.30	$ 162	0.25%	0.25%	0.93%	12.34%	12.34%
VIP - Real Estate
2010	200	$19.50	$19.21	$ 3,900	0.80%	1.00%	1.39%	29.38%	29.12%
2009	180	$15.07	$14.88	$ 2,701	0.80%	1.00%	2.92%	36.59%	36.32%
2008	197	$11.03	$10.92	$ 2,172	0.80%	1.00%	2.53%	(40.35%)	(40.47%)
2007	246	$18.50	$18.34	$ 4,542	0.80%	1.00%	0.08%	(18.39%)	(18.55%)
2006	760	$22.66	$22.52	$ 17,215	0.80%	1.00%	1.89%	35.62%	35.35%
VIP - Real Estate Investor Class
2010	412	$10.86	$26.59	$ 5,388	0.10%	0.25%	1.66%	8.58%	29.84%
2009	244	$20.48	$9.60	$ 2,383	0.25%	0.35%	2.90%	37.23%	37.09%
2008	236	$6.99	$6.99	$ 1,650	0.25%	0.25%	2.61%	(40.06%)	(40.06%)
2007	184	$11.67	$11.67	$ 2,146	0.25%	0.25%	1.07%	(18.04%)	(18.04%)
2006	432	$14.23	$14.23	$ 6,143	0.25%	0.25%	2.58%	36.19%	36.19%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Strategic Income
2010	763	$15.60	$15.39	$ 11,867	0.80%	1.00%	4.06%	8.76%	8.54%
2009	924	$14.34	$14.18	$ 13,227	0.80%	1.00%	4.65%	28.98%	28.72%
2008	777	$11.12	$11.01	$ 8,629	0.80%	1.00%	5.32%	(10.92%)	(11.10%)
2007	782	$12.48	$12.39	$ 9,745	0.80%	1.00%	0.49%	4.74%	4.52%
2006	777	$11.92	$11.85	$ 9,248	0.80%	1.00%	3.92%	7.00%	6.79%
VIP - Strategic Income Investor Class
2010	3,615	$10.25	$15.00	$ 48,763	0.10%	0.25%	4.67%	2.50%	9.28%
2009	2,766	$13.73	$13.27	$ 36,918	0.25%	0.35%	5.30%	29.74%	29.61%
2008	1,913	$10.22	$10.22	$ 19,559	0.25%	0.25%	5.19%	(10.56%)	(10.56%)
2007	1,644	$11.43	$11.43	$ 18,792	0.25%	0.25%	5.58%	5.28%	5.28%
2006	977	$10.86	$10.86	$ 10,605	0.25%	0.25%	8.46%	7.58%	7.58%
VIP - Growth Strategies
2010	56	$11.91	$11.78	$ 665	0.80%	1.00%	-	23.97%	23.72%
2009	37	$9.61	$9.52	$ 357	0.80%	1.00%	-	38.61%	38.33%
2008	62	$6.93	$6.88	$ 430	0.80%	1.00%	-	(49.18%)	(49.29%)
2007	93	$13.64	$13.57	$ 1,268	0.80%	1.00%	-	16.58%	16.34%
2006	35	$11.70	$11.67	$ 408	0.80%	1.00%	-	7.66%	7.45%
VIP - Growth Strategies Investor Class
2010	78	$12.14	$20.34	$ 954	0.10%	0.25%	-	21.40%	24.43%
2009	60	$16.34	$9.27	$ 589	0.25%	0.35%	-	39.42%	39.28%
2008	53	$6.65	$6.65	$ 350	0.25%	0.25%	-	(49.00%)	(49.00%)
2007	62	$13.04	$13.04	$ 809	0.25%	0.25%	-	17.10%	17.10%
2006	27	$11.13	$11.13	$ 302	0.25%	0.25%	-	8.17%	8.17%
VIP - International Capital Appreciation Class R
2010	96	$11.72	$11.59	$ 1,127	0.80%	1.00%	1.04%	14.81%	14.58%
2009	165	$10.21	$10.12	$ 1,689	0.80%	1.00%	0.99%	54.52%	54.21%
2008	124	$6.61	$6.56	$ 814	0.80%	1.00%	-	(51.00%)	(51.10%)
2007	185	$13.49	$13.42	$ 2,495	0.80%	1.00%	0.08%	4.32%	4.11%
2006	161	$12.93	$12.89	$ 2,083	0.80%	1.00%	0.98%	13.58%	13.36% (d)
VIP - International Capital Appreciation, Class R Investor Class
2010	257	$11.88	$22.85	$ 3,098	0.10%	0.25%	1.09%	18.82%	15.32%
2009	252	$19.82	$9.83	$ 2,604	0.25%	0.35%	1.00%	55.22%	55.06%
2008	212	$6.33	$6.33	$ 1,342	0.25%	0.25%	-	(50.77%)	(50.77%)
2007	317	$12.86	$12.86	$ 4,075	0.25%	0.25%	0.74%	4.80%	4.80%
2006	182	$12.28	$12.28	$ 2,239	0.25%	0.25%	1.08%	13.94%	13.94%
VIP - Value Leaders
2010	56	$9.77	$9.66	$ 541	0.80%	1.00%	1.13%	9.16%	8.94%
2009	86	$8.95	$8.87	$ 766	0.80%	1.00%	1.62%	26.89%	26.63%
2008	132	$7.05	$7.00	$ 926	0.80%	1.00%	1.37%	(45.05%)	(45.16%)
2007	136	$12.84	$12.77	$ 1,735	0.80%	1.00%	0.09%	3.72%	3.51%
2006	194	$12.37	$12.34	$ 2,390	0.80%	1.00%	0.85%	14.26%	14.03%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Leaders Investor Class
2010	127	$11.41	$16.59	$1,283	0.10%	0.25%	1.03%	14.11%	9.73%
2009	191	$15.12	$8.76	$ 1,736	0.25%	0.35%	1.51%	27.40%	27.28%
2008	288	$6.88	$6.88	$ 1,977	0.25%	0.25%	1.59%	(44.81%)	(44.81%)
2007	259	$12.46	$12.46	$ 3,227	0.25%	0.25%	1.42%	4.22%	4.22%
2006	168	$11.95	$11.95	$ 2,012	0.25%	0.25%	1.61%	14.70%	14.70%
VIP - Value
2010	164	$10.78	$10.66	$ 1,766	0.80%	1.00%	1.32%	16.88%	16.64%
2009	184	$9.22	$9.14	$ 1,699	0.80%	1.00%	0.99%	41.52%	41.23%
2008	173	$6.52	$6.47	$ 1,127	0.80%	1.00%	0.90%	(46.97%)	(47.08%)
2007	219	$12.29	$12.23	$ 2,689	0.80%	1.00%	0.10%	1.27%	1.07%
2006	133	$12.13	$12.10	$ 1,624	0.80%	1.00%	1.15%	13.84%	13.61%
VIP - Value Investor Class
2010	310	$11.67	$20.58	$ 3,589	0.10%	0.25%	1.32%	16.72%	17.37%
2009	310	$17.53	$9.05	$ 2,965	0.25%	0.35%	1.06%	42.05%	41.91%
2008	287	$6.37	$6.37	$ 1,828	0.25%	0.25%	0.84%	(46.66%)	(46.66%)
2007	316	$11.95	$11.95	$ 3,772	0.25%	0.25%	0.60%	1.73%	1.73%
2006	161	$11.74	$11.74	$ 1,892	0.25%	0.25%	1.35%	14.20%	14.20%
VIP - Growth Stock
2010	25	$12.13	$12.00	$ 293	0.80%	1.00%	-	19.09%	18.85%
2009	26	$10.19	$10.09	$ 263	0.80%	1.00%	0.41%	43.70%	43.41%
2008	26	$7.09	$7.04	$ 183	0.80%	1.00%	0.10%	(45.11%)	(45.23%)
2007	60	$12.91	$12.85	$ 764	0.80%	1.00%	-	21.68%	21.43%
2006	37	$10.61	$10.58	$ 390	0.80%	1.00%	0.04%	0.31%	0.11%
VIP - Growth Stock Investor Class
2010	75	$11.97	$19.56	$ 941	0.10%	0.25%	-	19.73%	19.60%
2009	56	$16.36	$10.10	$ 581	0.25%	0.35%	0.46%	44.28%	44.14%
2008	49	$7.00	$7.00	$ 345	0.25%	0.25%	0.11%	(44.82%)	(44.82%)
2007	41	$12.69	$12.69	$ 516	0.25%	0.25%	-	22.15%	22.15%
2006	9	$10.39	$10.39	$ 94	0.25%	0.25%	0.03%	0.69%	0.69%
VIP - Freedom Income
2010	83	$12.35	$12.35	$ 1,021	0.80%	0.80%	2.54%	6.63%	6.63%
2009	69	$11.58	$11.58	$ 800	0.80%	0.80%	4.51%	14.03%	14.03%
2008	49	$10.16	$10.16	$ 501	0.80%	0.80%	3.78%	(11.17%)	(11.17%)
2007	48	$11.44	$11.44	$ 545	0.80%	0.80%	0.26%	5.35%	5.35%
2006	89	$10.86	$10.86	$ 961	0.80%	0.80%	3.23%	6.09%	6.09%
VIP - Freedom Income Investor Class
2010	175	$12.53	$12.86	$ 2,209	0.25%	0.25%	1.92%	7.23%	7.16%
2009	159	$12.00	$11.69	$ 1,871	0.25%	0.35%	3.23%	14.57%	14.45%
2008	178	$10.20	$10.20	$ 1,818	0.25%	0.25%	4.93%	(10.77%)	(10.77%)
2007	104	$11.43	$11.43	$ 1,187	0.25%	0.25%	5.83%	5.81%	5.81%
2006	76	$10.81	$10.81	$ 822	0.25%	0.25%	0.50%	6.57%	6.57%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2005
2010	26	$12.51	$12.51	$ 327	0.80%	0.80%	1.80%	10.45%	10.45%
2009	35	$11.33	$11.33	$ 395	0.80%	0.80%	4.01%	22.04%	22.04%
2008	50	$9.28	$9.28	$ 464	0.80%	0.80%	3.52%	(24.44%)	(24.44%)
2007	45	$12.28	$12.28	$ 555	0.80%	0.80%	0.23%	7.78%	7.78%
2006	43	$11.40	$11.40	$ 493	0.80%	0.80%	3.15%	8.71%	8.71%
VIP - Freedom 2005 Investor Class
2010	115	$12.53	$14.83	1,450	0.25%	0.25%	1.82%	11.13%	11.06%
2009	104	$13.36	$11.27	$ 1,177	0.25%	0.35%	3.33%	22.40%	22.28%
2008	142	$9.21	$9.21	$ 1,307	0.25%	0.25%	4.28%	(24.10%)	(24.10%)
2007	88	$12.14	$12.14	$ 1,071	0.25%	0.25%	4.00%	8.28%	8.28%
2006	38	$11.21	$11.21	$ 430	0.25%	0.25%	0.22%	9.44%	9.44%
VIP - Freedom 2010
2010	107	$12.68	$12.68	$ 1,351	0.80%	0.80%	1.78%	12.05%	12.05%
2009	163	$11.31	$11.31	$ 1,846	0.80%	0.80%	4.05%	23.28%	23.28%
2008	198	$9.18	$9.18	$ 1,820	0.80%	0.80%	2.89%	(25.65%)	(25.65%)
2007	199	$12.34	$12.34	$ 2,451	0.80%	0.80%	0.29%	7.84%	7.84%
2006	174	$11.45	$11.45	$ 1,990	0.80%	0.80%	1.62%	8.95%	8.95%
VIP - Freedom 2010 Investor Class
2010	413	$12.66	$15.29	$ 5,336	0.25%	0.25%	2.31%	12.60%	12.52%
2009	365	$13.58	$11.25	$ 4,145	0.25%	0.35%	3.80%	23.78%	23.66%
2008	418	$9.09	$9.09	$ 3,798	0.25%	0.25%	3.19%	(25.17%)	(25.17%)
2007	385	$12.14	$12.14	$ 4,670	0.25%	0.25%	4.05%	8.36%	8.36%
2006	228	$11.21	$11.21	$ 2,553	0.25%	0.25%	0.06%	9.21%	9.21%
VIP - Freedom 2015
2010	272	$12.82	$12.82	$ 3,483	0.80%	0.80%	2.25%	12.18%	12.18%
2009	322	$11.43	$11.43	$ 3,686	0.80%	0.80%	4.11%	24.28%	24.28%
2008	284	$9.20	$9.20	$ 2,615	0.80%	0.80%	2.89%	(27.61%)	(27.61%)
2007	257	$12.71	$12.71	$ 3,258	0.80%	0.80%	0.37%	8.45%	8.45%
2006	305	$11.72	$11.72	$ 3,577	0.80%	0.80%	1.38%	10.15%	10.15%
VIP - Freedom 2015 Investor Class
2010	544	$10.94	$15.51	$ 6,992	0.10%	0.25%	2.43%	9.44%	12.70%
2009	462	$13.77	$11.30	$ 5,277	0.25%	0.35%	4.13%	24.94%	24.81%
2008	442	$9.05	$9.05	$ 3,997	0.25%	0.25%	2.94%	(27.30%)	(27.30%)
2007	446	$12.44	$12.44	$ 5,546	0.25%	0.25%	3.70%	8.99%	8.99%
2006	272	$11.42	$11.42	$ 3,103	0.25%	0.25%	0.07%	10.61%	10.61%
VIP - Freedom 2020
2010	184	$12.66	$12.66	$ 2,329	0.80%	0.80%	2.28%	13.57%	13.57%
2009	183	$11.15	$11.15	$ 2,038	0.80%	0.80%	3.71%	27.94%	27.94%
2008	210	$8.72	$8.72	$ 1,828	0.80%	0.80%	2.72%	(33.14%)	(33.14%)
2007	162	$13.04	$13.04	$ 2,116	0.80%	0.80%	0.20%	9.35%	9.35%
2006	202	$11.92	$11.92	$ 2,404	0.80%	0.80%	1.49%	11.06%	11.06%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2020 Investor Class
2010	823	$11.14	$16.42	$ 10,434	0.10%	0.25%	2.25%	11.42%	14.10%
2009	761	$14.39	$10.97	$ 8,699	0.25%	0.35%	4.06%	28.43%	28.30%
2008	681	$8.54	$8.54	$ 5,823	0.25%	0.25%	2.95%	(32.80%)	(32.80%)
2007	587	$12.72	$12.72	$ 7,470	0.25%	0.25%	3.31%	9.92%	9.92%
2006	340	$11.57	$11.57	$ 3,931	0.25%	0.25%	0.21%	11.55%	11.55%
VIP - Freedom 2025
2010	41	$12.79	$12.79	$ 521	0.80%	0.80%	2.23%	14.86%	14.86%
2009	39	$11.13	$11.13	$ 440	0.80%	0.80%	2.70%	29.01%	29.01%
2008	84	$8.63	$8.63	$ 723	0.80%	0.80%	2.89%	(34.69%)	(34.69%)
2007	67	$13.21	$13.21	$ 888	0.80%	0.80%	0.20%	9.61%	9.61%
2006	84	$12.05	$12.05	$ 1,016	0.80%	0.80%	2.22%	11.59%	11.59%
VIP - Freedom 2025 Investor Class
2010	205	$12.60	$16.86	$ 2,807	0.25%	0.25%	2.33%	15.51%	15.43%
2009	184	$14.61	$10.91	$ 2,095	0.25%	0.35%	3.94%	29.63%	29.50%
2008	150	$8.42	$8.42	$ 1,258	0.25%	0.25%	1.88%	(34.38%)	(34.38%)
2007	180	$12.83	$12.83	$ 2,304	0.25%	0.25%	3.54%	10.11%	10.11%
2006	72	$11.65	$11.65	$ 834	0.25%	0.25%	0.26%	11.98%	11.98%
VIP - Freedom 2030
2010	124	$12.48	$12.48	$ 1,547	0.80%	0.80%	2.10%	15.15%	15.15%
2009	126	$10.84	$10.84	$ 1,368	0.80%	0.80%	2.74%	30.61%	30.61%
2008	96	$8.30	$8.30	$ 800	0.80%	0.80%	2.35%	(38.54%)	(38.54%)
2007	93	$13.51	$13.51	$ 1,254	0.80%	0.80%	0.16%	10.47%	10.47%
2006	82	$12.23	$12.23	$ 1,007	0.80%	0.80%	2.17%	12.29%	12.29%
VIP - Freedom 2030 Investor Class
2010	272	$12.26	$17.32	$ 3,448	0.25%	0.25%	2.14%	15.83%	15.75%
2009	258	$14.96	$10.58	$ 2,726	0.25%	0.35%	2.87%	31.24%	31.11%
2008	228	$8.06	$8.06	$ 1,836	0.25%	0.25%	2.79%	(38.28%)	(38.28%)
2007	210	$13.06	$13.06	$ 2,744	0.25%	0.25%	2.29%	11.00%	11.00%
2006	92	$11.77	$11.77	$ 1,080	0.25%	0.25%	0.19%	12.83%	12.83%
VIP - Freedom Lifetime Income I
2010	185	$12.46	$12.46	$ 2,307	0.60%	0.60%	2.22%	11.17%	11.17%
2009	200	$11.21	$11.21	$ 2,243	0.60%	0.60%	4.39%	22.02%	22.02%
2008	199	$9.19	$9.19	$ 1,828	0.60%	0.60%	3.27%	(23.15%)	(23.15%)
2007	233	$11.95	$11.95	$ 2,780	0.60%	0.60%	3.53%	7.50%	7.50%
2006	38	$11.12	$11.12	$ 1,534	0.60%	0.60%	4.66%	8.50%	8.50% (f)
VIP - Freedom Lifetime Income II
2010	47	$12.52	$12.52	$ 584	0.60%	0.60%	2.23%	12.31%	12.31%
2009	50	$11.15	$11.15	$ 556	0.60%	0.60%	4.33%	25.68%	25.68%
2008	53	$8.87	$8.87	$ 474	0.60%	0.60%	3.25%	(28.93%)	(28.93%)
2007	57	$12.48	$12.48	$ 711	0.60%	0.60%	4.17%	9.01%	9.01%
2006	17	$11.45	$11.45	$ 194	0.60%	0.60%	4.11%	10.71%	10.71% (f)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Disciplined Small Cap
2010	119	$9.72	$9.63	$ 1,153	0.80%	1.00%	0.28%	24.54%	24.29%
2009	115	$7.80	$7.75	$ 895	0.80%	1.00%	0.54%	21.30%	21.06%
2008	71	$6.43	$6.40	$ 454	0.80%	1.00%	0.85%	(34.31%)	(34.45%)
2007	79	$9.79	$9.76	$ 769	0.80%	1.00%	0.04%	(3.03%)	(3.23%)
2006	39	$10.10	$10.09	$ 398	0.80%	1.00%	0.28%	1.01%	.87% (f)
VIP - Disciplined Small Cap Investor Class
2010	358	$12.39	$18.41	$ 4,096	0.10%	0.25%	0.37%	23.85%	25.04%
2009	265	$14.72	$7.93	$ 2,268	0.25%	0.35%	0.50%	21.79%	21.66%
2008	228	$6.51	$6.51	$ 1,488	0.25%	0.25%	0.82%	(34.00%)	(34.00%)
2007	178	$9.87	$9.87	$ 1,753	0.25%	0.25%	0.49%	(2.65%)	(2.65%)
2006	93	$10.14	$10.14	$ 940	0.25%	0.25%	0.28%	1.37%	1.37% (f)
VIP - FundsManager 20%
2010	4,269	$10.37	$11.52	$ 49,207	0.10%	1.00%	1.85%	3.72%	6.39%
2009	2,966	$11.13	$10.83	$ 33,243	0.25%	1.00%	2.26%	10.04%	9.22%
2008	1,655	$10.12	$9.92	$ 16,692	0.25%	1.00%	3.25%	(8.47%)	(9.16%)
2007	1,044	$11.06	$10.92	$ 11,529	0.25%	1.00%	1.57%	5.75%	4.95%
2006	278	$10.45	$10.40	$ 2,901	0.25%	1.00%	3.37%	4.54%	4.01% (f)
VIP - FundsManager 50%
2010	5,821	$10.90	$11.17	$ 68,935	0.10%	1.00%	1.65%	8.98%	10.77%
2009	5,669	$10.36	$10.08	$ 59,774	0.25%	1.00%	2.03%	18.68%	17.79%
2008	4,697	$8.73	$8.56	$ 40,810	0.25%	1.00%	2.56%	(22.77%)	(23.35%)
2007	4,364	$11.31	$11.17	$ 49,232	0.25%	1.00%	1.49%	6.82%	6.01%
2006	1,881	$10.59	$10.53	$ 19,901	0.25%	1.00%	2.67%	5.86%	5.33% (f)
VIP - FundsManager 60%
2010	10,668	$11.11	$9.96	$ 120,858	0.10%	1.40%	1.31%	11.06%	12.20%
2009	10,677	$9.19	$8.88	$ 106,732	0.25%	1.40%	1.90%	22.17%	20.94%
2008	7,403	$7.52	$7.34	$ 54,500	0.25%	1.25%	2.51%	(27.11%)	(27.78%)
2007	1,054	$10.17	$10.16	$ 10,717	1.10%	1.25%	1.68%	1.66%	1.61% (e)
VIP - FundsManager 70%
2010	4,903	$11.28	$10.64	$ 55,925	0.10%	1.00%	1.39%	12.82%	13.18%
2009	5,062	$9.66	$9.40	$ 49,858	0.25%	1.00%	1.65%	24.13%	23.20%
2008	4,867	$7.78	$7.63	$ 37,748	0.25%	1.00%	2.02%	(32.20%)	(32.71%)
2007	4,775	$11.48	$11.34	$ 54,707	0.25%	1.00%	1.00%	7.52%	6.71%
2006	1,966	$10.68	$10.62	$ 20,962	0.25%	1.00%	2.27%	6.77%	6.24% (f)
VIP - FundsManager 85%
2010	2,340	$11.54	$10.25	$ 26,109	0.10%	1.00%	1.18%	15.37%	15.04%
2009	2,223	$9.16	$8.91	$ 20,727	0.25%	1.00%	1.39%	28.24%	27.28%
2008	2,253	$7.15	$7.00	$ 16,054	0.25%	1.00%	1.53%	(38.35%)	(38.82%)
2007	2,005	$11.59	$11.44	$ 23,188	0.25%	1.00%	0.62%	8.35%	7.46%
2006	905	$10.70	$10.65	$ 9,666	0.25%	1.00%	1.33%	6.99%	6.45% (f)
VIP - Consumer Staples
2010	31	$11.84	$11.75	$ 360	0.80%	1.00%	1.18%	14.30%	14.07%
2009	45	$10.36	$10.36	$ 464	0.80%	0.80%	1.63%	19.77%	19.53%
2008	78	$8.65	$8.62	$ 673	0.80%	1.00%	1.19%	(21.98%)	(22.14%)
2007	25	$11.09	$11.09	$ 280	0.80%	0.80%	0.05%	10.87%	10.87% (d)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Consumer Staples Investor Class
2010	159	$11.20	$15.07	$ 1,866	0.10%	0.25%	1.79%	11.99%	14.73%
2009	87	$13.14	$10.49	$ 911	0.25%	0.35%	1.42%	20.37%	20.25%
2008	129	$8.72	$8.72	$ 1,128	0.25%	0.25%	1.55%	(21.60%)	(21.60%)
2007	45	$11.12	$11.12	$ 497	0.25%	0.25%	1.12%	11.19%	11.19% (d)
VIP - Materials
2010	188	$13.49	$13.39	$ 2,540	0.80%	1.00%	2.13%	27.52%	27.26%
2009	176	$10.58	$10.52	$ 1,868	0.80%	1.00%	1.16%	76.66%	76.31%
2008	109	$5.99	$5.97	$ 649	0.80%	1.00%	0.72%	(47.31%)	(47.42%)
2007	42	$11.36	$11.36	$ 484	0.80%	0.80%	0.05%	13.65%	13.65% (d)
VIP - Materials Investor Class
2010	319	$12.65	$27.81	$ 4,688	0.10%	0.25%	2.30%	26.52%	28.05%
2009	283	$21.72	$10.71	$ 3,156	0.25%	0.35%	1.29%	77.57%	77.39%
2008	122	$6.03	$6.03	$ 734	0.25%	0.25%	0.47%	(47.11%)	(47.11%)
2007	56	$11.40	$11.40	$ 635	0.25%	0.25%	1.61%	14.00%	14.00% (d)
VIP - Telecommunications
2010	71	$8.83	$8.76	$ 619	0.80%	1.00%	2.30%	16.60%	16.37%
2009	38	$7.57	$7.53	$ 286	0.80%	1.00%	1.84%	46.82%	46.53%
2008	19	$5.16	$5.16	$ 100	0.80%	0.80%	4.88%	(47.84%)	(47.84%)
2007	8	$9.89	$9.89	$ 81	0.80%	0.80%	0.02%	(1.12%)	(1.12%) (d)
VIP - Telecommunications Investor Class
2010	59	$11.43	$21.78	$ 627	0.10%	0.25%	2.23%	14.32%	17.08%
2009	24	$18.60	$7.66	$ 189	0.25%	0.35%	1.01%	47.53%	47.38%
2008	13	$5.20	$5.20	$ 68	0.25%	0.25%	1.06%	(47.60%)	(47.60%)
2007	10	$9.91	$9.91	$ 102	0.25%	0.25%	0.36%	(0.85%)	(0.85%) (d)
VIP - Emerging Markets
2010	187	$9.04	$9.00	$ 1,691	0.80%	1.00%	0.66%	17.06%	16.83%
2009	218	$7.73	$7.70	$ 1,678	0.80%	1.00%	0.58%	74.00%	73.65%
2008	17	$4.44	$4.44	$ 77	0.80%	0.80%	0.83%	(55.60%)	(55.60%) (c)
VIP - Emerging Markets Investor Class
2010	360	$11.63	$24.41	$ 4,122	0.10%	0.25%	0.94%	16.34%	17.42%
2009	388	$20.79	$7.79	$ 3,276	0.25%	0.35%	0.54%	75.12%	74.95%
2008	76	$4.45	$4.45	$ 338	0.25%	0.25%	2.41%	(55.53%)	(55.53%) (c)
UIF - Emerging Markets Equity
2010	925	$11.41	$28.32	$ 18,538	0.10%	1.00%	0.60%	14.14%	17.84%
2009	918	$24.03	$11.49	$ 16,715	0.25%	1.00%	-	69.42%	68.15%
2008	935	$6.78	$14.29	$ 10,372	0.25%	1.00%	-	(56.73%)	(57.06%)
2007	1,659	$15.68	$33.28	$ 43,077	0.25%	1.00%	0.06%	40.10%	39.04%
2006	1,928	$11.19	$23.94	$ 36,693	0.25%	1.00%	0.67%	36.80%	35.78%
UIF - Emerging Markets Debt
2010	838	$9.89	$25.92	$ 12,540	0.10%	1.00%	3.09%	(1.12%)	8.65%
2009	451	$23.86	$12.70	$ 7,367	0.25%	1.00%	7.51%	29.88%	28.91%
2008	293	$9.78	$18.51	$ 3,889	0.25%	1.00%	6.49%	(15.19%)	(15.83%)
2007	282	$11.53	$21.99	$ 4,634	0.25%	1.00%	0.89%	6.26%	5.46%
2006	232	$10.85	$20.85	$ 4,461	0.25%	1.00%	7.71%	10.53%	9.70%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
UIF - Global Tactical Asset Allocation (b)
2010	331	$11.29	$12.85	$ 3,829	0.10%	1.00%	3.01%	12.87%	4.63%
2009	465	$15.59	$9.15	$ 4,990	0.25%	1.00%	3.03%	32.20%	31.20%
2008	577	$6.92	$9.36	$ 4,664	0.25%	1.00%	3.35%	(44.76%)	(45.18%)
2007	760	$12.53	$17.07	$ 11,432	0.25%	1.00%	0.34%	14.30%	13.44%
2006	768	$10.96	$15.05	$ 10,654	0.25%	1.00%	0.08%	24.82%	23.89%
Invesco - Van Kampen Global Value Equity (b)
2010	317	$11.30	$14.16	$ 3,709	0.10%	1.00%	1.87%	13.04%	9.84%
2009	334	$12.89	$8.17	$ 3,398	0.25%	1.00%	6.93%	15.70%	14.84%
2008	315	$7.06	$11.23	$ 2,879	0.25%	1.00%	2.64%	(40.30%)	(40.75%)
2007	431	$11.82	$18.95	$ 6,707	0.25%	1.00%	0.28%	6.37%	5.57%
2006	415	$11.11	$17.95	$ 6,913	0.25%	1.00%	1.44%	20.90%	20.00%
OMIF - Growth II
2009	-	-	-	-	-	-	-	-	-
2008	-	-	-	-	-	-	-	(34.41%)	(34.53%)
2007	120	$13.69	$13.45	$ 1,638	0.80%	1.00%	0.01%	22.44%	22.19%
2006	158	$11.18	$11.01	$ 1,774	0.80%	1.00%	-	6.34%	6.13%
OMIF - Small Cap
2009	-	-	-	-	-	-	-	-	-
2008	-	-	-	-	-	-	0.95%	(12.78%)	(12.95%)
2007	248	$25.12	$24.69	$ 6,219	0.80%	1.00%	-	5.78%	5.57%
2006	313	$23.75	$23.39	$ 7,434	0.80%	1.00%	-	15.80%	15.57%
OMIF - Select Value
2009	-	-	-	-	-	-	-	-	-
2008	-	-	-	-	-	-	2.45%	(23.08%)	(23.23%)
2007	128	$21.57	$21.20	$ 2,751	0.80%	1.00%	0.13%	4.67%	4.46%
2006	156	$20.61	$20.30	$ 3,209	0.80%	1.00%	1.42%	24.73%	24.48%
OMIF - Columbus Circle Technology & Communications
2009	-	-	-	-	-	-	-	-	-
2008	-	-	-	-	-	-	-	(26.13%)	(26.27%)
2007	453	$12.13	$11.92	$ 5,498	0.80%	1.00%	-	32.26%	31.99%
2006	584	$9.17	$9.03	$ 5,351	0.80%	1.00%	-	3.87%	3.66%
OMIF - Large Cap Growth
2009	-	-	-	-	-	-	-	-	-
2008	-	-	-	-	-	-	-	(36.87%)	(36.99%)
2007	279	$21.00	$20.64	$ 5,846	0.80%	1.00%	-	22.71%	22.46%
2006	367	$17.11	$16.85	$ 6,275	0.80%	1.00%	-	7.23%	6.99%
WFAF - Advantage VT Discovery
2010	174	$21.61	$21.11	$ 3,766	0.80%	1.00%	-	34.46%	34.19%
2009	198	$16.07	$15.73	$ 3,164	0.80%	1.00%	-	39.18%	38.90%
2008	221	$11.55	$11.32	$ 2,543	0.80%	1.00%	-	(44.80%)	(44.92%)
2007	271	$20.92	$20.56	$ 5,645	0.80%	1.00%	-	21.34%	21.09%
2006	322	$17.24	$16.98	$ 5,544	0.80%	1.00%	-	13.73%	13.50%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
WFAF - Advantage VT Opportunity
2010	94	$24.08	$23.53	$ 2,258	0.80%	1.00%	0.76%	22.77%	22.52%
2009	103	$19.62	$19.20	$ 2,009	0.80%	1.00%	-	46.55%	46.26%
2008	129	$13.39	$13.13	$ 1,730	0.80%	1.00%	1.91%	(40.58%)	(40.70%)
2007	155	$22.53	$22.14	$ 3,482	0.80%	1.00%	0.07%	5.78%	5.56%
2006	194	$21.30	$20.97	$ 4,131	0.80%	1.00%	-	11.32%	11.10%
CST - U.S. Equity Flex I
2010	105	$10.69	$10.44	$ 1,116	0.80%	1.00%	0.15%	13.54%	13.32%
2009	145	$9.41	$9.21	$ 1,369	0.80%	1.00%	1.15%	23.67%	23.42%
2008	173	$7.61	$7.46	$ 1,314	0.80%	1.00%	0.08%	(35.12%)	(35.26%)
2007	219	$11.73	$11.53	$ 2,572	0.80%	1.00%	-	(1.63%)	(1.83%)
2006	278	$11.92	$11.74	$ 3,317	0.80%	1.00%	-	3.93%	3.72%
CST - International Equity Flex I
2010	-	-	-	$ -	-	-	-	-	-
2009	-	-	-	$ -	-	-	-	-	-
2008	162	$6.12	$9.68	$ 1,458	0.25%	1.00%	1.63%	(41.18%)	(41.63%)
2007	159	$16.88	$16.59	$ 2,682	0.80%	1.00%	0.10%	15.66%	15.42%
2006	146	$14.59	$14.37	$ 2,133	0.80%	1.00%	1.04%	17.71%	17.47%
CST - International Equity Flex II
2010	-	-	-	$ -	-	-	-	-	-
2009	-	-	-	$ -	-	-	-	-	-
2008	57	$7.29	$7.15	$ 418	0.80%	1.00%	1.68%	(47.18%)	(47.29%)
2007	90	$13.81	$13.57	$ 1,235	0.80%	1.00%	-	(4.73%)	(4.92%)
2006	155	$14.49	$14.27	$ 2,238	0.80%	1.00%	-	12.30%	12.08%
CST - International Equity Flex III (a)
2010	160	$11.31	$11.22	$ 1,803	0.25%	1.00%	0.10%	11.95%	11.11%
2009	177	$10.10	$10.10	$ 1,793	0.25%	1.00%	-	51.24%	50.10%
Lazard - Retirement Emerging Markets
2010	1,349	$11.45	$15.19	$ 20,743	0.10%	1.00%	1.56%	14.45%	21.82%
2009	1,553	$12.82	$12.47	$ 20,110	0.25%	1.00%	4.04%	69.81%	68.53%
2008	717	$7.55	$7.40	$ 5,379	0.25%	1.00%	1.92%	(48.72%)	(49.11%)
2007	828	$14.72	$14.54	$ 12,151	0.25%	1.00%	0.33%	33.29%	32.29%
2006	315	$11.05	$10.99	$ 3,477	0.25%	1.00%	0.37%	10.45%	9.90% (f)
SAI - Mid Cap Value
2010	-	-	-	$ -	-	-	-	-	-
2009	-	-	-	$ -	-	-	-	-	-
2008	58	$6.02	$6.00	$ 349	0.80%	1.00%	1.15%	(35.66%)	(35.79%)
2007	28	$9.36	$9.36	$ 266	0.80%	0.80%	0.29%	(6.35%)	(6.35%) (d)
SAI - Mid Cap Value Investor Class
2010	-	-	-	$ -	-	-	-	-	-
2009	-	-	-	$ -	-	-	-	-	-
2008	35	$6.06	$6.06	$ 210	0.25%	0.25%	0.57%	(35.42%)	(35.42%)
2007	8	$9.39	$9.39	$ 78	0.25%	0.25%	1.32%	(6.10%)	(6.10%) (d)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Notes to Financial Statements
Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
SAI - Small Cap Blend
2010	-	-	-	$ -	-	-	-	-	-
2009	-	-	-	$ -	-	-	-	-	-
2008	51	$5.59	$5.57	$ 286	0.80%	1.00%	0.58%	(38.91%)	(39.03%)
2007	16	$9.15	$9.15	$ 142	0.80%	0.80%	0.03%	(8.47%)	(8.47%) (d)
SAI - Small Cap Blend Investor Class
2010	-	-	-	$ -	-	-	-	-	-
2009	-	-	-	$ -	-	-	-	-	-
2008	56	$5.63	$5.63	$ 317	0.25%	0.25%	0.29%	(38.69%)	(38.69%)
2007	14	$9.18	$9.18	$ 127	0.25%	0.25%	0.13%	(8.21%)	(8.21%) (d)
PVIT - Low Duration (a)
2010	4,344	$10.08	$10.56	$ 45,757	0.10%	1.00%	1.60%	0.80%	4.24%
2009	1,771	$10.15	$10.14	$ 17,975	0.25%	1.00%	0.58%	1.12%	1.09%
PVIT - Real Return (a)
2010	2,623	$10.01	$11.00	$ 28,222	0.10%	1.00%	1.34%	0.10%	7.02%
2009	834	$10.29	$10.27	$ 8,583	0.25%	1.00%	0.97%	2.05%	2.02%
PVIT - Total Return (a)
2010	4,325	$9.99	$10.82	$ 46,463	0.10%	1.00%	2.29%	(0.13%)	7.02%
2009	1,526	$10.13	$10.11	$ 15,460	0.25%	1.00%	0.45%	0.65%	0.62%

(1) These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on May 1, 2008.

(d) These portfolios commenced operations on May 1, 2007.

(e) These portfolios commenced operations on September 4, 2007.

(f) These portfolios commenced operations on May 1, 2006.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contractholders of Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company at December 31, 2010, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Empire Fidelity Investments Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2010 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 26, 2011

Annual Report

Retirement Reserves, Income Advantage, Personal Retirement, Freedom Lifetime Income and Growth and Guaranteed Income are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc.
are the distributors.

82 Devonshire Street, Boston, MA 02109

N.EVA/EFIA-ANN-0211
1.540222.113

PART C
OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a) Financial Statements included in Part B

(1) The following financial statements of Empire Fidelity Investments Life Insurance Company are filed in Part B.

(2) Statements of Assets and Liabilities for Empire Fidelity Investments Variable Annuity Account A as of December 31, 2010.

(3) Statements of Operations for Empire Fidelity Investments Variable Annuity Account A for Year ended December 31, 2010.

(4) Statements of Changes in Net Assets for Empire Fidelity Investments Variable Annuity Account A for Years ended December 31, 2010 and 2009.

(4) Report of PricewaterhouseCoopers LLP on the Financial Statements of Empire Fidelity Investments Variable Annuity Account A.

(5) Balance Sheets of Empire Fidelity Investments Life Insurance Company as of December 31, 2010 and 2009.

(6) Statements of Income for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2010, 2009, and 2008.

(7) Statements of Changes in Stockholder's Equity for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2010, 2009, and 2008.

(8) Statements of Cash Flows for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2010, 2009, and 2008.

(9) Notes to Financial Statements of Empire Fidelity Investments Life Insurance Company.

(10) Report of PricewaterhouseCoopers LLP on Financial Statements of Empire Fidelity Investments Life Insurance Company.

b) Exhibits

(1) Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company ("Empire Fidelity Investments Life") establishing the Empire Fidelity Investments Variable Annuity Account A. (Note 1)

(2) Custody Agreement - Not Applicable

(3) Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services LLC. (Note 1)

(4) (a) Specimen Variable Annuity Contract (Note 2)

(b) Endorsement for Qualified Contracts (Note 2)

(5) Application for Variable Annuity Contract (Note 2)

(6) Certification of Incorporation and By-laws

(a) Charter of Empire Fidelity Investments Life (Note 1)

(b) Amended Bylaws of Empire Fidelity Investments Life (Note 1)

(7) Form of Reinsurance Agreement - Not applicable

(8) (a) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Life. (Note 1)

(b) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Corp rate Services. (Note 1)

(9) Legal opinion and consent of Edward M. Shea, filed herewith as Exhibit 9

(10) Written consent of PricewaterhouseCoopers LLP is filed herewith as Exhibit 10

(11) Not Applicable

(12) Not Applicable

(13) Not Applicable

(14) (a) Form of Participation Agreement Between Empire Fidelity Investments Life, Fidelity Distributors Corporation and Variable Insurance Products Fund (Note 1)

(b) Form of Participation Agreement Between Empire Fidelity Investments Life, Fidelity Distribtors Corporation and Variable Insurance Products Fund II (Note 1)

(c) Form of Participation Agreement Between Empire Fidelity Investments Life, Fidelity Distributors Corporation and Variable Insurance Products Fund III (Note 3)

(d) Form of Participation Agreement Between Empire Fidelity Investments Life, Fidelity Distributors Corporation and Variable Insurance Products Fund IV (Note 3)

(e) Form of Participation Agreement between Empire Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the "Adviser"), (Note 2)

(f) Form of Participation Agreement between Empire Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. ("FUND"), and PILGRIM BAXTER & ASSOCIATES, LTD. ("ADVISER"). (Note 2)

(g) Form of Participation Agreement between Empire Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the "Fund"), and MORGAN STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the "Advisers"). (Note 2)

(h) Form of Participation Agreement between Empire Fidelity Investments Life andWarburg, Pincus Trust, (the "Fund"); Warburg, Pincus Counsellors, Inc. (the "Adviser"); and Counsellors Securities Inc. (Note 2)

(i) Form of Participation Agreement between Empire Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC ("Adviser") and LAZARD RETIREMENT SERIES, INC. ("Fund"). (Note 4)

(j) Form of Participation Agreement between Empire Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the "Fund"), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the "Underwriter"), a Delaware limited liability company. (Note 5)

(15) Powers of Attorney

(a) Power of Attorney for Jeffrey K. Cimini (Note 7)

(b) Power of Attorney for William R. Ebsworth (Note 6)

(c) Power of Attorney for Kathleen M. Graveline (Note 6)

(d) Power of Attorney for Peter G. Johannsen (Note 6)

(e) Power of Attorney for Malcolm MacKay (Note 6)

(f) Power of Attorney for Miles Mei (Note 6)

(g) Power of Attorney for Kathleen A. Murphy (Note 6)

(h) Power of Attorney for Rodney R. Rohda (Note 6)

(i) Power of Attorney for Roger T. Servison (Note 6)

(j) Power of Attorney for Jon J. Skillman (Note 6)

(k) Power of Attorney for G. Michael Slovak (Note 6)

(Note 1) Incorporated by reference from original registration statement filed on Form N-4 on April 24, 1997, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement No. 33-42376, filed on August 29, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(Note 3) Incorporated herein by reference from Post-Effective Amendment No. 10 to this Registration Statement filed on April 24, 2001.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 19 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed on April 27, 2006.

(Note 5) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on September 21, 2009.

(Note 6) Incorporated by reference from Post-Effective Amendment No. 21 to Registration Statement on Form N-4, Reg. No. 33-54924, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on September 21, 2009.

(Note 7) Incorporated by reference from Post-Effective Amendment No. 22 to Registration Statement on Form N-4, Reg. No. 33-54924, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 28, 2010.

Item 25. Directors and Officers of the Depositor

Directors of Empire Fidelity Investments Life

JEFFREY K. CIMINI, Director & President

WILLIAM R. EBSWORTH, Director

KATHLEEN M. GRAVELINE, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

JON J. SKILLMAN, Director

G. MICHAEL SLOVAK, Director

FLOYD L. SMITH, Director

Executive Officers who are not Directors

DAVID A. GOLINO	Senior Vice President, Chief Financial Officer
ROBERT J. CUMMINGS	Senior Vice President, Sales and Client Services
WILLIAM J. JOHNSON JR.	Actuary and Executive Vice President
BRETT WOLLAM	Vice President, Marketing
BRIAN N. LEARY	Chief Compliance Officer and Consumer Services Officer
EARL F. MARTIN	Appointed Actuary
MILES MEI	Treasurer
EDWARD M. SHEA	Vice President, General Counsel and Secretary
FELICIA F. TIERNEY	Vice President, Human Resources
ED CADY	Vice President, System and Technology
MARYANN P. CREWS	Illustration Actuary
JEFFREY C. WALL	Assistant Vice President, Operations

The principal business address for each person named in Item 25 is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 26. Persons Controlled By or Under Common control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement filed on Form N-4 on August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

Item 27. Number of Contract Owners.

As of March 31, 2011, there were 712 Qualified Contracts and 210 Non-qualified Contracts outstanding.

Item 28. Indemnification.

FMR LLC and its subsidiaries own directors' and officers' liability reimbursement contracts (the "Policies"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Empire Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as a result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omission.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Empire Fidelity Investments Life. A $10 million limit (policy aggregate limit) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Empire Fidelity Investments Life.

New York law (N.Y. Bus. Corp. 722) provides, in part, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in the best interests of the corporation and, in respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The text of Article VI of Empire Fidelity Investment Life's By-Laws, which relates to indemnification of the directors and officers, is as follows:

Section 6.1. Indemnification of Directors, Officers, Employees and Agents. Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (including any action or suit by or in the right of the Corporation to procure a judgement in its favor) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified to the extent permitted by the laws of the State of New York, against expenses (including attorney's fees), judgements, fines and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of settlement of such action, suit or proceeding. The indemnification expressly provided by statute in a specific case shall not be deemed entitled under any lawful agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such person.

The Board of Directors may purchase and maintain insurance on behalf on any person who is or was a director, officer, employee of agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture or trust or other enterprise against any liability incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person in connection with the securities being registered), the Registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its against is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	James C. Burton	\\\\\\\\\\\\\\\\\\\\\\\	Director, Chief Executive Officer, & President
	Michael Durbin		Director
	Jeffrey Lagarce		Director
	Kathleen Murphy		Director
	Richard Lyons		Chief Financial Officer and Senior Vice President
	Donald St. Peter		Vice President, Real Estate
	John W. Callahan		Executive Vice President
	Tami R. Rash		Treasurer
	J. Gregory Wass		Assistant Treasurer
	David Forman		Chief Legal Officer & Secretary
	Peter D. Stahl		Assistant Secretary
	Norman Ashkenas		Secretary
	Susan Sturdy		Assistant Secretary
	Jim Smith		Senior Vice President, Real Estate

The address for each person named in Item 29(b) is 82 Devonshire Street, Boston, Massachusetts 02109.

(c) $0.00

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at One World Financial Center New York, New York 10281.

Item 31. Management Services

The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B. Payments under these contracts for 2010, 2009, and 2008, were $3,701,701, $3,347,789, and $3,479,222 respectively.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in a prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

(e) Empire Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Empire Fidelity Investments Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investments Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Empire Fidelity Investments Variable Annuity Account A, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 23 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 28th day of April, 2011.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A

(Registrant)

By: EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/Edward M. Shea
	Jeffrey K. Cimini		Edward M. Shea
	President		Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 28th day of April, 2011.

Signature	Title
/s/ *		)
Jeffrey K. Cimini	President and Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
) By: /s/Edward M. Shea
/s/ *		) Edward M. Shea
Jon J. Skillman	Director	) (Attorney-in-Fact)*
)
/s/ *		)
William R. Ebsworth	Director	)
)
/s/ *		)
Kathleen M. Graveline	Director	)
)
/s/ *		)
Peter G. Johannsen	Director	)
)
/s/ *		)
Malcolm MacKay	Director	)
)
/s/ *		)
Kathleen A. Murphy	Director	)
)
/s/ *		) By: /s/Edward M. Shea
Rodney R. Rohda	Director	) Edward M. Shea
) (Attorney-in-Fact)*
/s/ *		)
Roger T. Servison	Director	)
)
/s/ *		)
G. Michael Slovak	Director	)